   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2018.

                                                   REGISTRATION NOS. 33-20453
                                                                    811-05166



                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                         PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                       POST-EFFECTIVE AMENDMENT NO. 48                    [x]
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              AMENDMENT NO. 137                           [x]

                      (CHECK APPROPRIATE BOX OR BOXES.)

                       MONY AMERICA VARIABLE ACCOUNT A
                         (EXACT NAME OF REGISTRANT)

                   MONY LIFE INSURANCE COMPANY OF AMERICA
                             (NAME OF DEPOSITOR)
                          525 WASHINGTON BOULEVARD
                        JERSEY CITY, NEW JERSEY 07310
     (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               (212) 554-1234
             (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)
             -------------------


                                 SHANE DALY
                VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                   MONY LIFE INSURANCE COMPANY OF AMERICA
                    525 WASHINGTON BOULEVARD, 22ND FLOOR
                        JERSEY CITY, NEW JERSEY 07310
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                             DODIE C. KENT, ESQ.
                        EVERSHEDS SUTHERLAND (US) LLP
                       THE GRACE BUILDING, 40TH FLOOR
                         1114 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10036
             -------------------


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE: (CHECK APPROPRIATE BOX)

          [ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE
                485.

          [x]   ON MAY 1, 2018 PURSUANT TO PARAGRAPH (b) OF RULE 485.

          [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE
                485.
          [ ]   ON PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                    TITLE OF SECURITIES BEING REGISTERED:
    UNITS OF INTEREST IN SEPARATE ACCOUNT UNDER INDIVIDUAL FLEXIBLE PAYMENT
                         VARIABLE ANNUITY CONTRACTS

PROSPECTUS                                             ISSUED BY
DATED MAY 1, 2018                                      MONY LIFE INSURANCE COMPANY OF AMERICA
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY           WITH VARIABLE INVESTMENT OPTIONS UNDER MONY
  CONTRACT                                             AMERICA'S MONY AMERICA VARIABLE ACCOUNT A
                                                       OPERATIONS CENTER
                                                       5788 WIDEWATERS PARKWAY
                                                       SYRACUSE, NY 13214


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT (THE "PORTFOLIOS").


MONY Life Insurance Company of America ("we," "us," "our," "MONY America" or the "Company") issues the flexible payment variable annuity contract described in this prospectus (the "Contract"). This prospectus is a disclosure document and describes all of the Contract's material features, benefits, rights and obligations, as well as other information. The description of the Contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus in accordance with the Contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.


This Contract is no longer being sold. This prospectus is used with current Contractholders only. We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your Purchase Payments and how to allocate your Cash Value.


You may allocate some or all of your Purchase Payments into the sub-accounts. Each subaccount is a subaccount of MONY America Variable Account A, a separate investment account of the Company. Both the value of your Contract before annuitization and the amount we apply upon annuitization will depend on the investment performance of the Portfolios you select. You bear the investment risk of investing in the Portfolios. The subaccounts invest in shares of the following Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"):





SUBACCOUNTS

- 1290 VT/GAMCO Small Company Value                               - EQ/Core Bond Index
- All Asset Growth-Alt 20 (formerly All Asset Aggressive-Alt 75)  - EQ/Intermediate Government Bond
- AXA Aggressive Allocation(1)(2)                                 - EQ/MFS International Growth
- AXA Conservative Allocation(1)(2)                               - EQ/Money Market
- AXA Conservative-Plus Allocation(1)(2)                          - EQ/Quality Bond PLUS
- AXA Moderate Allocation(1)(2)                                   - EQ/T. Rowe Price Growth Stock
- AXA Moderate-Plus Allocation(1)(2)


NOT ALL OF THESE PORTFOLIOS MAY BE AVAILABLE IN ALL STATES OR ALL MARKETS.

(1)   The "AXA Allocation" Portfolios.

(2) This Portfolio utilizes a volatility management strategy as part of its investment objective and/or principal investment strategy. See "The Portfolios" for information on how volatility management strategies may impact your Cash Values.

You may also allocate some or all of your Purchase Payments and Cash Values into our Guaranteed Interest Account, which is discussed later in this prospectus.


A Statement of Additional Information dated May 1, 2018 containing additional information about the Contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission (the "SEC") and is available from the Company without charge upon written request. You may request one by writing to our Operations Center located at MONY Life Insurance Company of America, Operations Center, 5788 Widewaters Parkway, Syracuse, New York 13214, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on the last page of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.




MLA-MM 05.18

                         CONTENTS OF THIS PROSPECTUS




1.  SUMMARY OF THE CONTRACT..........................................      3
    Definitions......................................................      3
    Purpose of the Contract..........................................      3
    Purchase Payments and Cash Values................................      3
    Minimum Purchase Payments........................................      3
    MONY America Variable Account A..................................      4
    Guaranteed Interest Account......................................      4
    Transfer of Cash Values..........................................      4
    Surrender........................................................      4
    Charges and deductions...........................................      4
    Free Look period.................................................      4
    Death benefit....................................................      5
    Fee tables.......................................................      5
    Example..........................................................      6
    Other contracts..................................................      7
    Condensed financial information..................................      7
2.  WHO IS MONY LIFE INSURANCE
    COMPANY OF AMERICA?..............................................      7
    MONY Life Insurance Company of America...........................      7
    How to reach us..................................................      7
    MONY America Variable Account A..................................      8
3.  THE PORTFOLIOS...................................................      9
    Purchase of portfolio shares by MONY America Variable
        Account A....................................................     13
    Guaranteed Interest Account......................................     13
4.  DETAILED INFORMATION ABOUT THE CONTRACT..........................     14
    Payment and allocation of Purchase Payments......................     14
    Telephone/fax transactions.......................................     19
    Disruptive transfer activity.....................................     19
    Termination of the Contract......................................     21
5.  SURRENDERS.......................................................     21
6.  DEATH BENEFIT....................................................     22
    Death benefit provided by the Contract...........................     22
    Election and contract date of election...........................     23
    Payment of death benefit.........................................     23

7.  CHARGES AND DEDUCTIONS...........................................     23
    Deductions from Purchase Payments................................     24
    Charges against Cash Value.......................................     24
    Deductions from Cash Value.......................................     24
8.  ANNUITY PROVISIONS...............................................     27
    Annuity payments.................................................     27
    Election and change of settlement option.........................     28
    Settlement Options...............................................     28
    Frequency of annuity payments....................................     29
    Additional provisions............................................     29
9.  OTHER PROVISIONS.................................................     29
    Ownership........................................................     29
    Provision required by Section 72(s) of the Code..................     30
    Provision required by Section 401(a)(9) of the Code..............     30
    Contingent annuitant.............................................     31
    Assignment.......................................................     32
    Change of beneficiary............................................     32
    Substitution of securities.......................................     32
    Changes to Contracts.............................................     32
    Change in operation of MONY America Variable
        Account A....................................................     32
10. VOTING RIGHTS....................................................     33
11. DISTRIBUTION OF THE CONTRACTS....................................     33
12. FEDERAL TAX STATUS...............................................     36
    Introduction.....................................................     36
    The Company's Tax Status.........................................     36
    Taxation of annuities in general.................................     36
    Qualified retirement plans.......................................     39
    Federal income tax withholding...................................     42
13. ADDITIONAL INFORMATION...........................................     43
14. LEGAL PROCEEDINGS................................................     43
15. CYBERSECURITY....................................................     43
16. FINANCIAL STATEMENTS.............................................     43
    About the General Account........................................     43
APPENDICES
    I -- Condensed financial information.............................    I-1
    II -- Calculation of surrender charge............................   II-1
STATEMENT OF ADDITIONAL INFORMATION
    Table of Contents

1. SUMMARY OF THE CONTRACT

This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and this entire prospectus will describe the part of the Contract involving MONY America Variable Account A. This prospectus also briefly will describe the Guaranteed Interest Account and the Portfolios offered. More detailed information about the Portfolios offered is contained in the applicable fund prospectuses.


DEFINITIONS


--------------------------------------------------------------------------------
SPECIALIZED TERMS ARE DEFINED ON THE PAGE WHERE THEY FIRST APPEAR ENCLOSED IN A BOX.
--------------------------------------------------------------------------------


PURPOSE OF THE CONTRACT

The Contract is an individual flexible payment variable annuity contract (the "Contract" or "Contracts"). The Contract is no longer being sold. We will continue to accept Purchase Payments under existing Contracts.

The Contract is designed to allow a Contractholder to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the Contractholder's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account. Those Purchase Payments can accumulate for a period of time and create Cash Values for the Contractholder. The Contractholder can choose the length of time, within limits, that such Purchase Payments may accumulate. The Contractholder may choose at some point in the future to receive annuity benefits based upon those accumulated Cash Values.

A Contractholder may use the Contract's design to accumulate Cash Value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain sections of the Internal Revenue Code of 1986, as amended (the "Code"), including Sections 401, 403 (other than Section 403(b)), 408, 408A, and 457, for example. We no longer offer Contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing Contracts.


--------------------------------------------------------------------------------
QUALIFIED PLANS -- RETIREMENT PLANS THAT MAY RECEIVE FAVORABLE TAX TREATMENT UNDER CERTAIN SECTIONS OF THE CODE.

QUALIFIED CONTRACTS -- CONTRACTS ISSUED UNDER QUALIFIED PLANS.

NON-QUALIFIED CONTRACTS -- CONTRACTS NOT ISSUED UNDER QUALIFIED PLANS.

CASH VALUE -- THE DOLLAR VALUE AS OF ANY VALUATION DATE OF ALL AMOUNTS ACCUMULATED UNDER THE CONTRACT.

CONTRACTHOLDER -- THE PERSON SO DESIGNATED IN THE APPLICATION. IF A CONTRACT
HAS BEEN ABSOLUTELY ASSIGNED, THE ASSIGNEE BECOMES THE CONTRACTHOLDER.
--------------------------------------------------------------------------------

The Contract is also designed to allow the Contractholder to request payments of part or all of the accumulated Cash Value before the Contractholder begins to receive annuity benefits. This payment may result in the imposition of a surrender charge. It may also be subject to a contract charge and/or income and other taxes.


PURCHASE PAYMENTS AND CASH VALUES

You may allocate your Purchase Payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.

Purchase Payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5% or 4.0%, depending on the date your Contract was issued.


MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract and the method of paying the Purchase Payments. (See "Payment and allocation of Purchase Payments.")

Additional Purchase Payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change any of these requirements in the future.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America. MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust at their net asset value. (See "The Portfolios.") Contractholders bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.


--------------------------------------------------------------------------------
PURCHASE PAYMENT -- AN AMOUNT PAID TO THE COMPANY BY THE CONTRACTHOLDER OR ON THE CONTRACTHOLDER'S BEHALF AS CONSIDERATION FOR THE CONTRACT.

NET PURCHASE PAYMENT -- A PURCHASE PAYMENT LESS ANY APPLICABLE TAX CHARGE. CURRENTLY, THE COMPANY DOES NOT REDUCE THE PURCHASE PAYMENT BY ANY AMOUNTS FOR TAX.
--------------------------------------------------------------------------------


GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account.")


TRANSFER OF CASH VALUES

You may transfer Cash Value among the subaccounts and to or from the Guaranteed Interest Account, as described later in this prospectus. Transfers may be made by telephone or fax if the proper form has been completed, signed, and received in Good Order by the Company at its Operations Center located at 5788 Widewaters Parkway, Syracuse, New York 13214. Transfers by telephone or fax are subject to the Company's rules and conditions for such privilege. (See "Detailed information about the Contract -- Transfers.")


SURRENDER

You may surrender all or part of the Contract at any time and receive its Surrender Value while the annuitant is alive prior to the annuity commencement date, as described later in this prospectus. We may impose a surrender charge. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59 1/2 at the time of surrender. (See "Surrenders" and "Federal tax status.")


--------------------------------------------------------------------------------
SURRENDER VALUE -- THE CONTRACT'S CASH VALUE, LESS (1) ANY APPLICABLE SURRENDER CHARGE, (2) AND ANY APPLICABLE ANNUAL CONTRACT CHARGE.


GOOD ORDER -- INSTRUCTIONS THAT WE RECEIVE AT THE OPERATIONS CENTER WITHIN THE PRESCRIBED TIME LIMITS, IF ANY, SPECIFIED IN THE CONTRACT FOR THE TRANSACTION REQUESTED. THE INSTRUCTIONS MUST BE ON THE APPROPRIATE FORM OR IN A FORM SATISFACTORY TO US THAT INCLUDES ALL THE INFORMATION NECESSARY TO EXECUTE THE REQUESTED TRANSACTION, AND MUST BE SIGNED BY THE INDIVIDUAL AUTHORIZED TO MAKE THE TRANSACTION. TO BE IN "GOOD ORDER," INSTRUCTIONS MUST BE SUFFICIENTLY CLEAR SO THAT WE DO NOT NEED TO EXERCISE ANY DISCRETION TO FOLLOW SUCH INSTRUCTIONS AND WE MUST BE ABLE TO EXECUTE THE REQUISITE ORDER(S).
--------------------------------------------------------------------------------



CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Cash Value of the Contract.

We pay compensation to broker-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the Contracts.")


FREE LOOK PERIOD

This information is no longer applicable as these Contracts are no longer available to new purchasers.

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "free look period" (usually within ten days from the day you receive it). You will receive a refund equal to the Purchase Payments received by the Company, less any partial surrenders you made. During the free look period, Purchase

Payments allocated to the subaccounts will be retained in the EQ/Money Market subaccount of MONY America Variable Account A.


DEATH BENEFIT

If the Annuitant (and the Contingent Annuitant, if any) dies before the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the Annuitant dies after the Annuity Commencement Date, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit.")


--------------------------------------------------------------------------------
ANNUITANT -- THE PERSON UPON WHOSE CONTINUATION OF LIFE ANY ANNUITY PAYMENT DEPENDS.

CONTINGENT ANNUITANT -- THE PARTY DESIGNATED BY THE CONTRACTHOLDER TO BECOME THE ANNUITANT, SUBJECT TO CERTAIN CONDITIONS, ON THE DEATH OF THE ANNUITANT.

ANNUITY COMMENCEMENT DATE -- THE DATE UPON WHICH THE ANNUITANT REACHES 95 YEARS OF AGE, OR AT THE DISCRETION OF THE OWNER OF THE CONTRACT, A DATE THAT IS AT LEAST TEN YEARS FROM THE CONTRACT DATE.

BENEFICIARY -- THE PARTY ENTITLED TO RECEIVE BENEFITS PAYABLE AT THE DEATH OF THE ANNUITANT OR (IF APPLICABLE) THE CONTINGENT ANNUITANT.


VALUATION DATE -- ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A VALUATION DATE DOES NOT INCLUDE A DAY ON WHICH THE NEW YORK STOCK EXCHANGE IS NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION.
--------------------------------------------------------------------------------



FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Cash Value between investment options. A charge for taxes may also be deducted.


                    CONTRACTHOLDER TRANSACTION EXPENSES:

       Maximum deferred sales load (surrender charge)
       (as a percentage of Purchase Payments surrendered)...............................................     7.00%(1)

       Maximum transfer charge..........................................................................       $25(2)

       The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Portfolio company fees and expenses.

       Maximum annual contract charge...................................................................       $50(3)


The next table describes the separate account annual expenses you pay as a percentage of average annual Fund Value.



                      SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE ANNUAL CASH VALUE IN MONY AMERICA VARIABLE ACCOUNT
                                     A):


       Maximum mortality and expense risk fees......................................................    1.25%(4)

       Total separate account annual expenses.......................................................    1.25%(4)

       (1) THE SURRENDER CHARGE PERCENTAGE, WHICH REDUCES TO ZERO, IS DETERMINED UNDER A SURRENDER CHARGE SCHEDULE. (SEE "DEDUCTIONS FROM CASH VALUE -- AMOUNT OF SURRENDER CHARGE.") THE SURRENDER CHARGE MAY BE REDUCED UNDER CERTAIN CIRCUMSTANCES WHICH INCLUDE REDUCTION IN ORDER TO GUARANTEE THAT CERTAIN AMOUNTS MAY BE RECEIVED FREE OF SURRENDER CHARGE. (SEE "DEDUCTIONS FROM CASH VALUE -- GUARANTEED FREE SURRENDER AMOUNT.")
       (2) THE TRANSFER CHARGE CURRENTLY IS $0. HOWEVER, THE COMPANY HAS RESERVED THE RIGHT TO IMPOSE A CHARGE FOR EACH TRANSFER AFTER THE FIRST FOUR TRANSFERS IN A CONTRACT YEAR, WHICH WILL NOT EXCEED $25. (SEE "DEDUCTIONS FROM CASH VALUE -- TRANSFER CHARGE.")
       (3) THE ANNUAL CONTRACT CHARGE IS CURRENTLY $30. FOR QUALIFIED CONTRACTS (OTHER THAN THOSE ISSUED FOR IRA, ROTH IRA AND SEP-IRA) THE ANNUAL CONTRACT CHARGE IS $15 PER CONTRACT YEAR. HOWEVER, THE COMPANY MAY IN THE FUTURE CHANGE AN AMOUNT OF THE CHARGE NOT EXCEEDING $50 PER CONTRACT YEAR. (SEE "DEDUCTIONS FROM CASH VALUE -- ANNUAL CONTRACT CHARGE.")
       (4) THE MORTALITY AND EXPENSE RISK CHARGE IS DEDUCTED DAILY EQUIVALENT TO A CURRENT ANNUAL RATE OF 1.25% FROM THE VALUE OF THE NET ASSETS OF MONY AMERICA VARIABLE ACCOUNT A.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios for the year ended December 31, 2017. You may pay Portfolio operating expenses periodically during the time that you own the Contract. Certain Portfolios invest in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Portfolio's fees and expenses is contained in the prospectus for that Portfolio.



                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

                                                                            Lowest          Highest
                                                                            -------        --------
       Total Annual Portfolio Operating Expenses for 2017...............     0.69%           1.35%
         (expenses that are deducted from portfolio assets
         including management fees, 12b-1 fees, service fees,
         and/or other expenses)(1)



       (1) "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES" ARE BASED, IN PART, ON ESTIMATED AMOUNTS FOR OPTIONS ADDED DURING THE FISCAL YEAR 2017, IF APPLICABLE, AND FOR THE OTHER UNDERLYING PORTFOLIOS. IN ADDITION, THE "LOWEST" REPRESENTS THE TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES OF THE EQ/CORE BOND INDEX PORTFOLIO. THE "HIGHEST" REPRESENTS THE TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES OF THE ALL ASSET GROWTH-ALT 20 PORTFOLIO.




EXAMPLES


These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractholder transaction expenses, contract fees, separate account annual expense, and Portfolio fees and expenses for the year ended December 31, 2017.


These examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. The examples assume the maximum contract charges and annual expenses of any of the Portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $955       $1,539      $2,121       $3,411


   b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $893       $1,345      $1,813       $2,776


2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $313        $957       $1,625       $3,411


   b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $247        $761       $1,301       $2,776


3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $955        $957       $1,625       $3,411


   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $893        $761       $1,301       $2,776

4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $995       $1,529      $2,121       $3,411


   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $893       $1,345      $1,813       $2,776


For the purposes of the Fee Tables and the Example, we assume that the Contract is in the accumulation period. (See "Charges and Deductions.") On and after the Annuity Commencement Date, different fees and charges will apply.


OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the Contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any MONY Life Insurance Company of America annuity contracts.



CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2017.



2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?


MONY LIFE INSURANCE COMPANY OF AMERICA



We are MONY Life Insurance Company of America, an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an affiliate of AXA Equitable Life Insurance Company ("AXA Equitable") and an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts. The Company is solely responsible for paying all amounts owed to you under your Contract.



AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico. Our main administrative office is located at 525 Washington Blvd., Jersey City, NJ 07310.


On October 1, 2013, the Company entered into a reinsurance transaction with Protective Life Insurance Company ("Protective"), whereby Protective agreed to reinsure a substantial portion of the Company's life insurance and annuity business (the "Reinsured Business"). This policy is included in the Reinsured Business. Protective reinsures all of the insurance risks of the Reinsured Business and is responsible for customer service and administration for all contracts comprising the Reinsured Business. However, the Company remains the insurer of the policy and the terms, features, and benefits of the policy have NOT changed as a result of the transaction.


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your Contract, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our Operations Center as listed below for the purposes described or register to view your Contract online at www.service.protective.com. Please refer to "Telephone/fax transactions" for effective dates for processing telephone and fax requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


FOR CORRESPONDENCE WITH CHECKS:

FOR SUBSEQUENT CONTRIBUTIONS SENT BY REGULAR MAIL:

MLOA Variable - Dept #2635
PO Box 11407
Birmingham, AL 35246-2635

FOR SUBSEQUENT CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

Regions Lockbox Operations
Attn: MLOA Variable - LBX Dept #2635
2090 Parkway Office Circle
Hoover, AL 35244

FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:

MONY Life Insurance Company of America
PO Box 4830
Syracuse, New York 13221



BY TOLL-FREE PHONE:


Customer service representatives are available Monday through Thursday from 8:00 AM to 7:00 PM, Eastern Time, and Friday from 8:00 AM to 5:00 PM, Eastern Time, at 1-800-487-6669.

You can also change your allocation percentages, transfer among investment options, request a loan, and/or change your address (1) by toll-free phone and assisted service or (2) by writing our Operations Center. For more information about the transaction requests you can make by phone or fax, see "Telephone/fax transactions" later in this prospectus.


BY INTERNET:

You may register for online account access at www.service.protective.com. Our website provides access to account information and customer service. After registering, you can view account details, print customer service forms and find answers to common questions.



RECEIPT OF COMMUNICATIONS AND TRANSACTION REQUESTS



Your written correspondence will be picked up at the mailing address noted above and delivered to our Operations Center. Your written correspondence, however, is not considered received by us until it is received at our Operations Center in Good Order. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Operations Center or via the appropriate telephone or fax number or internet website if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a Valuation Date or
(2) after the close of a Valuation Date, then, in each case, we are deemed to have received that item on the next Valuation Date. Our Operations Center is:
5788 Widewaters Parkway, Syracuse, New York 13214.



MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of our General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the Contract supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.


MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". A unit investment trust is a type of investment company. The Securities and Exchange Commission, however, does not manage or supervise the Company or MONY America Variable Account A. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.



MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated Portfolio of AXA Premier VIP Trust or EQ Advisors Trust. For example, the EQ/Core Bond Index Subaccount invests solely in Class 1A shares of the EQ Advisors Trust EQ/Core Bond Index Portfolio of the EQ Advisors Trust. These Portfolios serve as underlying investments only for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The Portfolios may also be available to certain pension accounts. The Portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax considerations, or investment conditions warrant. Future subaccounts may invest in other Portfolios or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.



3. THE PORTFOLIOS


We offer Portfolios of affiliated fund companies under the Contracts. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for those Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of those sub-advisers and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



The principal underwriters of the contract are AXA Advisors, LLC and AXA Distributors, LLC. AXA Advisors is an affiliate of MONY America and AXA Equitable, and AXA Distributors is an affiliate of MONY America and an indirect wholly owned subsidiary of AXA Equitable.


AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.


MONY America, or the Distributors or our other affiliates may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships.



As a Contractholder, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. MONY America or our affiliates may profit from these fees and payments. MONY America considers the availability of these fees and payment arrangements during the selection process for the Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


The AXA Allocation Portfolios and the All Asset Growth-Alt 20 Portfolio invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer Contractholders a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their Cash Values to such Portfolios is consistent with their desired investment objectives. In doing so, MONY America, and/or its affiliates, may be subject to conflicts of interest insofar as MONY America may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your Contract. Please see "Detailed information about the Contract" later in this prospectus for more information about your role in managing your allocations.



As described in more detail in the Portfolio prospectuses, certain affiliated Portfolios (the "AXA Managed Volatility Portfolios") utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"). The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "[x]" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your Cash Value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your Cash Value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Cash Value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

The success of the AXA volatility management strategy depends, in part, on the investment adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Portfolio's benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain a Portfolio's optimal risk targets, and the Portfolio may not perform as expected.


Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Cash Value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objectives and strategies.



In addition, the All Asset Growth-Alt 20 Portfolio invests in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies. Please see the underlying Portfolio prospectus for more information about alternative investment strategies and nontraditional asset classes.


INVESTMENTS IN PORTFOLIOS THAT ARE ALSO OFFERED IN POLICIES/CONTRACTS WITH AN ASSET TRANSFER PROGRAM


Some of the Portfolios are offered in other AXA Equitable variable annuity contracts that have guaranteed benefit riders. Owners of these riders may be required to participate in AXA's Asset Transfer Program ("ATP"), which is designed to reduce the overall volatility of the owner's account value and therefore help AXA Equitable manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in policies/contracts with or without an ATP feature could be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all policy/contract owners invested in that Portfolio:


      (a) By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

      (b) By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by policy/contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. If the ATP causes significant transfers of account value out of a Portfolio, any resulting negative effect on the performance of that Portfolio will be experienced to a greater extent by a policy/contract owner who remains invested in that Portfolio because his or her account value was not subject to the transfer.


                                                                                           INVESTMENT ADVISER
AXA PREMIER VIP TRUST                                                                      (OR SUB-ADVISER(S),           VOLATILITY
PORTFOLIO NAME                SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)              MANAGEMENT
-----------------------  --------------------  ----------------------------------  ----------------------------------  -------------

AXA AGGRESSIVE                 Class B         Seeks to achieve long-term          -  AXA Equitable Funds                    [x]
ALLOCATION(1)                                  capital appreciation.                  Management Group, LLC

AXA CONSERVATIVE               Class B         Seeks to achieve a high level       -  AXA Equitable Funds                    [x]
ALLOCATION(1)                                  of current income.                     Management Group, LLC

AXA CONSERVATIVE-              Class B         Seeks to achieve current            -  AXA Equitable Funds                    [x]
PLUS ALLOCATION(1)                             income and growth of capital,          Management Group, LLC
                                               with a greater emphasis on
                                               current income.

AXA MODERATE                   Class B         Seeks to achieve long-term          -  AXA Equitable Funds                    [x]
ALLOCATION(1)                                  capital appreciation and               Management Group, LLC
                                               current income.

AXA MODERATE-                  Class B         Seeks to achieve long-term          -  AXA Equitable Funds                    [x]
PLUS ALLOCATION(1)                             capital appreciation and               Management Group, LLC
                                               current income, with a greater
                                               emphasis on capital
                                               appreciation.



                                                                                           INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                          (OR SUB-ADVISER(S),          VOLATILITY
PORTFOLIO NAME                SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  --------------------  ----------------------------------  ----------------------------------  ------------

1290 VT/GAMCO                 Class IB         Seeks to maximize capital           -  GAMCO Asset
SMALL COMPANY                                  appreciation.                          Management, Inc.
VALUE

ALL ASSET GROWTH-             Class IB         Seeks long-term capital             -  AXA Equitable Funds
ALT 20 (FORMERLY ALL                           appreciation and current               Management Group, LLC
ASSET AGGRESSIVE-                              income.
ALT 75)


                                                                                           INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                          (OR SUB-ADVISER(S),          VOLATILITY
PORTFOLIO NAME                SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  --------------------  ----------------------------------  ----------------------------------  ------------

EQ/CORE BOND                  Class IA         Seeks to achieve a total return     -  SSgA Funds Management,
INDEX                                          before expenses that                   Inc.
                                               approximates the total return
                                               performance of the Bloomberg
                                               Barclays U.S. Intermediate
                                               Government/Credit Bond
                                               Index, including reinvestment
                                               of dividends, at a risk level
                                               consistent with that of the
                                               Bloomberg Barclays U.S.
                                               Intermediate Government/
                                               Credit Bond Index.

EQ/INTERMEDIATE               Class IA         Seeks to achieve a total return     -  SSgA Funds Management,
GOVERNMENT BOND                                before expenses that                   Inc.
                                               approximates the total return
                                               performance of the Bloomberg
                                               Barclays U.S. Intermediate
                                               Government Bond Index,
                                               including reinvestment of
                                               dividends, at a risk level
                                               consistent with that of the
                                               Bloomberg Barclays U.S.
                                               Intermediate Government
                                               Bond Index.

EQ/MFS                        Class IB         Seeks to achieve capital            -  Massachusetts Financial
INTERNATIONAL                                  appreciation.                          Services Company d/b/a
GROWTH                                                                                MFS Investment
                                                                                      Management

EQ/MONEY MARKET               Class IA         Seeks to obtain a high level of     -  The Dreyfus Corporation
                                               current income, preserve its
                                               assets and maintain liquidity.

EQ/QUALITY BOND               Class IB         Seeks to achieve high current       -  AllianceBernstein capital.
PLUS                                           income consistent with                 L.P.
                                               moderate risk to capital            -  AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                   -  Pacific Investment
                                                                                      Management Company
                                                                                      LLC

EQ/T. ROWE PRICE              Class IB         Seeks to achieve long-term          -  T. Rowe Price Associates,
GROWTH STOCK                                   capital appreciation and               Inc.
                                               secondarily, income.



(1)  The "AXA Allocation" portfolios.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING PORTFOLIO PROSPECTUS. THE PROSPECTUSES FOR THE PORTFOLIOS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF PORTFOLIO PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.

Contractholders should periodically review their allocation of Purchase Payments and Cash Value among the subaccounts and the Guaranteed Interest Account in light of their current objectives, the current market conditions, and the risks of investing in each of the Portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each Portfolio can be found in the prospectus for the Portfolio. The Portfolio prospectuses should be read together with this prospectus.


PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Portfolios at net asset value. Shares will be redeemed when needed for the Company to:

-  collect charges under the Contracts;

-  pay Surrender Value on full surrenders of the Contracts;

-  fund partial surrenders;

-  provide benefits under the Contracts; and

- transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account as requested by Contractholders.

Any dividend or capital gain distribution received from a Portfolio will be:

-  reinvested immediately at net asset value in shares of that Portfolio; and

-  kept as assets of the corresponding subaccount.


--------------------------------------------------------------------------------
SURRENDER VALUE -- THE CONTRACT'S CASH VALUE, LESS (1) ANY APPLICABLE SURRENDER CHARGE, (2) AND ANY APPLICABLE ANNUAL CONTRACT CHARGE.
--------------------------------------------------------------------------------

Shares of the Portfolios are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.


GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account
A.


--------------------------------------------------------------------------------
CONTRACT YEAR -- ANY PERIOD OF TWELVE (12) MONTHS COMMENCING WITH THE CONTRACT DATE AND EACH CONTRACT ANNIVERSARY THEREAFTER.

CONTRACT ANNIVERSARY -- AN ANNIVERSARY OF THE CONTRACT DATE OF THE CONTRACT.

CONTRACT DATE -- THE DATE THE CONTRACT BEGINS AS SHOWN IN THE CONTRACT
--------------------------------------------------------------------------------

CREDITING OF INTEREST. Net Purchase Payments allocated by a Contractholder to the Guaranteed Interest Account will be credited with interest at a rate declared by us. We guarantee that the annual rate will not be less than 4% (0.010746% compounded daily). For Contracts issued on and after May 1, 1994 (or on or after such later date as approval required in certain states was obtained), the annual rate declared by us is guaranteed not to be less than 3.5% (0.009426%, compounded daily). Each interest rate we declare will apply to all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Initial Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at the rate in effect for the date on which, (1) the Contract was issued (and the funds transferred into the EQ/Money Market subaccount) and (2) from and after the date on which we deem the free look period to have expired on all funds transferred from the EQ/Money Market subaccount to the Guaranteed Interest Account. Amounts may be withdrawn from the Guaranteed Interest Account as a result of:

-  Transfer

-  Partial surrender

-  Any charge imposed in accordance with the Contract

Such withdrawals will be considered to be withdrawals of amounts (and any interest credited thereon) most recently credited to the Guaranteed Interest Account.

Prior to the expiration of the period for which a particular interest rate was guaranteed, we will declare a renewal interest rate. The renewal interest rate will be effective for the succeeding period we determine.


4. DETAILED INFORMATION ABOUT THE CONTRACT

The Cash Value in MONY America Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Cash Value, particularly the Cash Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits, because of the State where we issued your Contract. We will include any such differences in your Contract.

The Contract may be used with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the Qualified Plan. Accordingly, if you are purchasing this Contract through a Qualified Plan, you should consider purchasing this Contract for its death benefit, income benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.


PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT

Disclosure regarding Contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

     (1)  complete an application;

     (2)  deliver the application to:

          (a) a licensed agent of the Company who is also a registered representative of the Distributors who act as the principal underwriters for the Contracts, or

          (b) a licensed agent who is also registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

     (3)  pay the minimum initial Purchase Payment.


If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Valuation Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Valuation Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Valuation Days. We will apply any additional Purchase Payments you make on the Valuation Day we receive them at our Operations Center. (See "Receipt of Communications and Transaction Requests.") Please note that if you submit your Purchase Payment to your agent, we will not begin processing the Purchase Payment until we have received it from your agent's selling firm.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.

USE OF CONTRACT OR METHOD OF MAKING PURCHASE PAYMENT                                 MINIMUM INITIAL PURCHASE PAYMENT
------------------------------------------------------------------------  ------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of         $2,000
the Code (other than Simplified Employee Pensions)

Non-Qualified Contracts                                                   $2,000

H.R. 10 plans (self-employed individuals' retirement plans under          $600
Section 401 of the Code), certain corporate or association
retirement plans, and Simplified Employee Pensions under
Section 408 of the Code(1)

Annuity purchase plans sponsored by certain tax-exempt                    $600
organizations, governmental entities, or deferred compensation plans under Section 457 of the Code

Payroll deduction and automatic checking account withdrawal               Annualized rate of $600 (i.e., $600 per year, $300
plans                                                                     semiannually, $150 quarterly or $50 per month)

Government Allotment Plans                                                $50 per month

(1) Prior to January 1, 1989 the Contracts discussed in this prospectus were offered in connection with Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b) of the Code.


--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- PAYROLL DEDUCTION PLANS USED FOR FINANCIAL PRODUCTS BY GOVERNMENT EMPLOYEES.
--------------------------------------------------------------------------------

Additional Purchase Payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Contract Date will be held in the Company's General Account and will be credited with interest at not less than 4.0% or 3.5% per year depending on the date your Contract was issued, if:

      (1)  the Contract is issued by the Company, and

      (2)  the Contract is delivered to the Contractholder.


No interest will be paid if the Contract is not issued or if it is not delivered to the Contractholder. Net Purchase Payments will be held in the EQ/Money Market subaccount of MONY America Variable Account A if:


      (1)  the application is approved,

      (2)  the Contract is issued, and

      (3)  the Contract is delivered to the Contractholder.


These amounts will be held in the EQ/Money Market subaccount pending end of the free look period. (See "Free look period.")


TAX-FREE 'SECTION 1035' EXCHANGES

This information is no longer applicable to the purchase of these Contracts as these Contracts are no longer available to new purchasers.

The Contractholder can generally exchange one, or a portion of one, annuity contract for another in a 'tax-deferred exchange' under Section 1035 of the Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Contractholder should compare both contracts carefully. Remember that if you exchange another contract for the one, or part of one, described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Contractholder may have to pay federal income tax, and penalty taxes on the exchange. The Contractholder should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Contractholder's best interest and not just better for the person trying to sell the Contractholder this Contract (that person will generally earn a commission if the Contractholder buys this Contract through an exchange or otherwise).

FREE LOOK PERIOD

This information is no longer applicable, as these Contracts are no longer available to new purchasers.

The Contractholder may return the Contract during the free look period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded (except for contracts entered into in the Commonwealth of Pennsylvania) is equal to the greater of:

     (1)  all Purchase Payments; and

     (2) (a) Cash Value of the Contract (as of the date received at the Operations Center or, if returned by mail, after being postmarked, properly addressed and postage prepaid) plus (b) any deductions from Purchase Payments (i.e. taxes for annuity considerations deducted, mortality and expense risk charges deducted in determining unit value of MONY America Variable Account A, and asset charges deducted in determining the share value of the Portfolios).


ALLOCATION OF PURCHASE PAYMENTS AND CASH VALUE


ALLOCATION OF PAYMENTS. On the application, the Contractholder may allocate Net Purchase Payments to the subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the EQ/Money Market Subaccount of MONY America Variable Account A if they are received before the end of the free look period. The Net Purchase Payments will initially be allocated to the EQ/Money Market subaccount beginning on the later of:

     (1)  the Contract Date of the Contract, and

     (2) the date the Net Purchase Payment is received at the Company's Operations Center.

Net Purchase Payments will continue to be allocated to that subaccount until the free look period expires (See "Free look period" above). After we deem the free look period to have expired, the Contract's Cash Value will automatically be transferred to MONY America Variable Account A subaccount(s) or to the Guaranteed Interest Account according to the Contractholder's percentage allocation.

After the free look period, under a non-automatic payment plan, if the Contractholder does not:

     (1)  specify the amount to be allocated among subaccounts, or

     (2)  specify the percentage to be allocated among subaccounts, or

     (3)  the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record. If there are no instructions on record, then the Purchase Payment will be allocated to the EQ/Money Market subaccount. The amount specified must not be less than $10.00 and the percentage specified must not be less than 10% of the Net Purchase Payment. Allocation percentages must total 100%.

For automatic payment plans, Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record. If there are not instructions on record, then the Net Purchase Payments will be allocated to the EQ/Money Market subaccount. You may change your allocation instructions by writing our Operations Center. A change will take effect within seven days after we receive the notice of the change.

LIMIT ON PURCHASE PAYMENTS ALLOCATED TO THE GUARANTEED INTEREST ACCOUNT

The Company will return to the Contractholder any portion of the Purchase Payment requested for allocation to the Guaranteed Interest Account if (a) Cash Value in the Guaranteed Interest Account equals or exceeds $250,000.00 or (b) acceptance of that partial payment would cause Cash Value in the Guaranteed Interest Account to exceed $250,000.00.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT


When allocated Net Purchase Payments are received, they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the applicable unit value for that subaccount.

To determine the unit value of a subaccount on each Valuation Date, the Company takes the prior Valuation Date's unit value and multiplies it by the Net Investment Factor for the current Valuation Date. The Net Investment Factor is used to measure the investment performance of a subaccount from one Valuation Date to the next. The Net Investment Factor for each subaccount equals:

     (1) the net asset value per share of each Portfolio held in the subaccount at the end of the current Valuation Date divided by

     (2) the net asset value per share of each Portfolio held in the subaccount at the end of the prior Valuation Date, minus

     (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.


Once you complete your application, we must apply the initial Purchase Payment to your Contract within two Valuation Dates. For additional Purchase Payments, we will apply the Purchase Payment to your Contract based on the unit value(s) calculated on the Business Day on which the Purchase Payment is received. (See "Receipt of Communications and Transaction Requests.")


The unit value of these subaccounts may increase, decrease or remain the same from Valuation Date to Valuation Date. The unit value depends on the investment performance of the portfolio of the Portfolio in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Contractholder bears the entire investment risk. Contractholders should periodically review their allocations of Purchase Payments and Cash Values in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT CASH VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to that account on:

     (1)  The date received at the Operations Center, or

     (2) If the day Net Purchase Payments are received is not a Valuation Date, then on the next Valuation Date.

Interest will be credited daily. That part of Net Purchase Payments allocated to the Guaranteed Interest Account that exceeds the $250,000 limit imposed by the Company will be returned to the Contractholder.

CALCULATION OF CASH VALUE

The Contract's Cash Value will reflect:

     - The investment performance of the selected subaccount(s) of MONY America Variable Account A;

     -  Amounts credited (including interest) to the Guaranteed Interest
        Account;

     -  Any Net Purchase Payments;

     -  Any partial surrenders; and

     -  All contract charges (including surrender charges) imposed.

There is no guaranteed minimum Cash Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Cash Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Cash Value will be computed first on the Contract Date and thereafter on each Valuation Date. On the Contract Date, the Contract's Cash Value will be the Net Purchase Payments received plus any interest credited on those Net Purchase Payments during the period when Net Purchase Payments or any portion thereof are held in the Guaranteed Interest Account. (See "Issuance of the Contract.")

After allocation of the amounts to the Guaranteed Interest Account, on each Valuation Date, the Contract's Cash Value will be computed as follows:

     (1) Determine the aggregate of the Cash Values attributable to the Contract in each of the subaccounts on the Valuation Date. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract;

     (2) Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account and:

          -  The addition of any interest credited;

          -  Addition or subtraction of any amounts transferred;

          -  Subtraction of any partial surrenders; and

          - Subtraction of any contract charges, surrender charges and transfer charges.

     (3)  Add any Net Purchase Payment received on that Valuation Date;

     (4) Subtract any partial surrender amount and its surrender charge made on that Valuation Date;

     (5)  Subtract any annual contract charge deductible on that Valuation
          Date.

In computing the Contract's Cash Value, the number of subaccount units allocated to the contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Cash Value is done before any other contract transactions on the Valuation Date, such as:

     -  Receipt of Net Purchase Payments.

     -  Partial surrenders.

If a transaction would ordinarily require that the Contract's Cash Value be computed for a day that is not a Valuation Date, the next following Valuation Date will be used.


TRANSFERS. You may transfer Cash Value among the subaccounts after the free look period has expired by sending a written request in Good Order to the Company's Operations Center. Transfers may be made by telephone or fax if you have proper authorization. The same rules apply as those for allocation of payments by telephone or fax. (See "Telephone/fax transactions.") Transfers will be executed at the unit values next calculated by the Company on the Valuation Date on which the transfer request is received. (See "Receipt of Communications and Transaction Requests.") Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts, except for the restrictions set forth in the "Disruptive transfer activity" section below.


Transfers may be postponed for any period during which:

     (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

     (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

     (3) an emergency exists as a result of which disposal of securities held by the Portfolio is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Portfolio.

A transfer charge is not currently imposed on transfers. (See "Charges against Cash Value -- Transfer charge.") However, the Company reserves the right to impose a charge for transfers in excess of four per Contract Year. Such charge will not exceed $25 per transfer. If imposed, the charge will be deducted from the subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. The charge allocated against the Guaranteed Interest Account or any subaccounts will be in the same proportion that the amount being transferred from the Guaranteed Interest Account or any subaccount bears to the total amount being transferred. If there is insufficient Cash Value in a subaccount or in the Guaranteed Interest Account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the annual contract charge. (See "Charges against Cash Value -- Annual contract charge.") All transfers in a single request are treated as one transfer transaction. Transfers resulting from the first reallocation of Cash Value at the end of the free look period will not be subject to a transfer charge nor will it be counted against the four transfers allowed in each Contract Year without charge. Under present law, transfers are not taxable transactions.

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT. Transfers to or from the Guaranteed Interest Account are subject to the following limitations.

     - We will reject that part of the transfer that will cause amounts credited to the Guaranteed Interest Account to exceed $250,000.

        -- The portion in excess of the $250,000 limitation will be allocated back to the subaccounts designated in that transfer as the subaccounts from which amounts were to be transferred. The allocation back will be in the proportion that the amount requested to be transferred from each subaccount bears to the total amount transferred.

     - Transfers from the Guaranteed Interest Account to one or more subaccounts may be made once during each Contract Year, and the amount which may be transferred is limited to the greater of:

        -- 25% of the Cash Value in the Guaranteed Interest Account on the date the transfer would take effect or

        --  $5,000.

     - Transfers from the Guaranteed Interest Account to one or more subaccounts will be effective only on an anniversary of the Contract Date or on a Valuation Date not more than 30 days thereafter.

Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.

PORTFOLIO REBALANCING


Our portfolio rebalancing program may help prevent an investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Contract. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting a transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future. We reserve the right to restrict the availability of rebalancing programs at any time.



TELEPHONE/FAX TRANSACTIONS

The Contractholder may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone or fax subject to the guidelines (which we believe to be reasonable) of the Company. The Company reserves the right to deny any telephone or fax allocation request.

Any such change, whether made in writing or by telephone or fax, will be effective within seven days after we receive notice, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

We have adopted guidelines relating to changes of allocations by telephone which, among other things, outline procedures designed to prevent unauthorized instructions. If the Contractholder does not follow these procedures:

     (1) the Company shall not be liable for any loss as a result of following fraudulent telephone instructions; and

     (2) the Contractholder will, therefore, bear the entire risk of loss due to fraudulent telephone instructions.


A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Thursday, 8 a.m. to 7 p.m., Eastern Time, and Friday, 8 a.m. to 5 p.m., Eastern Time. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted.


SPECIAL NOTE ON RELIABILITY. Please note that our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing to our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio investments may impede efficient Portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Portfolio manager to effect more frequent purchases and sales of Portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and Contractholders.

We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts"). The Trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us Contractholder trading activity. The Trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each Trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the Trusts for more information.

As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trusts' prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our Contract owners, we will work with the unaffiliated trust to review policy owner trading activity, and any unaffiliated trust would have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a Contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the Contractholder is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected Contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all Contractholders uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a Trust may impose a redemption fee designed to discourage frequent or disruptive trading by Contractholders. As of the date of this prospectus, no Trust has implemented such a fee. If a redemption fee is implemented by a Trust, that fee, like any other Trust fee, will be borne by the Contractholder.

Contractholders should note that it is not always possible for us and the Trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, Contractholders may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the Trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

     (1)  the date the Contract is surrendered in full,

     (2)  the Annuity Commencement Date,

     (3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Cash Value remains in the Contract, and

     (4)  the date the death benefit is payable under the Contract.

Your Contract must be annuitized or surrendered for a lump sum by no later than the Contract Anniversary nearest the Annuitant's 95th birthday. No death benefit will be payable except, if annuitized, as provided under the settlement option elected.


5. SURRENDERS

The Contractholder may elect to make a surrender of all or part of the Contract's Cash Value provided it is:

     -  on or before the Annuity Commencement Date, and

     -  during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request in Good Order is received by the Company at its Operation Center.

The amount of the surrender may be equal to the Contract's Surrender Value, which is its Cash Value less:

     (1)  any applicable surrender charge, and

     (2)  (for a full surrender) any annual contract charge.


The surrender may also be for a lesser amount (a "partial surrender") of at least $100. Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Surrender Value will be paid to the Contractholder. For a partial surrender, any surrender charge will be in addition to the amount requested by the Contractholder.



A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account in accordance with the directions of the Contractholder. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, the annual contract charge and any surrender charge. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period under the allocation specified by the Contractholder. The unit value will be calculated as of the Valuation Date the surrender request is received. (See "Receipt of Communications and Transaction Requests.") Allocations may be by either dollar amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or Guaranteed Interest Account designated by the Contractholder. Allocations by dollar amount require that at least $25 be allocated against the Guaranteed Interest Account or any subaccount. The request will not be accepted if:


     - there is insufficient Cash Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it, or

     -  the Guaranteed Interest Account limitation is exceeded, or

     -  the request is not in Good Order.

If an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the Contract's Cash Value held in said accounts bears to the Contract's Cash Value.

Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. If (1) an allocation of the partial surrender is not made, or (2) there is insufficient Cash Value in any of the Contractholder's accounts to provide for any account's proportionate share of the surrender charge, then the entire amount will be allocated against each account in the same proportion that the Cash Value in each account bears to the Contract's Cash Value.

Any amount paid from the variable account for a cash surrender, death benefit or transfer will be processed and paid in accordance with the requirements of the Investment Company Act of 1940 (the "1940 Act"). However, the Company may be permitted to postpone such payment or transfer request under the 1940 Act. Postponement is currently permissible only for any period during which:

     (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

     (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

     (3) an emergency exists as a result of which disposal of securities held by the Portfolio is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Portfolio, or

     (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contractholders.

Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to six months from the date the request for a surrender is received by the Company. The Contractholder may elect to have the amount of a surrender settled under one of the settlement options of the Contract, if the amount is at least $1,000. (See "Annuity provisions.")

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Code. Contractholders should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See "Federal tax status.")


Please note: if mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block a Contractholder's account and thereby refuse to honor any request for transfers, partial surrenders, or death benefits until instructions are secured from the appropriate regulator. We may be required to provide additional information about your account to government regulators.



6. DEATH BENEFIT


DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

     -  the Annuitant dies; and

     -  the death occurs before the Annuity Commencement Date.

The amount of the death benefit will be the greater of:

     (1)  the Cash Value on the date of the Annuitant's death;

     (2) the Purchase Payments paid, less any partial surrenders and their surrender charges.

The death benefit will automatically terminate upon the Annuity Commencement Date, which can never be later than the Annuitant's 95th birthday. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable except as may be provided under the settlement option elected.

In general, on the death of any Contractholder amounts must be distributed from the Contract as required by Section 72(s) of the Code. (See "Provision required by Section 72(s) of the Code" later in this prospectus.) In cases where an owner who is not the Annuitant dies, we will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

ELECTION AND CONTRACT DATE OF ELECTION

The Contractholder may elect to have the death benefit of the Contract applied under one or more settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

     -  during the lifetime of the Annuitant, and

     -  before the Annuity Commencement Date.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

     (1)  to receive the death benefit in the form of a lump sum payment;

          or

     (2) to have the death benefit applied under one of the settlement options, if the amount is at least $1,000.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Contractholder will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT

If the death benefit proceeds are to be paid in lump sum to the Beneficiary, payment usually will be made within seven (7) days of the date due proof of death is received.

The Company may be permitted to postpone such payment for amounts from MONY America Variable Account A under the 1940 Act. (See "Surrenders.") If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Interest at a rate determined by us will be paid on any death benefit paid in one sum, from the date of the Annuitant's (or Contingent Annuitant's, if applicable) death to the date of payment. The interest rate will not be less than 2.75% annually. Unless another option is elected, the death benefit proceeds will generally be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


7. CHARGES AND DEDUCTIONS

The following table summarizes the charges and deductions under the Contract:

                      DEDUCTIONS FROM PURCHASE PAYMENTS
--------------------------------------------------------------------------------

TAX CHARGE                                                               STATE AND LOCAL -- 0%-3.50% -- Company
                                                                         currently assumes responsibility; current charge
                                                                         to Contractholder 0%.
                                                                         FEDERAL -- Currently 0% (Company reserves the
                                                                         right to charge in the future.)

                                     DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A
-----------------------------------------------------------------------------------------------------------------------------
MORTALITY & EXPENSE RISK CHARGE                                          Maximum daily rate -- 0.003425%
Annual rate deducted daily from net assets                               Maximum annual rate -- 1.25%


                         DEDUCTIONS FROM CASH VALUE
--------------------------------------------------------------------------------

ANNUAL CONTRACT CHARGE                                     Non-Qualified Contracts  -- $30 (subject to
Current charges listed may be increased to as much as $50  increase up to $50)
($30 in certain states) on 30 days written notice.         IRA and SEP-IRA  -- $30 (subject to increase up
                                                           to $50)
                                                           Qualified Contracts  -- $15 (subject to increase
                                                           up to $50)

-------------------------------------------------------------------------------------------------------------
TRANSACTION AND OTHER CHARGES                              $0
Transfer charge                                            (Company reserves the right to charge up to $25
                                                           after the first four transfers in a Contract Year)

-------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                                           Grades from 7% to 0% of Purchase Payments
                                                           surrendered based on a schedule.(1)

-------------------------------------------------------------------------------------------------------------

(1) See below for grading schedule. See page "Charges and deductions -- Charges against Cash Value" for details of how it is computed.

The following provides additional details of the charges and deductions under the Contract.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. The amount of the deduction will vary from locality to locality. Deductions will generally range from 0% to 3.50% of Purchase Payments. However, we are currently assuming responsibility for payment of this tax. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days written notice to each affected Contractholder.


CHARGES AGAINST CASH VALUE

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE

The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current and guaranteed maximum daily rate of 0.003425% (equivalent to an annual rate of 1.25%) from the value of the net assets of MONY America Variable Account A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Valuation Date. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


DEDUCTIONS FROM CASH VALUE

ANNUAL CONTRACT CHARGE

The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, record-keeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

An annual contract charge will be deducted from the Contract's Cash Value to help cover administrative expenses. Currently, for Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA) the amount of the charge is $30. The charge may be increased to as much as $50. For Qualified Contracts (other than those issued for IRA and SEP-IRA) currently the amount of the charge is reduced to $15. This charge may be increased to as much as $50, and may be increased to $30 in the event the Contract is no longer a Qualified Contract. The Contractholder will receive a written notice 30 days in advance of any change in the charge.

The annual contract charge is deducted from the Cash Value on the following dates:

     (1)  Each Contract Anniversary before the Annuity Commencement Date.

     (2)  On the Annuity Commencement Date.

     (3)  On the day of a full surrender (if it is not a Contract
          Anniversary).

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Cash Value in those accounts bears to the Cash Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

TRANSFER CHARGE

Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone or fax if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer in excess of four instructed by the Contractholder in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Cash Value held in the subaccount(s) or from the Guaranteed Interest Account from which the transfer is made. The transfer charge will be allocated against these accounts in the same proportion as the amounts transferred. If there is insufficient value in an account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the annual contract charge.

SURRENDER CHARGE

A contingent deferred sales charge (called a "surrender charge") will be imposed against the Contract's Cash Value when a full or partial surrender is requested or at the start of annuity benefits if Net Purchase Payments were made in the last eight Contract Years. The amount deducted from the Cash Value to cover the surrender charge is not subject to the surrender charge.

The surrender charge will never exceed 7% of total Purchase Payments. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and expense risk charge.")

We impose a surrender charge when a surrender is made if:

     (1) all or a part of the Contract's Surrender Value (See "Surrenders") is surrendered and Net Purchase Payments were made in the last eight Contract Years, or

     (2) the Surrender Value is received at maturity on the Annuity Commencement Date.

A surrender charge will not be imposed:

     (1) To the extent necessary to permit the Contractholder to obtain an amount equal to the guaranteed free surrender amount (See "Guaranteed free surrender amount.")

     (2) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options.")

     (3) If the surrender is a full surrender and the following conditions are met:

          (a) Annuitant is age 59 1/2 or older on the date of the full surrender;

          (b)  the Contract has been in effect for at least 10 Contract Years;
               and

          (c) one or more Purchase Payments were remitted during each of at least 7 of the 10 Contract Years immediately preceding the date of the surrender.

For a partial surrender, the surrender charge will be deducted from any remaining Contract Value, if sufficient. If the Contract Value is not sufficient, it will be deducted from the amount surrendered. Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender. If there is insufficient Cash Value in the Guaranteed Interest Account or any subaccount to provide for its proportionate share of the charge, then the entire charge will be allocated against said accounts in the same proportion that the Cash Value held in said accounts bears to the Cash Value in the Guaranteed Interest Account and all subaccounts.

No surrender charge will be deducted from death benefits. (See "Death benefit.")

For purposes of determining the surrender charge, surrenders will be attributed to payments on a first-in, first-out basis. Contractholders should note that this is different from the allocation method that is used for determining tax obligations. (See "Federal tax status.")

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is determined as follows:

STEP 1. Allocate Purchase Payments on a first-in, first-out basis to the amount surrendered. (Any Purchase Payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges); and

STEP 2. Multiply each allocated Purchase Payment by the appropriate surrender charge percentage determined on the basis of the table below:


                                               SURRENDER CHARGE PERCENTAGE TABLE
                                         ---------------------------------------------
                                            CONTRACT YEAR SINCE          SURRENDER
                                           PURCHASE PAYMENT MADE     CHARGE PERCENTAGE
                                         -----------------------     -----------------
                                                     0                      7%

                                                     1                      7

                                                     2                      6

                                                     3                      6

                                                     4                      5

                                                     5                      4

                                                     6                      3

                                                     7                      2

                                                8 (or more)                 0

STEP 3.  Add the products of each multiplication in Step 2 above.

GUARANTEED FREE SURRENDER AMOUNT. The surrender charge may be reduced by using the Guaranteed Free Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

     (1) For Qualified Contracts issued on or after May 1, 1994, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

          (a)  $10,000 (but not more than the Contract's Cash Value), or

          (b) 10% of the Contract's Cash Value (at the time the first partial surrender is request is received) may be received in each Contract Year without a surrender charge.

     (2) For Qualified Contracts issued before May 1, 1994 and for holders of contracts in states where approval has not been granted, an amount up to 10% of the Cash Value of the Contract (on the date the partial surrender is request is received) in each Contract Year.

     (3) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Cash Value, on the date of the first surrender during that Contract Year, of the Contract may be received in each Contract Year without a surrender charge.

We reserve the right to limit the number of partial surrenders under the Guaranteed Free Surrender Amount to 12 during any Contract Year. Since Purchase Payments are allocated on a first-in, first-out basis, the free surrender amount will not reduce surrender charges to the extent that any Cash Value in that amount is equal to Purchase Payments received eight or more Contract Anniversaries ago. (For illustrations of how the surrender charge is calculated, see Appendix II of this prospectus.)


TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status.")


PORTFOLIO FEES AND CHARGES

Each portfolio in which MONY America Variable Account A invests incurs certain fees and charges. To pay for these charges, the portfolio makes deductions from its assets. Certain portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are more fully described in the Portfolio prospectuses. (Please see the prospectuses for the Portfolios for more information.)


SALES OF THE CONTRACTS

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses, and the costs of contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)


8. ANNUITY PROVISIONS


ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Contractholder when the Contract is applied for. The Annuity Commencement Date may be:

     (1) no earlier than the Contract Anniversary immediately preceding the Annuitant's 10th birthday, and

     (2) no later than the Contract Anniversary immediately preceding the Annuitant's 95th birthday.

The Annuity Commencement Date may be:

     (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

     (2) Deferred from time to time by the Contractholder by written notice to the Company.

The Annuity Commencement Date will be advanced or deferred if:

     (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

     (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary immediately preceding the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

When annuity payments begin, the Contract's Surrender Value, less any tax charge which may be imposed when annuity payments begin, will be applied to provide an annuity or any other option previously chosen by the Contractholder and permitted by the Company. A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments begin. No surrender will be permitted except as may be available under the settlement option elected.

For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


ELECTION AND CHANGE OF SETTLEMENT OPTION

During the lifetime of the Annuitant and prior to the start of annuity payments, the Contractholder may elect:

     - one or more of the settlement options described below, or

     - another settlement option as may be agreed to by the Company.

The Contractholder may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect on the Annuity Commencement Date, Settlement Option 3, for a Life Annuity with 10 years certain, based on the Annuitant's life, will be considered to have been elected.

Settlement options may also be elected by the Contractholder or the Beneficiary as provided in the death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders.") The amount of death or surrender proceeds must be at least $1,000.

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.


SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A. Unless you elect Settlement Option 1, you may not change settlement options once payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: Interest on the proceeds at a rate (not less than 2.75% percent per year) set by the Company each year. This Option will continue until the earlier of the date the Payee dies or the date you elect another settlement option.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10% of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Contractholders may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

     - Quarterly;

     - Semiannually; or

     - Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract may be required to be returned upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of NORRIS, and Title VII generally, and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.


9. OTHER PROVISIONS


OWNERSHIP

The Contractholder has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Contingent Annuitant if one has been named), the Contractholder is the person so designated in the application, unless:

     (1)  A change in Contractholder is requested, or

     (2)  A Successor Contractholder becomes the Contractholder.

The Contractholder may name a Successor Contractholder or a new Contractholder at any time. If the Contractholder dies, the Successor Contractholder, if living, becomes the Contractholder. Any request for change must be:

     (1)  Made in writing; and

     (2)  Received at the Company in Good Order.

The change will become effective as of the date the written request is signed by the Contractholder. A new choice of Contractholder or Successor Contractholder will apply to any payment made or action taken by the Company after the request for the change is received. Contractholders should consult a competent tax adviser prior to changing Contractholders.


--------------------------------------------------------------------------------
SUCCESSOR CONTRACTHOLDER -- THE LIVING PERSON WHO, AT THE DEATH OF THE CONTRACTHOLDER, BECOMES THE NEW CONTRACTHOLDER.
--------------------------------------------------------------------------------


PROVISION REQUIRED BY SECTION 72(S) OF THE CODE

The entire interest under a Non-Qualified Contract must be distributed within five years of any Contractholder's death if any Contractholder dies before the Annuity Commencement Date. Satisfactory proof of death must be provided to the Company.

If the deceased Contractholder's spouse is the Successor Contractholder as of the date of the Contractholder's death, then the surviving spouse will be treated as the new Contractholder of the Contract and may continue the Contract. Spousal status is determined under federal law for this purpose (described below).

If the surviving spouse is not the Successor Contractholder:

     (1) the Contract will be surrendered as of the date of the Contractholder's death, and

     (2)  the proceeds will be paid to the Beneficiary.

If the Beneficiary is the Successor Contractholder, the surrender proceeds may be paid over the life of the Successor Contractholder if:

     (1)  the Successor Contractholder chooses that option, and

     (2) payments begin no later than one year after the date of the Contractholder's death.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

If any Contractholder, Annuitant or payee dies on or after the Annuity Commencement Date, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Contractholder's, Annuitant's or payee's death.


PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant (a "Participant") in the Contract generally will begin to be distributed no later than the required beginning date. Distributions generally must begin not later than April 1 of the calendar year following the calendar year the Participant attains age 70 1/2. The interest is distributed:

     -  over the life of such Participant, or

     -  the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Contractholder's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as quick as that used as of the date of the Participant's death.

The Contract generally will be surrendered as of the Participant's death if:

     (1)  The Participant dies before the start of such distributions, and

     (2)  There is no designated Beneficiary.

The surrender proceeds must be distributed within five years after the date of death. But, the surrender proceeds may, be paid over the life of any designated Beneficiary at his/her option. In such case, distributions generally will begin not later than one year after the Participant's death. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

It is the Contractholder's responsibility to assure that distribution rules imposed by the Code and Treasury regulations will be met. The Contractholder may want to consult a tax adviser concerning the potential application of these complex rules before purchasing this annuity Contract, purchasing additional features under this annuity Contract or making additional Purchase Payments under this annuity Contract. (See "Federal tax status".)

CONTINUATION OF THE CONTRACT BY A SURVIVING SPOUSE

As described above, in certain cases a surviving spouse may elect, in the case of Non-Qualified Contracts and Contracts that are used in connection with IRAs under Section 408 of the Code, to continue the Contract and become the new Contractholder. A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

The designated beneficiary of an annuity contract who is recognized as a spouse of a deceased Contractholder for federal tax purposes is treated more favorably than a designated beneficiary who is not recognized as a spouse for federal tax purposes. Specifically, a designated beneficiary who is recognized as a spouse of the deceased Contractholder for federal tax purposes may continue the Contract and become the new Contractholder as described above. In contrast, a designated beneficiary who is not recognized as a spouse of the deceased Contractholder for federal tax purposes must surrender the Contract within 5 years of the Contractholder's death or take distributions from the Contract over the beneficiary's life or life expectancy beginning within one year of the Contractholder's death.

The Internal Revenue Service has ruled that for federal tax purposes, the term "spouse" does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. As a result, if a beneficiary of a deceased Contractholder and the Contractholder were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to nonspouse beneficiaries and will not be able to continue the Contract.

IF YOU HAVE QUESTIONS CONCERNING YOUR STATUS AS A SPOUSE FOR FEDERAL TAX PURPOSES AND HOW THAT STATUS MIGHT AFFECT YOUR RIGHTS UNDER THE CONTRACT, YOU SHOULD CONSULT YOUR LEGAL ADVISER.


--------------------------------------------------------------------------------
CONTINGENT ANNUITANT -- THE PERSON WHO IS THE ANNUITANT AT THE DEATH OF THE ANNUITANT.
--------------------------------------------------------------------------------


CONTINGENT ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Contingent Annuitant may be designated by the Contractholder. Such designation may be made only once before annuitization, either:

     (1)  in the application for the Contract, or

     (2) after the Contract is issued, by written notice to the Company at its Operation Center.

You cannot change the Contingent Annuitant, but you can delete the Contingent Annuitant. The Contingent Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Contingent Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

     -  any payment made by the Company, or

     - action taken by the Company before the receipt of the notice at the Company's Operations Center.

The Contingent Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary nearest the Contingent Annuitant's 95th birthday.

On the death of the Annuitant, the Contingent Annuitant will become the Annuitant, under the following conditions:

     (1) the death of the Annuitant must have occurred before the Annuity Commencement Date;

     (2) the Contingent Annuitant is living on the date of the Annuitant's death;

     (3) if the Annuitant was the Contractholder on the date of death, the Successor Contractholder must have been the Annuitant's spouse (as defined by federal law); and

     (4) if the Annuity Commencement Date is later than the Contract Anniversary nearest the Contingent Annuitant's 95th birthday, the Annuity Commencement Date will be automatically advanced to that Contract Anniversary.

EFFECT OF CONTINGENT ANNUITANT'S BECOMING THE ANNUITANT. If the Contingent Annuitant becomes the Annuitant, the death benefit proceeds will be paid to the Beneficiary only on the death of the Contingent Annuitant. If the Contingent Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Contingent Annuitant's executors or administrators, unless the Contractholder directed otherwise, will become the

Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Contingent Annuitant as if the Contingent Annuitant were the Annuitant.


ASSIGNMENT

The Contractholder may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Contractholder should consult a competent tax advisor before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Contract is in effect, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request in Good Order to the Company at its Operations Center. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.

If there is no Beneficiary living on the date of the Annuitant's death, the death benefit will be payable to the Annuitant's executors or administrators.


SUBSTITUTION OF SECURITIES

The Company may substitute other securities for shares of the Portfolios already purchased or to be purchased in the future by Contract Purchase Payments if:

     (1) the shares of any Portfolio are no longer available for investment by MONY America Variable Account A or,

     (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the Portfolios is inappropriate based on the purposes of the Contract.

The substituted securities may have higher fees and charges than the Portfolio(s) they replaced, and not all substituted securities may be available to all classes of Contracts.

A substitution of securities in any subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose. In addition, the Company will obtain any other necessary approvals prior to the substitution and will inform you that the substitution is going to occur. (See "Who is MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts.)


CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, Treasury regulations, published rulings of the Internal Revenue Service, ERISA, and Department of Labor regulations.

Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any Contract change.


CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required, or combined with any of our other separate accounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make an appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


10. VOTING RIGHTS

All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated Portfolios. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Portfolios held in MONY America Variable Account A (whether or not attributable to Contractholders).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.


We will vote Portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast. One possible effect of this voting method is that a relatively small number of contract owners may determine the outcome of a vote.


Whenever a Portfolio calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the Portfolio. Since each Portfolio may engage in shared funding, other persons or entities besides the Company may vote Portfolio shares.


11. DISTRIBUTION OF THE CONTRACTS

The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
A. The offering of the Contracts is intended to be continuous.


AXA Advisors is an affiliate of the Company and AXA Equitable, and AXA Distributors is an affiliate of MONY America and an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's other life and annuity products.



The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


The Company pays compensation to both Distributors based on Contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its Contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your Contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the Contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the Contract, see "Summary of the Contract" and "Charges and deductions" earlier in this prospectus.

COMPENSATION PAID TO THE DISTRIBUTORS. The Company pays compensation to the Distributors based on Purchase Payments made on the Contracts sold through the Distributors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.50% of total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the cash value of the Contracts ("asset-based compensation"). The Distributors, in turn, may pay a portion of the compensation received from the Company to the Distributors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. The Distributors also pay a portion of the compensation it receives to its managerial personnel. When a Contract is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the Contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company's Contracts and Contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

The Company also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of the Company's distribution agreements with AXA Distributors.

DIFFERENTIAL COMPENSATION PAID BY AXA ADVISORS. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's Contract than it pays for the sale of a Contract or other financial product issued by a company other than the Company. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's Contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's Contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's Contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's Contract over a Contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the Contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.


Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company's products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain MONY America contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company Contracts over Contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company's contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.



1st Global Capital Corp.


Allstate Financial Services, LLC


American Portfolios Financial Services


Ameriprise Financial Services


BBVA Securities, Inc.


Cambridge Investment Research


Capital Investment Group


Centaurus Financial, Inc.


CETERA Financial Group


Citigroup Global Markets, Inc.


Citizens Investment Services


Commonwealth Financial Network


CUNA Brokerage Services


CUSO Financial Services, L.P.


Equity Services Inc.


Farmer's Financial Solution


FTB Advisors, Inc.


Geneos Wealth Management


Gradient Securities, LLC


H.D. Vest Investment Securities, Inc.


Independent Financial Group, LLC


Infinex Investments Inc.


Investment Professionals, Inc.


Janney Montgomery Scott LLC


Kestra Investments, LLC


Key Investment Services LLC


Ladenburg Thalmann Advisor Network, LLC


Lincoln Financial Advisors Corp.


Lincoln Financial Securities Corp.


Lincoln Investment Planning


LPL Network


Lucia Securities, LLC


MML Investors Services, LLC


Morgan Stanley Smith Barney


Mutual of Omaha Investment Services, Inc.


National Planning Holding Corp.


PlanMember


PNC Investments


Primerica Financial Services, Inc.


Questar Capital Corporation


Raymond James


RBC Capital Markets Corporation


Robert W Baird & Company


Santander Securities Corp.


SIGMA Financial Corporation


Signator Investors, Inc.


The Advisor Group (AIG)


U.S. Bank Center


UBS Financial Services, Inc.


Valmark Securities, Inc.

Voya Financial


Wells Fargo



12. FEDERAL TAX STATUS


INTRODUCTION

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address Federal estate, gift, or generation skipping transfer taxes, or any state or local tax consequences associated with the purchase of the Contract. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under the Code. Since the operations of MONY America Variable Account A are a part of, and are taxed with, the operations of the Company, the MONY America Variable Account A is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the MONY America Variable Account A are not taxed to the extent they are applied under a Contract. The Company does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the MONY America Variable Account A, and therefore does not intend to make provision for any such taxes. If the Company is taxed on investment income or capital gains of the MONY America Variable Account A, then the Company may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Cash Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

     (1) the investments of the MONY America Variable Account A are "adequately diversified" in accordance with Treasury Department regulations;

     (2) the Company, rather than the Owner, is considered the owner of the assets of the MONY America Variable Account A for federal income tax purposes; and

     (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

DIVERSIFICATION REQUIREMENTS. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the MONY America Variable Account A, are to be "adequately diversified." If the MONY America Variable Account A fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Cash Value over the premiums paid for the Contract. The Company expects that the MONY America Variable Account A, through the Portfolios, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the MONY America Variable Account A, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and MONY America Variable Account A values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the MONY America Variable Account A and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the MONY America Variable Account A. However, there is no assurance such efforts would be successful.


NONNATURAL OWNER. As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

     (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;

     (2)  certain Qualified Contracts;

     (3) Contracts purchased by employers upon the termination of certain Qualified Plans;

     (4) certain Contracts used in connection with structured settlement agreements; and

     (5) Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


DELAYED ANNUITY PAYMENT DATES

If the Annuity Commencement Date under the Contract occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (E.G., past age
95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.


TAXATION OF SURRENDERS AND PARTIAL SURRENDERS

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your "cash surrender value" before the partial surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under an automatic withdrawal plan are treated for tax purposes as partial surrenders, not annuity payments. In the case of a surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

If the Contract has additional riders, charges (or some portion thereof) for such riders could be treated for federal tax purposes as partial surrenders from the Contract.

Surrenders and partial surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Surrenders and partial surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. The exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the "investment in the contract" (defined above) you allocate to the settlement option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formula, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")


TAXATION OF PROCEEDS PAYABLE UPON DEATH

Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such proceeds are includable in income as follows:

     (1) if distributed in a lump sum or under Settlement Option 1 (described above), they are taxed in the same manner as a surrender, as described above; or

     (2) if distributed under Settlement Options 2, 3, 3A, or 4 (described above), they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Commencement Date, if a guaranteed period exists under a life income settlement option and the payee dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

     (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

     (2) if distributed in accordance with the existing settlement option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

The Company may be liable for payment of the generation skipping transfer tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the proceeds.


ASSIGNMENTS, PLEDGES, AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Cash Value is treated for federal income tax purposes as a surrender of such amount or portion. If the entire Cash Value is assigned or pledged, subsequent increases in the Cash Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract, E.G., surrenders, partial surrenders, annuity payments, death proceeds, assignments, pledges and gratuitous transfers, that is includable in income unless the payment is:

     (a)  received on or after the Owner reaches age 59 1/2;

     (b) attributable to the Owner's becoming disabled (as defined in the tax law);

     (c) made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

     (d) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

     (e) made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)


AGGREGATION OF CONTRACTS

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this prospectus and also purchases at approximately the same time an immediate annuity issued by the Company (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.


MEDICARE HOSPITAL INSURANCE TAX ON CERTAIN DISTRIBUTIONS

Effective for tax years beginning after December 31, 2012, a Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from nonqualified annuities. This tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.


LOSS OF INTEREST DEDUCTION WHERE CONTRACT IS HELD BY OR FOR THE BENEFIT OF CERTAIN NONNATURAL PERSONS

In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

IN GENERAL

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. THOSE WHO INTEND TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD SEEK COMPETENT ADVICE.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for surrenders, automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities (IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code
Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

     (a)  received on or after the date the Owner reaches age 59 1/2;

     (b) received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     (c) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under section 401, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor. Certain other exceptions to the 10% penalty tax not described herein also may apply.

Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible, and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA. Contracts may also be issued in connection with a "Simplified Employee Pension" or "SEP IRA" under Section 408(i) of the
Code.

However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, or a "Simple IRA" under Section 408(p) of the Code.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals.

Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.


IRA TO IRA ROLLOVERS AND TRANSFERS

A rollover contribution is a tax-free movement of amounts from one IRA to another within 60 days after you receive the distribution. In particular, a distribution from a non-Roth IRA generally may be rolled over tax-free within 60 days to another non-Roth IRA, and a distribution from a Roth IRA generally may be rolled over tax-free within 60 days to another Roth IRA. A distribution from a Roth IRA may not be rolled over (or transferred) tax-free to a non-Roth IRA.

A rollover from any one of your IRAs (including IRAs you have with another company) to another IRA is allowed only once within a one-year period. This limitation applies on an aggregate basis and applies to all types of your IRAs, meaning that you cannot make an IRA to IRA rollover if you have made such a rollover involving any of your IRAs in the preceding one-year period. For example, a rollover between your Roth IRAs would preclude a separate rollover within the one-year period between your non-Roth IRAs, and vice versa. The one-year period begins on the date that you receive the IRA distribution, not the date it is rolled over into another IRA.

If the IRA distribution does not satisfy the rollover rules, it may be (1) taxable in the year distributed, (2) subject to a 10% tax on early distributions, and (3) treated as a regular contribution to the recipient IRA, which could result in an excess contribution subject to an additional tax.

If you inherit an IRA from your spouse, you generally can roll it over into an IRA established for you, or you can choose to make the inherited IRA your own. If you inherited an IRA from someone other than your spouse, you cannot roll it over, make it your own, or allow it to receive rollover contributions.

A rollover from one IRA to another is different from a direct trustee-to-trustee transfer of your IRA assets from one IRA trustee to another IRA trustee. A "trustee-to-trustee" transfer is not considered a rollover and is not subject to the 60-day rollover requirement or the one rollover per year rule. In addition, a rollover between IRAs is different from direct rollovers from certain Qualified Plans to non-Roth IRAs and "qualified rollover contributions" to Roth IRAs, both of which are subject to special rules.


PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change settlement options, to elect an automatic withdrawal option, or to make a partial or full surrender of the Contract.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of

Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section
403(b).


DIRECT ROLLOVERS

If your Contract is used in connection with a pension or profit-sharing plan qualified under Section 401(a) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.


FEDERAL INCOME TAX WITHHOLDING

IN GENERAL

The Company will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


STATUS FOR INCOME TAX PURPOSES; FATCA. In order for the Company to comply with income tax withholding and information reporting rules which may apply to annuity contracts, the Company may request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If the Company does not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which the Company is required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, the Company may be required to report contract values and other information for certain contractholders. For this reason the Company may require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of distributee or recipient.



NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding federal withholding tax consequences to annuity contract owners or beneficiaries that are U.S. citizens or residents. Owners or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a

30% rate, unless a lower treaty rate applies. Owners or beneficiaries that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.



13. ADDITIONAL INFORMATION


This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Contractholders and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement, or by accessing the SEC's website at www.sec.gov. The Statement of Additional Information is available from the Company without charge.


14. LEGAL PROCEEDINGS

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contractholder's interest in his or her Contract, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


15. CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable insurance product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, Protective, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Cash Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Portfolios, impact our ability to calculate Cash Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.



16. FINANCIAL STATEMENTS

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information. These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the MONY America Variable Account A. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's offices are located at 569 Brookwood Village, Suite 851, Birmingham, Alabama 35209 and 300 Madison Avenue, New York, New York 10017.


ABOUT THE GENERAL ACCOUNT

This Contract was offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a Contract's Cash Value or any guaranteed benefits with which the Contract was issued. The Company is solely responsible to the Contract owner for the Contract's Cash Value and such guaranteed benefits. The general obligations and any guaranteed benefits under the Contract are supported by the Company's General Account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Contract or obligation. General Account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The General Account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the General Account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The General Account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The Contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the General Account. The disclosure with regard to the General Account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                 APPENDIX I: CONDENSED FINANCIAL INFORMATION



                   MONY LIFE INSURANCE COMPANY OF AMERICA
                       MONY AMERICA VARIABLE ACCOUNT A
                          ACCUMULATION UNIT VALUES




                                          UNIT VALUE
                                      ----------------------------------------------------------------------------------------------
                                       DEC. 31,   DEC. 31,  DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
PORTFOLIO                                2008       2009      2010       2011       2012        2013        2014        2015
------------------------------------  ---------  ---------  ---------  ---------  ---------  ----------  ----------  ---------
1290 VT GAMCO Small
   Company Value....................     $68.39     $95.54    $125.16    $119.29    $138.83     $190.74     $194.14    $180.81
All Asset Growth-Alt 20.............       42.6      53.06      60.25      57.43      63.51       71.58       72.39      68.66
AXA Aggressive Allocation...........       6.01       7.56       8.44       7.71       8.69       10.86       11.23      10.89
AXA Conservative Allocation.........       9.09       9.86      10.45      10.51      10.86       11.19       11.34      11.17
AXA Conservative-Plus Allocation....       8.13       9.18       9.89        9.7      10.29       11.20       11.41      11.19
AXA Moderate Allocation.............       7.62        8.8       9.55       9.21       9.89       11.05       11.25      11.01
AXA Moderate-Plus Allocation........       6.83       8.23       9.06       8.51       9.37       11.08       11.36      11.07
EQ/Core Bond Index..................         --      10.09      10.56      10.96      11.17       10.85       10.98      10.89
EQ/Intermediate Government Bond.....         --      16.77      17.31      18.04      17.99       17.47       17.52      17.38
EQ/MFS International Growth.........      12.06      16.34      18.55      16.36      19.33       21.70       20.36      20.14
EQ/Money Market.....................      10.92      10.82      10.69      10.56      10.43       10.30       10.17      10.04
EQ/Quality Bond PLUS................         --      22.44      23.54      23.54      23.86       23.02       23.40      23.16
EQ/T. Rowe Price Growth Stock.......      26.61      37.48      43.08      41.72         49       66.75       71.62      77.96


                                          UNIT VALUE
                                      ----------------------------------------------------------------------------------------------
                                       DEC. 31,   DEC. 31,
PORTFOLIO                                2016       2017
------------------------------------  ---------  ---------
1290 VT GAMCO Small
   Company Value....................    $220.12    $252.39
All Asset Growth-Alt 20.............      74.29      85.03
AXA Aggressive Allocation...........      11.70      13.77
AXA Conservative Allocation.........      11.36      11.77
AXA Conservative-Plus Allocation....      11.58      12.44
AXA Moderate Allocation.............      11.45      12.56
AXA Moderate-Plus Allocation........      11.73      13.31
EQ/Core Bond Index..................      10.90      10.92
EQ/Intermediate Government Bond.....      17.24      17.09
EQ/MFS International Growth.........      20.29      26.46
EQ/Money Market.....................       9.92       9.84
EQ/Quality Bond PLUS................      23.14      23.17
EQ/T. Rowe Price Growth Stock.......      78.02     102.77



                                        UNITS OUTSTANDING
                                      ----------------------------------------------------------------------------------------------
                                      DEC. 31,  DEC. 31,    DEC. 31,    DEC. 31,   DEC. 31,  DEC. 31,   DEC. 31,    DEC. 31,
PORTFOLIO                               2008      2009        2010        2011       2012      2013       2014        2015
-----------------------------------  ---------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
1290 VT GAMCO Small
   Company Value...................    739,609    647,639     548,985    492,723    433,792    370,591    331,509    302,772
All Asset Growth-Alt 20............  2,783,712  2,430,516   2,102,265  1,854,281  1,635,934  1,444,627  1,302,927  1,182,507
AXA Aggressive Allocation..........     16,019     22,846      20,565     23,642     22,750     18,169     34,608     19,184
AXA Conservative Allocation........     20,390     59,815      62,667     80,996     84,930     83,338    114,097    114,876
AXA Conservative-Plus Allocation...     14,741     20,567      19,026     19,527     23,112    177,330    166,945    153,887
AXA Moderate Allocation............     75,881     88,812      81,597     86,713     85,250     83,940     76,824     61,227
AXA Moderate-Plus Allocation.......     44,509     60,978      62,893     44,946     44,238    104,365     98,471     98,162
EQ/Core Bond Index.................         --  1,216,542     992,835    838,615    712,396    612,099    549,244    489,610
EQ/Intermediate Government Bond....         --    221,812     193,676    159,710    144,705    112,679     98,038     86,151
EQ/MFS International Growth........    551,949    474,763     420,718    378,281    334,805    290,904    260,514    243,470
EQ/Money Market....................  1,405,242  1,050,020     956,132    739,129    593,254    539,934    465,401    367,821
EQ/Quality Bond PLUS...............         --    265,642     235,974    205,648    176,933    142,187    116,355    102,443
EQ/T. Rowe Price Growth Stock......    865,147    747,139     654,794    588,016    524,161    460,581    422,224    389,039


                                        UNITS OUTSTANDING
                                      ----------------------------------------------------------------------------------------------
                                      DEC. 31,   DEC. 31,
PORTFOLIO                               2016       2017
-----------------------------------  ---------  ---------
1290 VT GAMCO Small
   Company Value...................    270,612    232,749
All Asset Growth-Alt 20............  1,070,888    969,856
AXA Aggressive Allocation..........     18,314     19,200
AXA Conservative Allocation........     60,059     60,418
AXA Conservative-Plus Allocation...    154,797    140,290
AXA Moderate Allocation............     57,804     43,753
AXA Moderate-Plus Allocation.......    107,811    106,630
EQ/Core Bond Index.................    439,656    395,089
EQ/Intermediate Government Bond....     72,390     60,361
EQ/MFS International Growth........    220,983    203,328
EQ/Money Market....................    356,475    385,300
EQ/Quality Bond PLUS...............     94,017     79,692
EQ/T. Rowe Price Growth Stock......    350,127    322,063

                APPENDIX II: CALCULATION OF SURRENDER CHARGE


ILLUSTRATION 1

Suppose an initial Purchase Payment of $15,000 is the only payment made, and no taxes are deducted from this payment. At the beginning of the third Contract Year, the Cash Value of the Contract has grown to $18,000 and the Contractholder requests a partial surrender of $2,000.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

                                                                                  AMOUNT
                      NUMBER OF CONTRACT                                       AVAILABLE FOR
                      ANNIVERSARIES SINCE    CONTRACT YEAR       AMOUNT        ALLOCATION TO
                       PURCHASE PAYMENT         PAYMENT       ALLOCATED TO        FUTURE
                        RECEIVED BY US         RECEIVED         SURRENDER       SURRENDERS
                      -------------------    -------------    ------------     -------------
                               0                   3            $      0        $       0
                               1                   2                   0                0
                               2                   1               2,000           13,000


IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The guaranteed free surrender amount ("Guaranteed Free Surrender Amount") is calculated as 10% of the Cash Value ($1,800). Reduce the resulting amount allocated to surrender ($2,000) by the Guaranteed Free Surrender Amount ($1,800), and apply the surrender charge Percentages as follows:

                      NUMBER OF CONTRACT                                                       AMOUNT OF
                      ANNIVERSARIES SINCE    CONTRACT YEAR      AMOUNT         SURRENDER       SURRENDER
                       PURCHASE PAYMENT         PAYMENT      ALLOCATED TO       CHARGE          CHARGE
                        RECEIVED BY US         RECEIVED        SURRENDER      PERCENTAGE      (AMT X PCT)
                      -------------------    -------------   ------------     ----------      -----------
                              0                    3             $   0            7%             $  0
                              1                    2                 0            7                 0
                              2                    1               200            6                12

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $12.

The surrender charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $2,012.


IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($1,800) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10%), there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assuming that in the middle of the tenth Contract Year, a full surrender is requested. The Cash Value at the time of full surrender is $28,000. Since this is a full surrender, the annual contract charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value balance of $27,970. For this calculation, there is $13,000 of unallocated Purchase Payments made in the first Contract Year.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

                          NUMBER OF CONTRACT
                          ANNIVERSARIES SINCE    CONTRACT YEAR      AMOUNT
                           PURCHASE PAYMENT         PAYMENT      ALLOCATED TO
                            RECEIVED BY US         RECEIVED        SURRENDER
                          -------------------    -------------   ------------
                                   0                  10           $      0
                                   1                   9                  0
                                   2                   8                  0
                                   3                   7                  0
                                   4                   6                  0
                                   5                   5                  0
                                   6                   4                  0
                                   7                   3                  0
                               8 or more            1 and 2          13,000


IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($2,800) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($2,800), and apply the surrender charge percentages as follows:

                      NUMBER OF CONTRACT                                                       AMOUNT OF
                      ANNIVERSARIES SINCE    CONTRACT YEAR      AMOUNT         SURRENDER       SURRENDER
                       PURCHASE PAYMENT         PAYMENT      ALLOCATED TO       CHARGE          CHARGE
                        RECEIVED BY US         RECEIVED        SURRENDER      PERCENTAGE      (AMT X PCT)
                      -------------------    -------------   ------------     ----------      -----------
                              0                   10            $     0           7%              $ 0
                              1                    9                  0           7                 0
                              2                    8                  0           6                 0
                              3                    7                  0           6                 0
                              4                    6                  0           5                 0
                              5                    5                  0           4                 0
                              6                    4                  0           3                 0
                              7                    3                  0           2                 0
                           8 or more            1 and 2          10,200           0                 0

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.


IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($2,800) of the Qualified Contract or up to $10,000. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($10,000), and apply the surrender charge percentages as follows:

                      NUMBER OF CONTRACT                                                       AMOUNT OF
                      ANNIVERSARIES SINCE    CONTRACT YEAR      AMOUNT         SURRENDER       SURRENDER
                       PURCHASE PAYMENT         PAYMENT      ALLOCATED TO       CHARGE          CHARGE
                        RECEIVED BY US         RECEIVED        SURRENDER      PERCENTAGE      (AMT X PCT)
                      -------------------    -------------   ------------     ----------      -----------
                              0                   10            $     0           7%              $ 0
                              1                    9                  0           7                 0
                              2                    8                  0           6                 0
                              3                    7                  0           6                 0
                              4                    6                  0           5                 0
                              5                    5                  0           4                 0
                              6                    4                  0           3                 0
                              7                    3                  0           2                 0
                           8 or more            1 and 2           3,000           0                 0

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

Since there are no Purchase Payments such that seven or less Policy Anniversaries had passed since they were received, no part of the surrender proceeds are subject to a surrender charge. Hence, no surrender charge is assessed on this full surrender.

ILLUSTRATION 2

Suppose Purchase Payments of $2,000 are made at the beginning of every Contract Year. No taxes are deducted from these Payments. In the middle of the third Contract Year, a partial surrender of $500 is requested. Suppose the Cash Value has grown to $7,000 at the time of the partial surrender request.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

                       NUMBER OF CONTRACT                                         AVAILABLE FOR
                       ANNIVERSARIES SINCE      CONTRACT YEAR       AMOUNT        ALLOCATION TO
                        PURCHASE PAYMENT           PAYMENT       ALLOCATED TO        FUTURE
                         RECEIVED BY US           RECEIVED         SURRENDER       SURRENDERS
                       -------------------     --------------    ------------     -------------
                                0                     3              $   0          $  2,000
                                1                     2                  0             2,000
                                2                     1                500             1,500


IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($700) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($500) by the Guaranteed Free Surrender Amount ($700), and apply the surrender charge percentages as follows:

                      NUMBER OF CONTRACT                                                         AMOUNT OF
                      ANNIVERSARIES SINCE     CONTRACT YEAR       AMOUNT         SURRENDER       SURRENDER
                       PURCHASE PAYMENT          PAYMENT       ALLOCATED TO       CHARGE          CHARGE
                        RECEIVED BY US          RECEIVED         SURRENDER      PERCENTAGE      (AMT X PCT)
                      -------------------    --------------    ------------     ----------      -----------
                               0                   3               $ 0              7%              $0
                               1                   2                 0              7                0
                               2                   1                 0              6                0

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

The partial surrender will be allocated to $500 of payments made in the first Contract Year. But since 10% of the Cash Value ($700) of the Non-Qualified Contract could be surrendered under the Guaranteed Free Surrender Amount Provision, the partial surrender of $500 could be withdrawn without a surrender charge.


IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($700) of the Qualified Contract or up to $10,000, not to exceed the Cash Value. The Guaranteed Free Surrender Amount is $7,000. Since the partial surrender request is less than the Guaranteed Free Surrender Amount, there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assume that Purchase Payments of $2,000 have continually been made at the beginning of each Contract Year, and that in the middle of the tenth Contract Year, a partial surrender of $7,500 is requested. The Cash Value is $32,600 at the time of the partial surrender request.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

                                                                                     AMOUNT
                       NUMBER OF CONTRACT                                         AVAILABLE FOR
                       ANNIVERSARIES SINCE      CONTRACT YEAR       AMOUNT        ALLOCATION TO
                        PURCHASE PAYMENT           PAYMENT       ALLOCATED TO        FUTURE
                         RECEIVED BY US           RECEIVED         SURRENDER       SURRENDERS
                       -------------------     --------------    ------------     -------------
                                0                    10            $      0         $  2,000
                                1                    9                    0            2,000
                                2                    8                    0            2,000
                                3                    7                    0            2,000
                                4                    6                    0            2,000
                                5                    5                    0            2,000
                                6                    4                2,000                0
                                7                    3                2,000                0
                            8 or more              1 and 2            3,500                0


IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($3,260) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($3,500) in Contract Years 1 and 2 by the Guaranteed Free Surrender Amount ($3,260), and apply the surrender charge percentages as follows:

                      NUMBER OF CONTRACT                                                         AMOUNT OF
                      ANNIVERSARIES SINCE     CONTRACT YEAR       AMOUNT         SURRENDER       SURRENDER
                       PURCHASE PAYMENT          PAYMENT       ALLOCATED TO       CHARGE          CHARGE
                        RECEIVED BY US          RECEIVED         SURRENDER      PERCENTAGE      (AMT X PCT)
                      -------------------    --------------    ------------     ----------      -----------
                               6                   4             $  2,000           3%             $ 60
                               7                   3                2,000           2                40
                           8 or more             1 and 2              240           0                 0

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $100.

The surrender charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $7,600.


IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($3,260) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10%), there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assuming that in the middle of the twelfth Contract Year, a full surrender with the full proceeds being settled under Settlement Option 3, Single Life Income for 10 years certain and during the balance of the Annuitant's lifetime, payments of $2,000 have continuously been made at the beginning of each Contract Year. The Cash Value at the time of the full surrender is $26,000. Since this example assumes a full surrender is being made, the annual contract charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value of $25,970.

Since the full proceeds are being applied to Settlement Option 3, and it is after the third Contract Year, the surrender charge is $0. The entire remaining Cash Value of $25,970 is applied to the settlement option.

                     STATEMENT OF ADDITIONAL INFORMATION


                              TABLE OF CONTENTS



                                 MAY 1, 2018


                                                                                                               PAGE
                                                                                                               ----
Additional information about the Company.....................................................................    2
About our independent registered public accounting firm......................................................    2
Sale of the Contracts........................................................................................    3
Financial statements.........................................................................................    3


If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

     MONY Life Insurance Company of America
     Operations Center
     5788 Widewaters Parkway
     Syracuse, NY 13214
     1-800-487-6669




================================================================================
Please send me a copy of the MONY America Variable Account A Statement of Additional Information.


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

City                                                                                    State                        Zip





    MLA-MM

                         INDIVIDUAL FLEXIBLE PAYMENT


                          VARIABLE ANNUITY CONTRACT


                     STATEMENT OF ADDITIONAL INFORMATION



                              DATED MAY 1, 2018



This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2018 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Operations Center, 5788 Widewaters Parkway, Syracuse, NY 13214 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.



                              TABLE OF CONTENTS

Additional information about the Company.....................................................................      2
About our independent registered public accounting firm......................................................      2
Sale of the Contracts........................................................................................      3
Financial statements.........................................................................................      3


                                  ISSUED BY


                       MONY AMERICA VARIABLE ACCOUNT A
                                     AND
                   MONY LIFE INSURANCE COMPANY OF AMERICA
                          525 WASHINGTON BOULEVARD
                        JERSEY CITY, NEW JERSEY 07310





           MLOA-MM

           #417018

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the MONY America Variable Account A and distributors of the Contracts.

We are subject to regulation by the State of Arizona and regulation by the Director of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Director of Insurance for the State of Arizona assesses our liabilities and reserves and those of the MONY America Variable Account A and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.



When a Portfolio sells shares both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Portfolio sells shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Portfolio may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Portfolio could conflict.


The Board of Directors or Trustees of each of the Trusts monitors the respective Trust for the existence of material irreconcilable conflict between the interests of variable annuity Contractholders and variable life insurance Contractholders. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Trusts. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.


ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The audited financial statements for each of the Variable Investment Options of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's offices are located at 569 Brookwood Village, Suite 851, Birmingham, Alabama 35209 and 300 Madison Avenue, New York, New York 10017.

SALE OF THE CONTRACTS

AXA Advisors and AXA Distributors ("the Distributors") receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the contracts offered through the MONY America Variable Account A in the following amounts during the periods indicated:



                                                                                        AGGREGATE AMOUNT OF
                                                                                       COMMISSIONS RETAINED
                                                                                     BY AXA DISTRIBUTORS ONLY*
                                                                                      AFTER PAYMENTS TO THEIR
                                            AGGREGATE AMOUNT OF                         REGISTERED PERSONS
                                            COMMISSIONS PAID TO                          AND OTHER SELLING
FISCAL YEAR                                  THE DISTRIBUTORS                             BROKER-DEALERS
-----------                                --------------------                     --------------------------
   2015                                        $ 3,032,902                                  $  687,515
   2016                                        $ 3,000,848                                  $  505,479
   2017                                        $2,790,517                                   $539,164


* AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for the Distributors' operating and other expenses as it relates to the Contracts.

Please see the prospectus for your Contract for detailed information regarding the distribution of the Contracts.


FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A.

                          FINANCIAL STATEMENTS




                        INDEX TO FINANCIAL STATEMENTS



MONY AMERICA VARIABLE ACCOUNT A

Report of Independent Registered Public Accounting Firm...................................    FSA-2
Statement of Assets and Liabilities as of December 31, 2017...............................    FSA-4
Statement of Operations for Year Ended December 31, 2017..................................   FSA-21
Statement of Changes in Net Assets for the Year Ended December 31, 2017...................   FSA-30
Statement of Changes in Net Assets for the Year Ended December 31, 2016...................   FSA-39
Notes to Financial Statements.............................................................   FSA-48

MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm....................................      F-1
Financial Statements:
  Balance Sheets, December 31, 2017 and December 31, 2016..................................      F-2
  Statements of Earnings (Loss), Years Ended December 31, 2017, 2016 and 2015..............      F-3
  Statements of Comprehensive Income (Loss), Years Ended December 31, 2017, 2016
    and 2015...............................................................................      F-4
  Statements of Shareholder's Equity, Years Ended December 31, 2017, 2016 and 2015.........      F-5
  Statements of Cash Flows, Years Ended December 31, 2017, 2016 and 2015...................      F-6
  Notes to Financial Statements............................................................      F-7


FSA-1

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of MONY Life Insurance Company of America and the Contract Owners of MONY America Variable Account A of MONY Life Insurance Company of America


OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting MONY America Variable Account A of MONY Life Insurance Company of America, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.



1290 VT Equity Income
1290 VT GAMCO Mergers and Acquisitions
1290 VT GAMCO Small Company Value
1290 VT Socially Responsible
All Asset Growth-Alt 20
AXA Aggressive Allocation
AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Global Equity Managed Volatility
AXA Large Cap Growth Managed Volatility
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
AXA Moderate Allocation
AXA Moderate-Plus Allocation
AXA/AB Small Cap Growth
AXA/Janus Enterprise
AXA/Loomis Sayles Growth
Charter(SM) Multi-Sector Bond
Charter(SM) Small Cap Growth
Dreyfus Stock Index Fund, Inc.
EQ/BlackRock Basic Value Equity
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income
Fidelity(R) VIP Contrafund(R) Portfolio
Franklin Income VIP Fund
Franklin Rising Dividends VIP Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund
Janus Henderson VIT Balanced Portfolio
Janus Henderson VIT Enterprise Portfolio
Janus Henderson VIT Forty Portfolio
Janus Henderson VIT Global Research Portfolio
Janus Henderson VIT Overseas Portfolio
MFS(R) Utilities Series
Oppenheimer Global Fund/VA
PIMCO Global Bond Portfolio (Unhedged)
ProFund VP Bear
ProFund VP Rising Rates Opportunity
ProFund VP UltraBull


BASIS FOR OPINIONS

These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.



FSA-2

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.



/s/ PricewaterhouseCoopers LLP


Birmingham, Alabama
April 24, 2018

We have served as the auditor of one or more of the Variable Investment Options in MONY America Variable Account A of MONY Life Insurance Company of America since at least 1998. We have not determined the specific year we began serving as auditor.



FSA-3

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017



                                                                                 1290 VT GAMCO     1290 VT GAMCO
                                                              1290 VT EQUITY      MERGERS AND      SMALL COMPANY   1290 VT SOCIALLY
                                                                  INCOME*        ACQUISITIONS*        VALUE*         RESPONSIBLE*
                                                              ---------------  ----------------  ----------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $   11,727,043     $  1,810,893     $   113,202,204    $  1,597,470
Receivable for shares of the Portfolios sold................             383           50,364              69,315             523
Receivable for policy-related transactions..................           1,098               --              25,460              --
                                                              ---------------  ----------------  ----------------  ----------------
TOTAL ASSETS................................................      11,728,524        1,861,257         113,296,979       1,597,993
                                                              ---------------  ----------------  ----------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           1,098               --              25,460              --
Payable for policy-related transactions.....................             383           50,364              69,318             523
                                                              ---------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES...........................................           1,481           50,364              94,778             523
                                                              ---------------  ----------------  ----------------  ----------------
NET ASSETS..................................................  $   11,727,043     $  1,810,893     $   113,202,201    $  1,597,470
                                                              ===============  ================  ================  ================

NET ASSETS:
Accumulation Unit Values....................................  $   11,727,043     $  1,810,893     $   113,202,201    $  1,597,470
                                                              ---------------  ----------------  ----------------  ----------------
TOTAL NET ASSETS............................................  $   11,727,043     $  1,810,893     $   113,202,201    $  1,597,470
                                                              ===============  ================  ================  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $   11,073,844     $  1,707,770     $    66,561,781    $  1,195,593


                                                                  ALL ASSET     AXA AGGRESSIVE    AXA CONSERVATIVE
                                                               GROWTH-ALT 20*     ALLOCATION*        ALLOCATION*
                                                              ---------------  ----------------  ------------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $   102,756,628   $   1,356,745       $  1,906,813
Receivable for shares of the Portfolios sold................          142,539              53              1,325
Receivable for policy-related transactions..................               --              --                  3
                                                              ---------------  ----------------  ------------------
TOTAL ASSETS................................................      102,899,167       1,356,798          1,908,141
                                                              ---------------  ----------------  ------------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............               --              --                 --
Payable for policy-related transactions.....................          142,545              54              1,325
                                                              ---------------  ----------------  ------------------
TOTAL LIABILITIES...........................................          142,545              54              1,325
                                                              ---------------  ----------------  ------------------
NET ASSETS..................................................  $   102,756,622   $   1,356,744       $  1,906,816
                                                              ===============  ================  ==================

NET ASSETS:
Accumulation Unit Values....................................  $   102,756,622   $   1,356,744       $  1,906,816
                                                              ---------------  ----------------  ------------------
TOTAL NET ASSETS............................................  $   102,756,622   $   1,356,744       $  1,906,816
                                                              ===============  ================  ==================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $    88,964,868   $   1,190,258       $  1,943,434

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-4

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                                                          AXA LARGE CAP
                                                               AXA CONSERVATIVE-    AXA GLOBAL EQUITY    GROWTH MANAGED
                                                               PLUS ALLOCATION*    MANAGED VOLATILITY*     VOLATILITY*
                                                              -------------------  -------------------  -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......     $   2,777,019        $  2,877,482        $   7,231,750
Receivable for shares of the Portfolios sold................                98               1,244                  547
Receivable for policy-related transactions..................                 7              17,319                   --
                                                              -------------------  -------------------  -----------------
TOTAL ASSETS................................................         2,777,124           2,896,045            7,232,297
                                                              -------------------  -------------------  -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............                --              17,319                   --
Payable for policy-related transactions.....................                98               1,244                  547
                                                              -------------------  -------------------  -----------------
TOTAL LIABILITIES...........................................                98              18,563                  547
                                                              -------------------  -------------------  -----------------
NET ASSETS..................................................     $   2,777,026        $  2,877,482        $   7,231,750
                                                              ===================  ===================  =================

NET ASSETS:
Accumulation Unit Values....................................     $   2,777,026        $  2,877,482        $   7,231,750
                                                              -------------------  -------------------  -----------------
TOTAL NET ASSETS............................................     $   2,777,026        $  2,877,482        $   7,231,750
                                                              ===================  ===================  =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............     $   2,815,537        $  1,763,710        $   4,742,620

                                                               AXA LARGE CAP      AXA MID CAP
                                                               VALUE MANAGED     VALUE MANAGED    AXA MODERATE
                                                                VOLATILITY*       VOLATILITY*      ALLOCATION*
                                                              ---------------  ----------------  ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value......   $  3,556,486     $   13,915,481    $  6,803,469
Receivable for shares of the Portfolios sold................            130              7,548           1,370
Receivable for policy-related transactions..................            135                 --              --
                                                              ---------------  ----------------  ---------------
TOTAL ASSETS................................................      3,556,751         13,923,029       6,804,839
                                                              ---------------  ----------------  ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            135                 --              --
Payable for policy-related transactions.....................            130              7,548           1,372
                                                              ---------------  ----------------  ---------------
TOTAL LIABILITIES...........................................            265              7,548           1,372
                                                              ---------------  ----------------  ---------------
NET ASSETS..................................................   $  3,556,486     $   13,915,481    $  6,803,467
                                                              ===============  ================  ===============

NET ASSETS:
Accumulation Unit Values....................................   $  3,556,486     $   13,915,481    $  6,803,467
                                                              ---------------  ----------------  ---------------
TOTAL NET ASSETS............................................   $  3,556,486     $   13,915,481    $  6,803,467
                                                              ===============  ================  ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............   $  2,378,957     $    7,636,081    $  6,482,178


                                                                AXA MODERATE-PLUS
                                                                   ALLOCATION*
                                                              -------------------

ASSETS:
Investments in shares of the Portfolios, at fair value......     $  3,451,358
Receivable for shares of the Portfolios sold................              131
Receivable for policy-related transactions..................               88
                                                              -------------------
TOTAL ASSETS................................................        3,451,577
                                                              -------------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............               86
Payable for policy-related transactions.....................              131
                                                              -------------------
TOTAL LIABILITIES...........................................              217
                                                              -------------------
NET ASSETS..................................................     $  3,451,360
                                                              ===================

NET ASSETS:
Accumulation Unit Values....................................     $  3,451,360
                                                              -------------------
TOTAL NET ASSETS............................................     $  3,451,360
                                                              ===================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............     $  3,232,453

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-5

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                 AXA/AB
                                                                SMALL CAP       AXA/JANUS      AXA/LOOMIS    CHARTER(SM) MULTI-
                                                                 GROWTH*       ENTERPRISE*   SAYLES GROWTH*     SECTOR BOND*
                                                              -------------  -------------  ---------------  ------------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $   1,497,732  $   6,665,649   $   54,686,650     $  2,124,555
Receivable for shares of the Portfolios sold................             73          2,498           80,826              451
Receivable for policy-related transactions..................             --          4,731           17,147           34,693
                                                              -------------  -------------  ---------------  ------------------
TOTAL ASSETS................................................      1,497,805      6,672,878       54,784,623        2,159,699
                                                              -------------  -------------  ---------------  ------------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............             --          4,731           17,147           34,693
Payable for policy-related transactions.....................             73          2,498           80,827              451
                                                              -------------  -------------  ---------------  ------------------
TOTAL LIABILITIES...........................................             73          7,229           97,974           35,144
                                                              -------------  -------------  ---------------  ------------------
NET ASSETS..................................................  $   1,497,732  $   6,665,649   $   54,686,649     $  2,124,555
                                                              =============  =============  ===============  ==================

NET ASSETS:
Accumulation Unit Values....................................  $   1,497,732  $   6,665,649   $   54,686,649     $  2,124,555
                                                              -------------  -------------  ---------------  ------------------
TOTAL NET ASSETS............................................  $   1,497,732  $   6,665,649   $   54,686,649     $  2,124,555
                                                              =============  =============  ===============  ==================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $   1,310,008  $   6,032,449   $   41,799,666     $  2,173,110

                                                               CHARTER(SM)                     EQ/BLACKROCK
                                                                SMALL CAP     DREYFUS STOCK     BASIC VALUE
                                                                 GROWTH*    INDEX FUND, INC.      EQUITY*
                                                              ------------  ----------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $  9,825,131   $  15,502,359     $  5,014,810
Receivable for shares of the Portfolios sold................         4,136           3,884              836
Receivable for policy-related transactions..................            --              --               --
                                                              ------------  ----------------  --------------
TOTAL ASSETS................................................     9,829,267      15,506,243        5,015,646
                                                              ------------  ----------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --              --               --
Payable for policy-related transactions.....................         4,136           3,884              836
                                                              ------------  ----------------  --------------
TOTAL LIABILITIES...........................................         4,136           3,884              836
                                                              ------------  ----------------  --------------
NET ASSETS..................................................  $  9,825,131   $  15,502,359     $  5,014,810
                                                              ============  ================  ==============

NET ASSETS:
Accumulation Unit Values....................................  $  9,825,131   $  15,502,359     $  5,014,810
                                                              ------------  ----------------  --------------
TOTAL NET ASSETS............................................  $  9,825,131   $  15,502,359     $  5,014,810
                                                              ============  ================  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $  5,680,075   $   9,213,122     $  2,960,044

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-6

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                                                    EQ/INTERMEDIATE
                                                                   EQ/CAPITAL       EQ/CORE BOND      GOVERNMENT     EQ/LARGE CAP
                                                               GUARDIAN RESEARCH*      INDEX*            BOND*       VALUE INDEX*
                                                              -------------------  --------------  ----------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value......     $   4,941,799     $   17,677,308    $  7,816,221    $  10,653,633
Receivable for shares of the Portfolios sold................               138            145,498             883            3,657
Receivable for policy-related transactions..................             3,545                 20               2               --
                                                              -------------------  --------------  ----------------  --------------
TOTAL ASSETS................................................         4,945,482         17,822,826       7,817,106       10,657,290
                                                              -------------------  --------------  ----------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............             3,545            145,498              --               --
Payable for policy-related transactions.....................               138                 --             884            3,657
                                                              -------------------  --------------  ----------------  --------------
TOTAL LIABILITIES...........................................             3,683            145,498             884            3,657
                                                              -------------------  --------------  ----------------  --------------
NET ASSETS..................................................     $   4,941,799     $   17,677,328    $  7,816,222    $  10,653,633
                                                              ===================  ==============  ================  ==============

NET ASSETS:
Accumulation Unit Values....................................     $   4,941,799     $   17,677,328    $  7,816,222    $  10,653,633
                                                              -------------------  --------------  ----------------  --------------
TOTAL NET ASSETS............................................     $   4,941,799     $   17,677,328    $  7,816,222    $  10,653,633
                                                              ===================  ==============  ================  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............     $   2,646,483     $   17,543,619    $  7,679,769    $   6,663,521

                                                                  EQ/MFS
                                                               INTERNATIONAL   EQ/MID CAP      EQ/MONEY
                                                                  GROWTH*        INDEX*         MARKET*
                                                              --------------  ------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value......   $  9,372,646   $  9,229,351  $   14,624,204
Receivable for shares of the Portfolios sold................          2,423          2,007           5,055
Receivable for policy-related transactions..................          2,743             --          15,265
                                                              --------------  ------------  --------------
TOTAL ASSETS................................................      9,377,812      9,231,358      14,644,524
                                                              --------------  ------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          2,740             --          15,263
Payable for policy-related transactions.....................          2,423          2,007           5,055
                                                              --------------  ------------  --------------
TOTAL LIABILITIES...........................................          5,163          2,007          20,318
                                                              --------------  ------------  --------------
NET ASSETS..................................................   $  9,372,649   $  9,229,351  $   14,624,206
                                                              ==============  ============  ==============

NET ASSETS:
Accumulation Unit Values....................................   $  9,372,649   $  9,229,351  $   14,624,206
                                                              --------------  ------------  --------------
TOTAL NET ASSETS............................................   $  9,372,649   $  9,229,351  $   14,624,206
                                                              ==============  ============  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............   $  7,112,709   $  5,522,998  $   14,624,258

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-7

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017




                                                                  EQ/PIMCO        EQ/QUALITY       EQ/SMALL       EQ/T.ROWE PRICE
                                                              ULTRA SHORT BOND*   BOND PLUS*    COMPANY INDEX*     GROWTH STOCK*
                                                              -----------------  ------------  ----------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......    $   3,144,660    $  4,652,937    $  3,012,736     $  47,028,770
Receivable for shares of the Portfolios sold................           43,863           1,424             861            46,206
Receivable for policy-related transactions..................               --              --              --                --
                                                              -----------------  ------------  ----------------  ----------------
TOTAL ASSETS................................................        3,188,523       4,654,361       3,013,597        47,074,976
                                                              -----------------  ------------  ----------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............               --              --              --                --
Payable for policy-related transactions.....................           43,863           1,428             861            46,219
                                                              -----------------  ------------  ----------------  ----------------
TOTAL LIABILITIES...........................................           43,863           1,428             861            46,219
                                                              -----------------  ------------  ----------------  ----------------
NET ASSETS..................................................    $   3,144,660    $  4,652,933    $  3,012,736     $  47,028,757
                                                              =================  ============  ================  ================

NET ASSETS:
Accumulation Unit Values....................................    $   3,144,660    $  4,652,933    $  3,012,736     $  47,028,757
                                                              -----------------  ------------  ----------------  ----------------
TOTAL NET ASSETS............................................    $   3,144,660    $  4,652,933    $  3,012,736     $  47,028,757
                                                              =================  ============  ================  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............    $   3,142,867    $  4,835,776    $  2,472,027     $  24,431,756

                                                                                  FIDELITY(R) VIP
                                                                EQ/UBS GROWTH &    CONTRAFUND(R)    FRANKLIN INCOME
                                                                    INCOME*          PORTFOLIO         VIP FUND
                                                              ------------------  ---------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......    $  19,960,440      $  18,693,242    $   14,302,617
Receivable for shares of the Portfolios sold................            2,133              5,834           164,427
Receivable for policy-related transactions..................               --                 --            45,911
                                                              ------------------  ---------------  ----------------
TOTAL ASSETS................................................       19,962,573         18,699,076        14,512,955
                                                              ------------------  ---------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............               --                 --            45,911
Payable for policy-related transactions.....................            2,133              5,834           164,427
                                                              ------------------  ---------------  ----------------
TOTAL LIABILITIES...........................................            2,133              5,834           210,338
                                                              ------------------  ---------------  ----------------
NET ASSETS..................................................    $  19,960,440      $  18,693,242    $   14,302,617
                                                              ==================  ===============  ================

NET ASSETS:
Accumulation Unit Values....................................    $  19,960,440      $  18,693,242    $   14,302,617
                                                              ------------------  ---------------  ----------------
TOTAL NET ASSETS............................................    $  19,960,440      $  18,693,242    $   14,302,617
                                                              ==================  ===============  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............    $  13,179,000      $  12,588,179    $   12,743,690

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-8

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                FRANKLIN RISING   INVESCO V.I.   INVESCO V.I.    INVESCO V.I.
                                                                   DIVIDENDS       DIVERSIFIED    GLOBAL CORE    GLOBAL HEALTH
                                                                   VIP FUND       DIVIDEND FUND   EQUITY FUND      CARE FUND
                                                               ----------------  --------------  -------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......   $   6,437,231    $   1,014,238    $   778,853   $   1,813,952
Receivable for shares of the Portfolios sold.................             954              142            161              70
Receivable for policy-related transactions...................           3,816               --             --              75
                                                               ----------------  --------------  -------------  --------------
TOTAL ASSETS.................................................       6,442,001        1,014,380        779,014       1,814,097
                                                               ----------------  --------------  -------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............           3,815               --             --              75
Payable for policy-related transactions......................             954              142            161              70
                                                               ----------------  --------------  -------------  --------------
TOTAL LIABILITIES............................................           4,769              142            161             145
                                                               ----------------  --------------  -------------  --------------
NET ASSETS...................................................   $   6,437,232    $   1,014,238    $   778,853   $   1,813,952
                                                               ================  ==============  =============  ==============

NET ASSETS:
Accumulation Unit Values.....................................   $   6,437,232    $   1,014,238    $   778,853   $   1,813,952
                                                               ----------------  --------------  -------------  --------------
TOTAL NET ASSETS.............................................   $   6,437,232    $   1,014,238    $   778,853   $   1,813,952
                                                               ================  ==============  =============  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............   $   4,968,409    $     685,195    $   567,811   $   1,486,223

                                                                                    JANUS HENDERSON     JANUS HENDERSON
                                                                 INVESCO V.I.        VIT BALANCED       VIT ENTERPRISE
                                                                TECHNOLOGY FUND        PORTFOLIO           PORTFOLIO
                                                               -----------------  ------------------  ------------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......    $  1,059,019       $   12,935,428      $  12,212,445
Receivable for shares of the Portfolios sold.................              54                4,483              6,794
Receivable for policy-related transactions...................              --                   --                 --
                                                               -----------------  ------------------  ------------------
TOTAL ASSETS.................................................       1,059,073           12,939,911         12,219,239
                                                               -----------------  ------------------  ------------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............              --                   --                 --
Payable for policy-related transactions......................              54                4,483              6,794
                                                               -----------------  ------------------  ------------------
TOTAL LIABILITIES............................................              54                4,483              6,794
                                                               -----------------  ------------------  ------------------
NET ASSETS...................................................    $  1,059,019       $   12,935,428      $  12,212,445
                                                               =================  ==================  ==================

NET ASSETS:
Accumulation Unit Values.....................................    $  1,059,019       $   12,935,428      $  12,212,445
                                                               -----------------  ------------------  ------------------
TOTAL NET ASSETS.............................................    $  1,059,019       $   12,935,428      $  12,212,445
                                                               =================  ==================  ==================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............    $    826,544       $    9,975,158      $   7,378,976




 The accompanying notes are an integral part of these financial statements.


 FSA-9

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                   JANUS             JANUS            JANUS
                                                                 HENDERSON         HENDERSON        HENDERSON
                                                                 VIT FORTY        VIT GLOBAL      VIT OVERSEAS   MFS(R) UTILITIES
                                                                 PORTFOLIO    RESEARCH PORTFOLIO    PORTFOLIO         SERIES
                                                              --------------  ------------------  -------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $   13,505,548     $  6,585,238     $  5,470,496     $  4,131,807
Receivable for shares of the Portfolios sold................          10,324            1,288           53,186              877
Receivable for policy-related transactions..................          17,063               --           17,290               15
                                                              --------------  ------------------  -------------  ----------------
TOTAL ASSETS................................................      13,532,935        6,586,526        5,540,972        4,132,699
                                                              --------------  ------------------  -------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          17,063               --           17,290               15
Payable for policy-related transactions.....................          10,324            1,288           53,186              877
                                                              --------------  ------------------  -------------  ----------------
TOTAL LIABILITIES...........................................          27,387            1,288           70,476              892
                                                              --------------  ------------------  -------------  ----------------
NET ASSETS..................................................  $   13,505,548     $  6,585,238     $  5,470,496     $  4,131,807
                                                              ==============  ==================  =============  ================

NET ASSETS:
Accumulation Unit Values....................................  $   13,505,548     $  6,585,238     $  5,470,496     $  4,131,807
                                                              --------------  ------------------  -------------  ----------------
TOTAL NET ASSETS............................................  $   13,505,548     $  6,585,238     $  5,470,496     $  4,131,807
                                                              ==============  ==================  =============  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $   11,907,857     $  3,772,801     $  6,550,097     $  3,726,749


                                                                                PIMCO GLOBAL
                                                                OPPENHEIMER    BOND PORTFOLIO   PROFUND
                                                              GLOBAL FUND/VA     (UNHEDGED)     VP BEAR
                                                              ---------------  --------------  ---------

ASSETS:
Investments in shares of the Portfolios, at fair value......   $  8,902,221     $  4,379,478   $  30,240
Receivable for shares of the Portfolios sold................         11,477              153          38
Receivable for policy-related transactions..................          3,764              450          --
                                                              ---------------  --------------  ---------
TOTAL ASSETS................................................      8,917,462        4,380,081      30,278
                                                              ---------------  --------------  ---------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          3,764              450          --
Payable for policy-related transactions.....................         11,477              153          38
                                                              ---------------  --------------  ---------
TOTAL LIABILITIES...........................................         15,241              603          38
                                                              ---------------  --------------  ---------
NET ASSETS..................................................   $  8,902,221     $  4,379,478   $  30,240
                                                              ===============  ==============  =========

NET ASSETS:
Accumulation Unit Values....................................   $  8,902,221     $  4,379,478   $  30,240
                                                              ---------------  --------------  ---------
TOTAL NET ASSETS............................................   $  8,902,221     $  4,379,478   $  30,240
                                                              ===============  ==============  =========
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............   $  5,452,651     $  4,787,678   $  48,734




 The accompanying notes are an integral part of these financial statements.


 FSA-10

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                                                        PROFUND
                                                                                                    VP RISING RATES        PROFUND
                                                                                                      OPPORTUNITY       VP ULTRABULL
                                                                                                    ----------------    ------------

ASSETS:
Investments in shares of the Portfolios, at fair value.........................................        $  171,572       $  2,173,966
Receivable for shares of the Portfolios sold...................................................                 8                335
Receivable for policy-related transactions.....................................................                --                 --
                                                                                                    ----------------    ------------
TOTAL ASSETS...................................................................................           171,580          2,174,301
                                                                                                    ----------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.................................................                --                 --
Payable for policy-related transactions........................................................                 8                335
                                                                                                    ----------------    ------------
TOTAL LIABILITIES..............................................................................                 8                335
                                                                                                    ----------------    ------------
NET ASSETS.....................................................................................        $  171,572       $  2,173,966
                                                                                                    ================    ============

NET ASSETS:
Accumulation Unit Values.......................................................................        $  171,572       $  2,173,966
                                                                                                    ----------------    ------------
TOTAL NET ASSETS...............................................................................        $  171,572       $  2,173,966
                                                                                                    ================    ============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...............................................        $  306,573       $  2,106,946




 The accompanying notes are an integral part of these financial statements.


 FSA-11

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

                                                                                                         PORTFOLIO
                                                                                 SHARE CLASS**          SHARES HELD
                                                                           -----------------------     ------------
1290 VT Equity Income....................................................           Class A                  31,122
1290 VT Equity Income....................................................           Class B               1,883,747
1290 VT GAMCO Mergers and Acquisitions...................................           Class B                 139,992
1290 VT GAMCO Small Company Value........................................           Class B               1,798,473
1290 VT Socially Responsible.............................................           Class A                  97,839
1290 VT Socially Responsible.............................................           Class B                  34,420
All Asset Growth-Alt 20..................................................           Class B               4,844,800
AXA Aggressive Allocation................................................           Class B                 113,183
AXA Conservative Allocation..............................................           Class B                 201,518
AXA Conservative-Plus Allocation.........................................           Class B                 278,854
AXA Global Equity Managed Volatility.....................................           Class A                 153,692
AXA Large Cap Growth Managed Volatility..................................           Class B                 223,870
AXA Large Cap Value Managed Volatility...................................           Class A                 187,111
AXA Mid Cap Value Managed Volatility.....................................           Class A                 778,692
AXA Moderate Allocation..................................................           Class B                 475,666
AXA Moderate-Plus Allocation.............................................           Class B                 300,333
AXA/AB Small Cap Growth..................................................           Class A                  73,611
AXA/Janus Enterprise.....................................................           Class A                 369,277
AXA/Loomis Sayles Growth Portfolio.......................................           Class B               6,372,220
Charter(SM) Multi-Sector Bond............................................           Class A                 557,472
Charter(SM) Small Cap Growth.............................................           Class B                 689,748
Dreyfus Stock Index Fund, Inc............................................       Initial Shares              289,945
EQ/BlackRock Basic Value Equity..........................................           Class B                 202,572
EQ/Capital Guardian Research.............................................           Class A                 185,118
EQ/Core Bond Index.......................................................           Class A               1,797,448
EQ/Intermediate Government Bond..........................................           Class A                 768,143
EQ/Large Cap Value Index.................................................           Class A               1,150,107
EQ/MFS International Growth..............................................           Class B               1,124,491
EQ/Mid Cap Index.........................................................           Class A                 601,219
EQ/Money Market..........................................................           Class A              14,616,749
EQ/PIMCO Ultra Short Bond................................................           Class B                 316,271
EQ/Quality Bond PLUS.....................................................           Class B                 551,013
EQ/Small Company Index...................................................           Class A                 254,027
EQ/T. Rowe Price Growth Stock............................................           Class B               1,009,557
EQ/UBS Growth & Income...................................................           Class B               1,971,214
Fidelity(R) VIP Contrafund(R) Portfolio..................................        Service Class              494,923
Franklin Income VIP Fund.................................................           Class 2                 884,516
Franklin Rising Dividends VIP Fund.......................................           Class 2                 226,185
Invesco V.I. Diversified Dividend Fund...................................          Series 1                  37,316
Invesco V.I. Global Core Equity Fund.....................................          Series 1                  72,586
Invesco V.I. Global Health Care Fund.....................................          Series 1                  68,606




 The accompanying notes are an integral part of these financial statements.


 FSA-12

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                                                         PORTFOLIO
                                                                                 SHARE CLASS**          SHARES HELD
                                                                           -----------------------     ------------
Invesco V.I. Technology Fund.............................................          Series 1                  46,104
Janus Henderson VIT Balanced Portfolio...................................    Institutional Shares           366,754
Janus Henderson VIT Enterprise Portfolio.................................    Institutional Shares           172,858
Janus Henderson VIT Forty Portfolio......................................    Institutional Shares           251,884
Janus Henderson VIT Forty Portfolio......................................       Service Shares               92,248
Janus Henderson VIT Global Research Portfolio............................    Institutional Shares           128,618
Janus Henderson VIT Overseas Portfolio...................................       Service Shares              177,960
MFS(R) Utilities Series..................................................        Initial Class              140,061
Oppenheimer Global Fund/VA...............................................        Service Class              189,894
PIMCO Global Bond Portfolio (Unhedged)...................................    Administrative Class           356,345
ProFund VP Bear..........................................................        Common Shares                  915
ProFund VP Rising Rates Opportunity......................................        Common Shares                3,680
ProFund VP UltraBull.....................................................        Common Shares              147,188

** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

                                                           CONTRACT                               UNIT        UNITS
                                                           CHARGES*         SHARE CLASS**         VALUE    OUTSTANDING
                                                           ---------  -----------------------  ---------  ------------
1290 VT Equity Income....................................     1.25%            Class A         $   19.99        9,484
1290 VT Equity Income....................................     1.20%            Class B         $   25.83       63,624
1290 VT Equity Income....................................     1.35%            Class B         $   24.48      269,562
1290 VT Equity Income....................................     1.45%            Class B         $   29.36          148
1290 VT Equity Income....................................     1.50%            Class B         $   29.14          180
1290 VT Equity Income....................................     1.70%            Class B         $   22.28       75,250
1290 VT Equity Income....................................     2.00%            Class B         $   25.94          170
1290 VT Equity Income....................................     2.35%            Class B         $   20.08       78,416
1290 VT Equity Income....................................     2.80%            Class B         $   23.07        1,251

1290 VT GAMCO Mergers and Acquisitions...................     1.20%            Class B         $   17.73       14,640
1290 VT GAMCO Mergers and Acquisitions...................     1.35%            Class B         $   17.94       48,075
1290 VT GAMCO Mergers and Acquisitions...................     1.70%            Class B         $   17.03       22,240
1290 VT GAMCO Mergers and Acquisitions...................     2.35%            Class B         $   14.88       20,851

1290 VT GAMCO Small Company Value........................     1.20%            Class B         $   49.67      134,375
1290 VT GAMCO Small Company Value........................     1.25%            Class B         $  252.39      232,749
1290 VT GAMCO Small Company Value........................     1.35%            Class B         $   64.07      556,273
1290 VT GAMCO Small Company Value........................     1.45%            Class B         $   55.09          173
1290 VT GAMCO Small Company Value........................     1.50%            Class B         $   54.67          331
1290 VT GAMCO Small Company Value........................     1.70%            Class B         $   45.58      160,314
1290 VT GAMCO Small Company Value........................     2.00%            Class B         $   44.70           20
1290 VT GAMCO Small Company Value........................     2.35%            Class B         $   41.60      114,638
1290 VT GAMCO Small Company Value........................     2.80%            Class B         $   39.76        1,024





 The accompanying notes are an integral part of these financial statements.


 FSA-13

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                           CONTRACT                               UNIT        UNITS
                                                           CHARGES*         SHARE CLASS**         VALUE    OUTSTANDING
                                                           ---------  -----------------------  ---------  ------------
1290 VT Socially Responsible.............................     1.35%            Class A         $   14.64       81,101
1290 VT Socially Responsible.............................     1.20%            Class B         $   20.39       10,249
1290 VT Socially Responsible.............................     1.70%            Class B         $   19.17        7,055
1290 VT Socially Responsible.............................     2.35%            Class B         $   17.70        3,710

All Asset Growth-Alt 20..................................     1.20%            Class B         $   16.10      108,163
All Asset Growth-Alt 20..................................     1.25%            Class B         $   85.03      969,856
All Asset Growth-Alt 20..................................     1.35%            Class B         $   14.81    1,034,199
All Asset Growth-Alt 20..................................     1.70%            Class B         $   15.53      137,164
All Asset Growth-Alt 20..................................     2.00%            Class B         $   17.44        9,733
All Asset Growth-Alt 20..................................     2.35%            Class B         $   14.13       65,752

AXA Aggressive Allocation................................     1.20%            Class B         $   13.84       31,712
AXA Aggressive Allocation................................     1.25%            Class B         $   13.77       19,200
AXA Aggressive Allocation................................     1.35%            Class B         $   13.62       34,055
AXA Aggressive Allocation................................     1.70%            Class B         $   13.13          391
AXA Aggressive Allocation................................     2.35%            Class B         $   12.26       15,058

AXA Conservative Allocation..............................     1.20%            Class B         $   11.83       15,525
AXA Conservative Allocation..............................     1.25%            Class B         $   11.77       60,418
AXA Conservative Allocation..............................     1.35%            Class B         $   11.65       65,183
AXA Conservative Allocation..............................     1.70%            Class B         $   11.22       12,094
AXA Conservative Allocation..............................     2.35%            Class B         $   10.48       11,183

AXA Conservative-Plus Allocation.........................     1.20%            Class B         $   12.51       33,300
AXA Conservative-Plus Allocation.........................     1.25%            Class B         $   12.44      140,290
AXA Conservative-Plus Allocation.........................     1.35%            Class B         $   12.31       41,792
AXA Conservative-Plus Allocation.........................     1.70%            Class B         $   11.87        6,081
AXA Conservative-Plus Allocation.........................     2.35%            Class B         $   11.08        2,534

AXA Global Equity Managed Volatility.....................     1.20%            Class A         $   38.41       22,686
AXA Global Equity Managed Volatility.....................     1.45%            Class A         $   48.19           51
AXA Global Equity Managed Volatility.....................     1.50%            Class A         $   47.82          132
AXA Global Equity Managed Volatility.....................     1.70%            Class A         $   36.90       30,346
AXA Global Equity Managed Volatility.....................     2.35%            Class A         $   33.90       25,125
AXA Global Equity Managed Volatility.....................     2.80%            Class A         $   36.11          713

AXA Large Cap Growth Managed Volatility..................     1.35%            Class B         $   21.89      330,312

AXA Large Cap Value Managed Volatility...................     1.20%            Class A         $   16.84       15,115
AXA Large Cap Value Managed Volatility...................     1.25%            Class A         $   99.47       25,958
AXA Large Cap Value Managed Volatility...................     1.45%            Class A         $   22.37           88
AXA Large Cap Value Managed Volatility...................     1.70%            Class A         $   15.64       20,399
AXA Large Cap Value Managed Volatility...................     2.35%            Class A         $   14.71       27,110





 The accompanying notes are an integral part of these financial statements.


 FSA-14

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                           CONTRACT                               UNIT        UNITS
                                                           CHARGES*         SHARE CLASS**         VALUE    OUTSTANDING
                                                           ---------  -----------------------  ---------  ------------
AXA Mid Cap Value Managed Volatility.....................     1.20%            Class A         $   25.37       96,441
AXA Mid Cap Value Managed Volatility.....................     1.35%            Class A         $   25.06      222,464
AXA Mid Cap Value Managed Volatility.....................     1.45%            Class A         $   24.85          625
AXA Mid Cap Value Managed Volatility.....................     1.50%            Class A         $   24.74          359
AXA Mid Cap Value Managed Volatility.....................     1.70%            Class A         $   24.33      142,340
AXA Mid Cap Value Managed Volatility.....................     1.95%            Class A         $   23.83            7
AXA Mid Cap Value Managed Volatility.....................     2.00%            Class A         $   23.73           26
AXA Mid Cap Value Managed Volatility.....................     2.35%            Class A         $   23.05      101,827
AXA Mid Cap Value Managed Volatility.....................     2.80%            Class A         $   22.20        2,625

AXA Moderate Allocation..................................     1.20%            Class B         $   12.63      225,949
AXA Moderate Allocation..................................     1.25%            Class B         $   12.56       43,753
AXA Moderate Allocation..................................     1.35%            Class B         $   12.43      165,540
AXA Moderate Allocation..................................     1.70%            Class B         $   11.98       63,810
AXA Moderate Allocation..................................     2.35%            Class B         $   11.18       51,739

AXA Moderate-Plus Allocation.............................     1.20%            Class B         $   13.38       13,209
AXA Moderate-Plus Allocation.............................     1.25%            Class B         $   13.31      106,630
AXA Moderate-Plus Allocation.............................     1.35%            Class B         $   13.17       83,207
AXA Moderate-Plus Allocation.............................     1.70%            Class B         $   12.69       31,191
AXA Moderate-Plus Allocation.............................     2.35%            Class B         $   11.85       30,709

AXA/AB Small Cap Growth..................................     1.20%            Class A         $   24.64       18,910
AXA/AB Small Cap Growth..................................     1.45%            Class A         $   33.36           57
AXA/AB Small Cap Growth..................................     1.70%            Class A         $   23.75       26,218
AXA/AB Small Cap Growth..................................     2.35%            Class A         $   21.83       18,513
AXA/AB Small Cap Growth..................................     2.80%            Class A         $   25.93          125

AXA/Janus Enterprise.....................................     1.20%            Class A         $   17.09      100,464
AXA/Janus Enterprise.....................................     1.35%            Class A         $   28.10       66,479
AXA/Janus Enterprise.....................................     1.50%            Class A         $   27.76          232
AXA/Janus Enterprise.....................................     1.70%            Class A         $   17.53       94,643
AXA/Janus Enterprise.....................................     2.35%            Class A         $   14.66       96,492
AXA/Janus Enterprise.....................................     2.80%            Class A         $   20.50           43

AXA/Loomis Sayles Growth Portfolio.......................     1.20%            Class B         $   26.74      181,292
AXA/Loomis Sayles Growth Portfolio.......................     1.35%            Class B         $   25.25    1,646,700
AXA/Loomis Sayles Growth Portfolio.......................     1.45%            Class B         $   31.16          713
AXA/Loomis Sayles Growth Portfolio.......................     1.50%            Class B         $   30.92          319
AXA/Loomis Sayles Growth Portfolio.......................     1.70%            Class B         $   24.14      194,054
AXA/Loomis Sayles Growth Portfolio.......................     1.95%            Class B         $   28.44           11
AXA/Loomis Sayles Growth Portfolio.......................     2.00%            Class B         $   28.23          205
AXA/Loomis Sayles Growth Portfolio.......................     2.35%            Class B         $   21.89      160,288
AXA/Loomis Sayles Growth Portfolio.......................     2.80%            Class B         $   25.12        1,134





 The accompanying notes are an integral part of these financial statements.


 FSA-15

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                           CONTRACT                               UNIT        UNITS
                                                           CHARGES*         SHARE CLASS**         VALUE    OUTSTANDING
                                                           ---------  -----------------------  ---------  ------------
Charter(SM) Multi-Sector Bond............................     1.20%            Class A         $   13.76       41,711
Charter(SM) Multi-Sector Bond............................     1.45%            Class A         $   13.06          162
Charter(SM) Multi-Sector Bond............................     1.50%            Class A         $   12.97        1,792
Charter(SM) Multi-Sector Bond............................     1.70%            Class A         $   12.69       51,722
Charter(SM) Multi-Sector Bond............................     2.00%            Class A         $   10.66          210
Charter(SM) Multi-Sector Bond............................     2.35%            Class A         $   11.52       75,058
Charter(SM) Multi-Sector Bond............................     2.80%            Class A         $    9.48          178

Charter(SM) Small Cap Growth.............................     1.20%            Class B         $   19.66       56,820
Charter(SM) Small Cap Growth.............................     1.35%            Class B         $   28.49      237,562
Charter(SM) Small Cap Growth.............................     1.45%            Class B         $   25.39          444
Charter(SM) Small Cap Growth.............................     1.50%            Class B         $   25.20          158
Charter(SM) Small Cap Growth.............................     1.70%            Class B         $   18.07       58,158
Charter(SM) Small Cap Growth.............................     1.95%            Class B         $   21.79           12
Charter(SM) Small Cap Growth.............................     2.00%            Class B         $   21.63          164
Charter(SM) Small Cap Growth.............................     2.35%            Class B         $   16.10       54,086

Dreyfus Stock Index Fund, Inc............................     1.35%        Initial Shares      $   20.68      749,776

EQ/BlackRock Basic Value Equity..........................     1.20%            Class B         $   19.99       54,825
EQ/BlackRock Basic Value Equity..........................     1.35%            Class B         $   19.68       75,298
EQ/BlackRock Basic Value Equity..........................     1.50%            Class B         $   19.44          532
EQ/BlackRock Basic Value Equity..........................     1.70%            Class B         $   18.80       64,766
EQ/BlackRock Basic Value Equity..........................     1.95%            Class B         $   18.39          514
EQ/BlackRock Basic Value Equity..........................     2.35%            Class B         $   17.36       67,863
EQ/BlackRock Basic Value Equity..........................     2.80%            Class B         $   16.56          662
EQ/BlackRock Basic Value Equity..........................     2.85%            Class B         $   16.46          635

EQ/Capital Guardian Research.............................     1.20%            Class A         $   30.76       13,329
EQ/Capital Guardian Research.............................     1.25%            Class A         $   23.34       38,436
EQ/Capital Guardian Research.............................     1.35%            Class A         $   19.36      102,935
EQ/Capital Guardian Research.............................     1.50%            Class A         $   30.27           19
EQ/Capital Guardian Research.............................     1.70%            Class A         $   27.35       30,386
EQ/Capital Guardian Research.............................     2.35%            Class A         $   24.61       32,719
EQ/Capital Guardian Research.............................     2.80%            Class A         $   24.29          210

EQ/Core Bond Index.......................................     1.20%            Class A         $   13.79      177,979
EQ/Core Bond Index.......................................     1.25%            Class A         $   10.92      395,089
EQ/Core Bond Index.......................................     1.35%            Class A         $   13.09      485,922
EQ/Core Bond Index.......................................     1.45%            Class A         $   11.91          356
EQ/Core Bond Index.......................................     1.50%            Class A         $   11.82        3,536
EQ/Core Bond Index.......................................     1.70%            Class A         $   12.75      206,777
EQ/Core Bond Index.......................................     1.95%            Class A         $   10.24            4
EQ/Core Bond Index.......................................     2.00%            Class A         $   10.16          448
EQ/Core Bond Index.......................................     2.35%            Class A         $   11.46      154,324
EQ/Core Bond Index.......................................     2.80%            Class A         $    9.04       10,295





 The accompanying notes are an integral part of these financial statements.


 FSA-16

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                           CONTRACT                               UNIT        UNITS
                                                           CHARGES*         SHARE CLASS**         VALUE    OUTSTANDING
                                                           ---------  -----------------------  ---------  ------------
EQ/Intermediate Government Bond..........................     1.20%            Class A         $   11.99       99,611
EQ/Intermediate Government Bond..........................     1.25%            Class A         $   17.09       60,361
EQ/Intermediate Government Bond..........................     1.35%            Class A         $   13.33      229,653
EQ/Intermediate Government Bond..........................     1.45%            Class A         $   11.15          626
EQ/Intermediate Government Bond..........................     1.50%            Class A         $   11.06        3,755
EQ/Intermediate Government Bond..........................     1.70%            Class A         $   11.09      124,720
EQ/Intermediate Government Bond..........................     1.95%            Class A         $   10.21          495
EQ/Intermediate Government Bond..........................     2.00%            Class A         $   10.14          639
EQ/Intermediate Government Bond..........................     2.35%            Class A         $   10.01      107,727
EQ/Intermediate Government Bond..........................     2.80%            Class A         $    9.02          753

EQ/Large Cap Value Index.................................     1.20%            Class A         $   24.01      116,341
EQ/Large Cap Value Index.................................     1.35%            Class A         $   23.13      124,612
EQ/Large Cap Value Index.................................     1.45%            Class A         $   28.61          409
EQ/Large Cap Value Index.................................     1.50%            Class A         $   28.39          322
EQ/Large Cap Value Index.................................     1.70%            Class A         $   22.24      125,366
EQ/Large Cap Value Index.................................     1.95%            Class A         $   24.05          419
EQ/Large Cap Value Index.................................     2.00%            Class A         $   23.87          240
EQ/Large Cap Value Index.................................     2.35%            Class A         $   19.54      108,851
EQ/Large Cap Value Index.................................     2.80%            Class A         $   21.24        1,187

EQ/MFS International Growth..............................     1.25%            Class B         $   26.46      203,328
EQ/MFS International Growth..............................     1.35%            Class B         $   18.65      214,130

EQ/Mid Cap Index.........................................     1.20%            Class A         $   29.33       77,625
EQ/Mid Cap Index.........................................     1.35%            Class A         $   28.56       51,705
EQ/Mid Cap Index.........................................     1.45%            Class A         $   33.57          285
EQ/Mid Cap Index.........................................     1.50%            Class A         $   33.32          791
EQ/Mid Cap Index.........................................     1.70%            Class A         $   26.80       95,784
EQ/Mid Cap Index.........................................     1.95%            Class A         $   28.26            5
EQ/Mid Cap Index.........................................     2.00%            Class A         $   28.06          351
EQ/Mid Cap Index.........................................     2.35%            Class A         $   24.46      115,476
EQ/Mid Cap Index.........................................     2.80%            Class A         $   24.96        1,562

EQ/Money Market..........................................     1.20%            Class A         $    9.89      145,455
EQ/Money Market..........................................     1.25%            Class A         $    9.84      385,300
EQ/Money Market..........................................     1.35%            Class A         $    9.71      612,666
EQ/Money Market..........................................     1.45%            Class A         $    9.60          474
EQ/Money Market..........................................     1.50%            Class A         $    9.54        1,397
EQ/Money Market..........................................     1.70%            Class A         $    9.30      186,253
EQ/Money Market..........................................     1.95%            Class A         $    9.02            1
EQ/Money Market..........................................     2.00%            Class A         $    8.97          542
EQ/Money Market..........................................     2.35%            Class A         $    8.59      196,330
EQ/Money Market..........................................     2.80%            Class A         $    8.13          498





 The accompanying notes are an integral part of these financial statements.


 FSA-17

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                           CONTRACT                               UNIT        UNITS
                                                           CHARGES*         SHARE CLASS**         VALUE    OUTSTANDING
                                                           ---------  -----------------------  ---------  ------------
EQ/PIMCO Ultra Short Bond................................     1.20%            Class B         $   12.07       67,367
EQ/PIMCO Ultra Short Bond................................     1.35%            Class B         $   11.75       84,277
EQ/PIMCO Ultra Short Bond................................     1.45%            Class B         $   11.42          183
EQ/PIMCO Ultra Short Bond................................     1.50%            Class B         $   11.34        1,710
EQ/PIMCO Ultra Short Bond................................     1.70%            Class B         $   11.20       71,595
EQ/PIMCO Ultra Short Bond................................     1.95%            Class B         $    9.90          733
EQ/PIMCO Ultra Short Bond................................     2.35%            Class B         $   10.07       48,660
EQ/PIMCO Ultra Short Bond................................     2.80%            Class B         $    8.74        2,428

EQ/Quality Bond PLUS.....................................     1.25%            Class B         $   23.17       79,692
EQ/Quality Bond PLUS.....................................     1.35%            Class B         $   15.42      182,029

EQ/Small Company Index...................................     1.20%            Class A         $   34.64       30,733
EQ/Small Company Index...................................     1.25%            Class A         $  136.66        4,391
EQ/Small Company Index...................................     1.45%            Class A         $   36.13           96
EQ/Small Company Index...................................     1.50%            Class A         $   35.86          184
EQ/Small Company Index...................................     1.70%            Class A         $   32.32       24,080
EQ/Small Company Index...................................     2.35%            Class A         $   29.40       18,820
EQ/Small Company Index...................................     2.80%            Class A         $   28.49          224

EQ/T. Rowe Price Growth Stock............................     1.25%            Class B         $  102.77      322,063
EQ/T. Rowe Price Growth Stock............................     1.35%            Class B         $   22.52      618,582

EQ/UBS Growth & Income...................................     1.20%            Class B         $   22.99       58,354
EQ/UBS Growth & Income...................................     1.35%            Class B         $   22.92      727,475
EQ/UBS Growth & Income...................................     1.45%            Class B         $   29.33          119
EQ/UBS Growth & Income...................................     1.70%            Class B         $   21.91       51,940
EQ/UBS Growth & Income...................................     1.95%            Class B         $   25.98          413
EQ/UBS Growth & Income...................................     2.35%            Class B         $   20.10       39,572

Fidelity(R) VIP Contrafund(R) Portfolio..................     1.35%         Service Class      $   28.96      645,461

Franklin Income VIP Fund.................................     1.20%            Class 2         $   24.81      118,571
Franklin Income VIP Fund.................................     1.35%            Class 2         $   24.24      150,503
Franklin Income VIP Fund.................................     1.45%            Class 2         $   24.07          163
Franklin Income VIP Fund.................................     1.50%            Class 2         $   23.90          341
Franklin Income VIP Fund.................................     1.70%            Class 2         $   22.67      179,442
Franklin Income VIP Fund.................................     2.35%            Class 2         $   20.65      175,779
Franklin Income VIP Fund.................................     2.80%            Class 2         $   19.42          128

Franklin Rising Dividends VIP Fund.......................     1.20%            Class 2         $   30.90       31,142
Franklin Rising Dividends VIP Fund.......................     1.35%            Class 2         $   30.28       75,345
Franklin Rising Dividends VIP Fund.......................     1.45%            Class 2         $   30.25           51
Franklin Rising Dividends VIP Fund.......................     1.70%            Class 2         $   28.51       57,919
Franklin Rising Dividends VIP Fund.......................     2.35%            Class 2         $   25.18       61,095
Franklin Rising Dividends VIP Fund.......................     2.80%            Class 2         $   24.13           91





 The accompanying notes are an integral part of these financial statements.


 FSA-18

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                           CONTRACT                               UNIT        UNITS
                                                           CHARGES*         SHARE CLASS**         VALUE    OUTSTANDING
                                                           ---------  -----------------------  ---------  ------------
Invesco V.I. Diversified Dividend Fund...................     1.20%           Series 1         $   11.46       11,131
Invesco V.I. Diversified Dividend Fund...................     1.50%           Series 1         $   13.23        8,612
Invesco V.I. Diversified Dividend Fund...................     1.70%           Series 1         $   11.09       27,643
Invesco V.I. Diversified Dividend Fund...................     2.35%           Series 1         $   10.24       45,510

Invesco V.I. Global Core Equity Fund.....................     1.20%           Series 1         $   16.56       21,561
Invesco V.I. Global Core Equity Fund.....................     1.50%           Series 1         $   19.87           33
Invesco V.I. Global Core Equity Fund.....................     1.70%           Series 1         $   15.47       13,884
Invesco V.I. Global Core Equity Fund.....................     1.95%           Series 1         $   18.54            7
Invesco V.I. Global Core Equity Fund.....................     2.35%           Series 1         $   13.90       14,834

Invesco V.I. Global Health Care Fund.....................     1.20%           Series 1         $   25.45       22,350
Invesco V.I. Global Health Care Fund.....................     1.70%           Series 1         $   23.53       26,981
Invesco V.I. Global Health Care Fund.....................     2.35%           Series 1         $   21.03       28,408
Invesco V.I. Global Health Care Fund.....................     2.85%           Series 1         $   22.77          563

Invesco V.I. Technology Fund.............................     1.20%           Series 1         $   19.40       15,129
Invesco V.I. Technology Fund.............................     1.70%           Series 1         $   18.07       19,302
Invesco V.I. Technology Fund.............................     2.35%           Series 1         $   18.06       23,078

Janus Henderson VIT Balanced Portfolio...................     1.35%     Institutional Shares   $   26.51      487,929

Janus Henderson VIT Enterprise Portfolio.................     1.35%     Institutional Shares   $   25.22      484,331

Janus Henderson VIT Forty Portfolio......................     1.35%     Institutional Shares   $   28.34      353,391
Janus Henderson VIT Forty Portfolio......................     1.20%        Service Shares      $   35.38       47,886
Janus Henderson VIT Forty Portfolio......................     1.45%        Service Shares      $   38.59          265
Janus Henderson VIT Forty Portfolio......................     1.50%        Service Shares      $   38.30          317
Janus Henderson VIT Forty Portfolio......................     1.70%        Service Shares      $   34.37       29,604
Janus Henderson VIT Forty Portfolio......................     2.00%        Service Shares      $   36.01           22
Janus Henderson VIT Forty Portfolio......................     2.35%        Service Shares      $   31.05       22,511
Janus Henderson VIT Forty Portfolio......................     2.80%        Service Shares      $   32.03        1,243
Janus Henderson VIT Forty Portfolio......................     2.85%        Service Shares      $   31.80          531

Janus Henderson VIT Global Research Portfolio............     1.35%     Institutional Shares   $   15.13      435,364

Janus Henderson VIT Overseas Portfolio...................     1.20%        Service Shares      $   22.37       85,269
Janus Henderson VIT Overseas Portfolio...................     1.45%        Service Shares      $   29.58          330
Janus Henderson VIT Overseas Portfolio...................     1.50%        Service Shares      $   29.36          820
Janus Henderson VIT Overseas Portfolio...................     1.70%        Service Shares      $   22.25       99,111
Janus Henderson VIT Overseas Portfolio...................     2.00%        Service Shares      $   26.82          271
Janus Henderson VIT Overseas Portfolio...................     2.35%        Service Shares      $   20.02       65,410
Janus Henderson VIT Overseas Portfolio...................     2.80%        Service Shares      $   23.85          322

MFS(R) Utilities Series..................................     1.20%         Initial Class      $   43.20       44,239
MFS(R) Utilities Series..................................     1.50%         Initial Class      $   52.68          221
MFS(R) Utilities Series..................................     1.70%         Initial Class      $   39.04       37,579
MFS(R) Utilities Series..................................     2.35%         Initial Class      $   33.01       22,474





 The accompanying notes are an integral part of these financial statements.


 FSA-19

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017



                                                           CONTRACT                               UNIT        UNITS
                                                           CHARGES*         SHARE CLASS**         VALUE    OUTSTANDING
                                                           ---------  -----------------------  ---------  ------------
Oppenheimer Global Fund/VA...............................     1.20%         Service Class      $   38.37       50,930
Oppenheimer Global Fund/VA...............................     1.35%         Service Class      $   37.35       98,062
Oppenheimer Global Fund/VA...............................     1.45%         Service Class      $   37.93          234
Oppenheimer Global Fund/VA...............................     1.50%         Service Class      $   37.66          566
Oppenheimer Global Fund/VA...............................     1.70%         Service Class      $   36.02       51,637
Oppenheimer Global Fund/VA...............................     2.00%         Service Class      $   33.63          143
Oppenheimer Global Fund/VA...............................     2.35%         Service Class      $   29.19       46,682
Oppenheimer Global Fund/VA...............................     2.80%         Service Class      $   29.92          930

PIMCO Global Bond Portfolio (Unhedged)...................     1.20%     Administrative Class   $   20.36       57,540
PIMCO Global Bond Portfolio (Unhedged)...................     1.35%     Administrative Class   $   19.24       68,950
PIMCO Global Bond Portfolio (Unhedged)...................     1.45%     Administrative Class   $   17.59          217
PIMCO Global Bond Portfolio (Unhedged)...................     1.50%     Administrative Class   $   17.46          309
PIMCO Global Bond Portfolio (Unhedged)...................     1.70%     Administrative Class   $   18.82       49,983
PIMCO Global Bond Portfolio (Unhedged)...................     2.00%     Administrative Class   $   14.24          212
PIMCO Global Bond Portfolio (Unhedged)...................     2.35%     Administrative Class   $   17.15       53,332
PIMCO Global Bond Portfolio (Unhedged)...................     2.80%     Administrative Class   $   12.66        1,112

ProFund VP Bear..........................................     1.20%         Common Shares      $    1.51        1,045
ProFund VP Bear..........................................     1.35%         Common Shares      $    1.48        8,717
ProFund VP Bear..........................................     1.50%         Common Shares      $    1.43           33
ProFund VP Bear..........................................     1.70%         Common Shares      $    1.54        8,773
ProFund VP Bear..........................................     2.35%         Common Shares      $    1.28        1,661

ProFund VP Rising Rates Opportunity......................     1.20%         Common Shares      $    2.07       12,975
ProFund VP Rising Rates Opportunity......................     1.35%         Common Shares      $    1.85       40,510
ProFund VP Rising Rates Opportunity......................     1.50%         Common Shares      $    1.82        2,245
ProFund VP Rising Rates Opportunity......................     1.70%         Common Shares      $    1.92       12,267
ProFund VP Rising Rates Opportunity......................     2.35%         Common Shares      $    1.74       23,365
ProFund VP Rising Rates Opportunity......................     2.80%         Common Shares      $    1.55          227
ProFund VP Rising Rates Opportunity......................     2.85%         Common Shares      $    1.53          693

ProFund VP UltraBull.....................................     1.20%         Common Shares      $   37.34        7,970
ProFund VP UltraBull.....................................     1.35%         Common Shares      $   41.01       16,717
ProFund VP UltraBull.....................................     1.45%         Common Shares      $   41.63          162
ProFund VP UltraBull.....................................     1.70%         Common Shares      $   33.98       15,799
ProFund VP UltraBull.....................................     2.35%         Common Shares      $   35.09       17,563
ProFund VP UltraBull.....................................     2.80%         Common Shares      $   32.12          959

* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.





 The accompanying notes are an integral part of these financial statements.


 FSA-20

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                            1290 VT GAMCO     1290 VT GAMCO
                                                          1290 VT EQUITY     MERGERS AND      SMALL COMPANY   1290 VT SOCIALLY
                                                              INCOME*       ACQUISITIONS*        VALUE*         RESPONSIBLE*
                                                             1/1/2017         1/1/2017          1/1/2017          1/1/2017
                                                                TO               TO                TO                TO
                                                            12/31/2017       12/31/2017        12/31/2017        12/31/2017
                                                          --------------  ----------------  ----------------  ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $    182,539      $    3,043      $     646,213       $   15,303

   EXPENSES:
     Asset-based charges................................        168,130          29,941          1,485,224           21,164
                                                          --------------  ----------------  ----------------  ----------------
Net investment income (loss)............................         14,409         (26,898)          (839,011)          (5,861)
                                                          --------------  ----------------  ----------------  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         65,162          21,562          6,820,558           40,606
   Realized gain distribution from the portfolios.......        811,343          98,124          7,775,834          218,094
                                                          --------------  ----------------  ----------------  ----------------
Net realized gain (loss) on investments.................        876,505         119,686         14,596,392          258,700
Net change in unrealized appreciation (depreciation)
   of investments.......................................        583,176          (9,715)         1,105,005            7,869
                                                          --------------  ----------------  ----------------  ----------------
Net realized and unrealized gain (loss) on investments..      1,459,681         109,971         15,701,397          266,569
                                                          --------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  1,474,090      $   83,073      $  14,862,386       $  260,708
                                                          ==============  ================  ================  ================


                                                             ALL ASSET     AXA AGGRESSIVE
                                                          GROWTH-ALT 20*     ALLOCATION*
                                                             1/1/2017         1/1/2017
                                                                TO               TO
                                                            12/31/2017       12/31/2017
                                                          --------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $   1,449,094      $   19,126

   EXPENSES:
     Asset-based charges................................      1,284,510          19,385
                                                          --------------  ---------------
Net investment income (loss)............................        164,584            (259)
                                                          --------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................      1,129,958          28,074
   Realized gain distribution from the portfolios.......      2,045,731          45,238
                                                          --------------  ---------------
Net realized gain (loss) on investments.................      3,175,689          73,312
Net change in unrealized appreciation (depreciation)
   of investments.......................................     10,187,692         147,954
                                                          --------------  ---------------
Net realized and unrealized gain (loss) on investments..     13,363,381         221,266
                                                          --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $  13,527,965      $  221,007
                                                          ==============  ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-21

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017




                                                           AXA CONSERVATIVE    AXA CONSERVATIVE-   AXA GLOBAL EQUITY
                                                              ALLOCATION*      PLUS ALLOCATION*   MANAGED VOLATILITY*
                                                               1/1/2017            1/1/2017            1/1/2017
                                                                  TO                  TO                  TO
                                                              12/31/2017          12/31/2017          12/31/2017
                                                          ------------------  ------------------  -------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $  21,586           $   32,671          $   28,937

   EXPENSES:
     Asset-based charges................................         27,547               36,204              46,457
                                                          ------------------  ------------------  -------------------
Net investment income (loss)............................         (5,961)              (3,533)            (17,520)
                                                          ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         (3,709)              (1,244)             92,386
   Realized gain distribution from the portfolios.......         47,236               89,966                  --
                                                          ------------------  ------------------  -------------------
Net realized gain (loss) on investments.................         43,527               88,722              92,386
Net change in unrealized appreciation (depreciation)
   of investments.......................................         31,825              119,610             493,508
                                                          ------------------  ------------------  -------------------
Net realized and unrealized gain (loss) on investments..         75,352              208,332             585,894
                                                          ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $  69,391           $  204,799          $  568,374
                                                          ==================  ==================  ===================

                                                            AXA LARGE CAP     AXA LARGE CAP     AXA MID CAP
                                                           GROWTH MANAGED     VALUE MANAGED    VALUE MANAGED
                                                             VOLATILITY*       VOLATILITY*      VOLATILITY*
                                                              1/1/2017          1/1/2017         1/1/2017
                                                                 TO                TO               TO
                                                             12/31/2017        12/31/2017       12/31/2017
                                                          -----------------  ---------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $     32,993       $   51,809      $    140,934

   EXPENSES:
     Asset-based charges................................          90,606           47,607           215,755
                                                          -----------------  ---------------  --------------
Net investment income (loss)............................         (57,613)           4,202           (74,821)
                                                          -----------------  ---------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         317,755           64,224           731,912
   Realized gain distribution from the portfolios.......         546,928               --           852,759
                                                          -----------------  ---------------  --------------
Net realized gain (loss) on investments.................         864,683           64,224         1,584,671
Net change in unrealized appreciation (depreciation)
   of investments.......................................         815,598          324,778          (136,216)
                                                          -----------------  ---------------  --------------
Net realized and unrealized gain (loss) on investments..       1,680,281          389,002         1,448,455
                                                          -----------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $  1,622,668       $  393,204      $  1,373,634
                                                          =================  ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-22

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                AXA/AB
                                                           AXA MODERATE    AXA MODERATE-PLUS   SMALL CAP     AXA/JANUS
                                                            ALLOCATION*       ALLOCATION*       GROWTH*     ENTERPRISE*
                                                             1/1/2017          1/1/2017        1/1/2017      1/1/2017
                                                                TO                TO              TO            TO
                                                            12/31/2017        12/31/2017      12/31/2017    12/31/2017
                                                          --------------  ------------------  -----------  -------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $   82,931        $   45,805      $    3,682   $         --

   EXPENSES:
     Asset-based charges................................        96,938            48,492          23,750        102,745
                                                          --------------  ------------------  -----------  -------------
Net investment income (loss)............................       (14,007)           (2,687)        (20,068)      (102,745)
                                                          --------------  ------------------  -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        45,957            20,692          11,869         63,176
   Realized gain distribution from the portfolios.......       226,916           145,168         119,647        681,220
                                                          --------------  ------------------  -----------  -------------
Net realized gain (loss) on investments.................       272,873           165,860         131,516        744,396
Net change in unrealized appreciation (depreciation)
   of investments.......................................       372,058           255,291         148,905        824,181
                                                          --------------  ------------------  -----------  -------------
Net realized and unrealized gain (loss) on investments..       644,931           421,151         280,421      1,568,577
                                                          --------------  ------------------  -----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $  630,924        $  418,464      $  260,353   $  1,465,832
                                                          ==============  ==================  ===========  =============

                                                            AXA/LOOMIS     CHARTER(SM)
                                                              SAYLES      MULTI-SECTOR
                                                              GROWTH*         BOND*
                                                             1/1/2017       1/1/2017
                                                                TO             TO
                                                            12/31/2017     12/31/2017
                                                          --------------  ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $      85,552    $  33,694

   EXPENSES:
     Asset-based charges................................        726,514       40,204
                                                          --------------  ------------
Net investment income (loss)............................       (640,962)      (6,510)
                                                          --------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        956,640       (5,595)
   Realized gain distribution from the portfolios.......      1,346,354           --
                                                          --------------  ------------
Net realized gain (loss) on investments.................      2,302,994       (5,595)
Net change in unrealized appreciation (depreciation)
   of investments.......................................     12,537,323       22,118
                                                          --------------  ------------
Net realized and unrealized gain (loss) on investments..     14,840,317       16,523
                                                          --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $  14,199,355    $  10,013
                                                          ==============  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-23

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                           CHARTER(SM)                     EQ/BLACKROCK
                                                            SMALL CAP     DREYFUS STOCK     BASIC VALUE        EQ/CAPITAL
                                                             GROWTH*    INDEX FUND, INC.      EQUITY*      GUARDIAN RESEARCH*
                                                            1/1/2017        1/1/2017         1/1/2017           1/1/2017
                                                               TO              TO               TO                 TO
                                                           12/31/2017      12/31/2017       12/31/2017         12/31/2017
                                                          ------------  ----------------  --------------  -------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $    238,075    $    254,669      $   68,006        $     36,410

   EXPENSES:
     Asset-based charges................................       133,536         202,474          81,033              73,415
                                                          ------------  ----------------  --------------  -------------------
Net investment income (loss)............................       104,539          52,195         (13,027)            (37,005)
                                                          ------------  ----------------  --------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       436,650         920,489         219,939             333,960
   Realized gain distribution from the portfolios.......       212,393         355,573              --             260,754
                                                          ------------  ----------------  --------------  -------------------
Net realized gain (loss) on investments.................       649,043       1,276,062         219,939             594,714
Net change in unrealized appreciation (depreciation)
   of investments.......................................     1,114,310       1,408,472          94,126             440,964
                                                          ------------  ----------------  --------------  -------------------
Net realized and unrealized gain (loss) on investments..     1,763,353       2,684,534         314,065           1,035,678
                                                          ------------  ----------------  --------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $  1,867,892    $  2,736,729      $  301,038        $    998,673
                                                          ============  ================  ==============  ===================

                                                                         EQ/INTERMEDIATE
                                                          EQ/CORE BOND     GOVERNMENT
                                                             INDEX*           BOND*
                                                            1/1/2017        1/1/2017
                                                               TO              TO
                                                           12/31/2017      12/31/2017
                                                          -------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $ 285,127      $   67,064

   EXPENSES:
     Asset-based charges................................      274,335         128,226
                                                          -------------  ---------------
Net investment income (loss)............................       10,792         (61,162)
                                                          -------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       50,924          39,682
   Realized gain distribution from the portfolios.......           --           4,546
                                                          -------------  ---------------
Net realized gain (loss) on investments.................       50,924          44,228
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (55,566)        (78,440)
                                                          -------------  ---------------
Net realized and unrealized gain (loss) on investments..       (4,642)        (34,212)
                                                          -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $   6,150      $  (95,374)
                                                          =============  ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-24

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                             EQ/MFS
                                                          EQ/LARGE CAP    INTERNATIONAL   EQ/MID CAP     EQ/MONEY
                                                          VALUE INDEX*       GROWTH*        INDEX*        MARKET*
                                                            1/1/2017        1/1/2017       1/1/2017      1/1/2017
                                                               TO              TO             TO            TO
                                                           12/31/2017      12/31/2017     12/31/2017    12/31/2017
                                                          --------------  -------------  -------------  ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $    186,704   $     69,626   $     79,274   $    55,697

   EXPENSES:
     Asset-based charges................................        169,057        113,198        153,119       199,366
                                                          --------------  -------------  -------------  ------------
Net investment income (loss)............................         17,647        (43,572)       (73,845)     (143,669)
                                                          --------------  -------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        676,703        239,237        429,499            32
   Realized gain distribution from the portfolios.......        337,283        314,623        763,013           293
                                                          --------------  -------------  -------------  ------------
Net realized gain (loss) on investments.................      1,013,986        553,860      1,192,512           325
Net change in unrealized appreciation (depreciation)
   of investments.......................................         99,629      1,793,732         15,842            78
                                                          --------------  -------------  -------------  ------------
Net realized and unrealized gain (loss) on investments..      1,113,615      2,347,592      1,208,354           403
                                                          --------------  -------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  1,131,262   $  2,304,020   $  1,134,509   $  (143,266)
                                                          ==============  =============  =============  ============


                                                              EQ/PIMCO        EQ/QUALITY
                                                          ULTRA SHORT BOND*   BOND PLUS*
                                                              1/1/2017         1/1/2017
                                                                 TO               TO
                                                             12/31/2017       12/31/2017
                                                          -----------------  ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $   40,364       $  56,837

   EXPENSES:
     Asset-based charges................................         51,702          64,613
                                                          -----------------  ------------
Net investment income (loss)............................        (11,338)         (7,776)
                                                          -----------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          1,910         (26,829)
   Realized gain distribution from the portfolios.......             --              --
                                                          -----------------  ------------
Net realized gain (loss) on investments.................          1,910         (26,829)
Net change in unrealized appreciation (depreciation)
   of investments.......................................         19,838          40,126
                                                          -----------------  ------------
Net realized and unrealized gain (loss) on investments..         21,748          13,297
                                                          -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $   10,410       $   5,521
                                                          =================  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-25

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                                 FIDELITY(R) VIP
                                                              EQ/SMALL      EQ/T.ROWE PRICE    EQ/UBS GROWTH &    CONTRAFUND(R)
                                                           COMPANY INDEX*    GROWTH STOCK*         INCOME*          PORTFOLIO
                                                              1/1/2017         1/1/2017           1/1/2017          1/1/2017
                                                                 TO               TO                 TO                TO
                                                             12/31/2017       12/31/2017         12/31/2017        12/31/2017
                                                          ---------------  ----------------  ------------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $   29,991     $           --      $     52,917      $    161,764

   EXPENSES:
     Asset-based charges................................         45,082            565,217           271,099           243,749
                                                          ---------------  ----------------  ------------------  ---------------
Net investment income (loss)............................        (15,091)          (565,217)         (218,182)          (81,985)
                                                          ---------------  ----------------  ------------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         56,504          2,705,149           823,778           676,356
   Realized gain distribution from the portfolios.......        218,806          3,838,357         1,202,782           969,950
                                                          ---------------  ----------------  ------------------  ---------------
Net realized gain (loss) on investments.................        275,310          6,543,506         2,026,560         1,646,306
Net change in unrealized appreciation (depreciation)
   of investments.......................................         78,574          5,944,324         1,635,550         1,744,512
                                                          ---------------  ----------------  ------------------  ---------------
Net realized and unrealized gain (loss) on investments..        353,884         12,487,830         3,662,110         3,390,818
                                                          ---------------  ----------------  ------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $  338,793     $   11,922,613      $  3,443,928      $  3,308,833
                                                          ===============  ================  ==================  ===============

                                                                            FRANKLIN RISING
                                                          FRANKLIN INCOME      DIVIDENDS
                                                             VIP FUND          VIP FUND
                                                             1/1/2017          1/1/2017
                                                                TO                TO
                                                            12/31/2017        12/31/2017
                                                          ----------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $    596,215      $     92,454

   EXPENSES:
     Asset-based charges................................        240,083           100,206
                                                          ----------------  ---------------
Net investment income (loss)............................        356,132            (7,752)
                                                          ----------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        164,410           112,650
   Realized gain distribution from the portfolios.......             --           220,215
                                                          ----------------  ---------------
Net realized gain (loss) on investments.................        164,410           332,865
Net change in unrealized appreciation (depreciation)
   of investments.......................................        571,737           719,033
                                                          ----------------  ---------------
Net realized and unrealized gain (loss) on investments..        736,147         1,051,898
                                                          ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  1,092,279      $  1,044,146
                                                          ================  ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-26

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                           INVESCO V.I.   INVESCO V.I.    INVESCO V.I.
                                                            DIVERSIFIED    GLOBAL CORE    GLOBAL HEALTH    INVESCO V.I.
                                                           DIVIDEND FUND   EQUITY FUND      CARE FUND     TECHNOLOGY FUND
                                                             1/1/2017       1/1/2017        1/1/2017         1/1/2017
                                                                TO             TO              TO               TO
                                                            12/31/2017     12/31/2017      12/31/2017       12/31/2017
                                                          --------------  -------------  --------------  -----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $  16,649     $     8,415     $    6,742       $       --

   EXPENSES:
     Asset-based charges................................        19,108          11,793         32,536           17,572
                                                          --------------  -------------  --------------  -----------------
Net investment income (loss)............................        (2,459)         (3,378)       (25,794)         (17,572)
                                                          --------------  -------------  --------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        43,421           9,727         47,571           20,628
   Realized gain distribution from the portfolios.......        34,125              --         93,652           51,785
                                                          --------------  -------------  --------------  -----------------
Net realized gain (loss) on investments.................        77,546           9,727        141,223           72,413
Net change in unrealized appreciation (depreciation)
   of investments.......................................       (11,841)        128,476        121,076          208,066
                                                          --------------  -------------  --------------  -----------------
Net realized and unrealized gain (loss) on investments..        65,705         138,203        262,299          280,479
                                                          --------------  -------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $  63,246     $   134,825     $  236,505       $  262,907
                                                          ==============  =============  ==============  =================

                                                           JANUS HENDERSON      JANUS HENDERSON
                                                            VIT BALANCED        VIT ENTERPRISE
                                                              PORTFOLIO            PORTFOLIO
                                                              1/1/2017             1/1/2017
                                                                 TO                   TO
                                                             12/31/2017           12/31/2017
                                                          ------------------  -----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $     199,801        $     29,033

   EXPENSES:
     Asset-based charges................................          167,589             154,756
                                                          ------------------  -----------------
Net investment income (loss)............................           32,212            (125,723)
                                                          ------------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          227,782             449,411
   Realized gain distribution from the portfolios.......           25,270             718,173
                                                          ------------------  -----------------
Net realized gain (loss) on investments.................          253,052           1,167,584
Net change in unrealized appreciation (depreciation)
   of investments.......................................        1,653,062           1,569,021
                                                          ------------------  -----------------
Net realized and unrealized gain (loss) on investments..        1,906,114           2,736,605
                                                          ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $   1,938,326        $  2,610,882
                                                          ==================  =================




 The accompanying notes are an integral part of these financial statements.


 FSA-27

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                              JANUS             JANUS            JANUS
                                                            HENDERSON         HENDERSON        HENDERSON
                                                            VIT FORTY        VIT GLOBAL      VIT OVERSEAS   MFS(R) UTILITIES
                                                            PORTFOLIO    RESEARCH PORTFOLIO    PORTFOLIO         SERIES
                                                            1/1/2017          1/1/2017         1/1/2017         1/1/2017
                                                               TO                TO               TO               TO
                                                           12/31/2017        12/31/2017       12/31/2017       12/31/2017
                                                          -------------  ------------------  -------------  ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $         --      $     51,176     $     82,125      $  177,916

   EXPENSES:
     Asset-based charges................................       185,181            84,748           87,581          65,405
                                                          -------------  ------------------  -------------  ----------------
Net investment income (loss)............................      (185,181)          (33,572)          (5,456)        112,511
                                                          -------------  ------------------  -------------  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       108,384           289,640         (232,967)         45,511
   Realized gain distribution from the portfolios.......       705,834                --               --              --
                                                          -------------  ------------------  -------------  ----------------
Net realized gain (loss) on investments.................       814,218           289,640         (232,967)         45,511
Net change in unrealized appreciation (depreciation)
   of investments.......................................     2,608,816         1,149,857        1,534,586         344,990
                                                          -------------  ------------------  -------------  ----------------
Net realized and unrealized gain (loss) on investments..     3,423,034         1,439,497        1,301,619         390,501
                                                          -------------  ------------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $  3,237,853      $  1,405,925     $  1,296,163      $  503,012
                                                          =============  ==================  =============  ================


                                                                            PIMCO GLOBAL
                                                            OPPENHEIMER    BOND PORTFOLIO
                                                          GLOBAL FUND/VA     (UNHEDGED)
                                                             1/1/2017         1/1/2017
                                                                TO               TO
                                                            12/31/2017       12/31/2017
                                                          ---------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $     59,558      $   87,260

   EXPENSES:
     Asset-based charges................................        127,598          70,898
                                                          ---------------  --------------
Net investment income (loss)............................        (68,040)         16,362
                                                          ---------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        363,564         (78,915)
   Realized gain distribution from the portfolios.......             --              --
                                                          ---------------  --------------
Net realized gain (loss) on investments.................        363,564         (78,915)
Net change in unrealized appreciation (depreciation)
   of investments.......................................      2,110,741         359,990
                                                          ---------------  --------------
Net realized and unrealized gain (loss) on investments..      2,474,305         281,075
                                                          ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  2,406,265      $  297,437
                                                          ===============  ==============




 The accompanying notes are an integral part of these financial statements.


 FSA-28

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                       PROFUND
                                                                                   PROFUND         VP RISING RATES         PROFUND
                                                                                   VP BEAR           OPPORTUNITY        VP ULTRABULL
                                                                                  1/1/2017            1/1/2017            1/1/2017
                                                                                     TO                  TO                  TO
                                                                                 12/31/2017          12/31/2017          12/31/2017
                                                                                 ----------       ----------------      ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios..........................................      $     --           $       --          $       --

   EXPENSES:
     Asset-based charges....................................................           499                4,198              31,182
                                                                                 ----------       ----------------      ------------
Net investment income (loss)................................................          (499)              (4,198)            (31,182)
                                                                                 ----------       ----------------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments......................................          (948)             (71,309)             45,572
   Realized gain distribution from the portfolios...........................            --                   --             383,712
                                                                                 ----------       ----------------      ------------
Net realized gain (loss) on investments.....................................          (948)             (71,309)            429,284
Net change in unrealized appreciation (depreciation) of investments.........        (5,397)              36,951             187,489
                                                                                 ----------       ----------------      ------------
Net realized and unrealized gain (loss) on investments......................        (6,345)             (34,358)            616,773
                                                                                 ----------       ----------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............      $ (6,844)          $  (38,556)         $  585,591
                                                                                 ==========       ================      ============




 The accompanying notes are an integral part of these financial statements.


 FSA-29

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                               1290 VT GAMCO     1290 VT GAMCO
                                                            1290 VT EQUITY      MERGERS AND      SMALL COMPANY   1290 VT SOCIALLY
                                                                INCOME*        ACQUISITIONS*        VALUE*         RESPONSIBLE*
                                                               1/1/2017          1/1/2017          1/1/2017          1/1/2017
                                                                  TO                TO                TO                TO
                                                              12/31/2017        12/31/2017        12/31/2017        12/31/2017
                                                            ---------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      14,409     $   (26,898)    $      (839,011)    $    (5,861)
Net realized gain (loss) on investments...................         876,505         119,686          14,596,392         258,700
Net change in unrealized appreciation (depreciation) of
   investments............................................         583,176          (9,715)          1,105,005           7,869
                                                            ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       1,474,090          83,073          14,862,386         260,708
                                                            ---------------  ----------------  ----------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         145,390          21,615           1,215,300          11,334
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (184,885)        (29,720)         (2,566,080)         (2,322)
Redemptions for contract benefits and terminations........        (959,509)       (255,382)        (12,007,388)       (116,929)
Contract maintenance charges..............................            (854)           (105)            (36,719)           (123)
                                                            ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (999,858)       (263,592)        (13,394,887)       (108,040)
                                                            ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --              --                  --              --
                                                            ---------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         474,232        (180,519)          1,467,499         152,668

Net Assets - Beginning of Year............................      11,252,811       1,991,412         111,734,702       1,444,802
                                                            ---------------  ----------------  ----------------  ----------------
Net Assets - End of Year..................................   $  11,727,043     $ 1,810,893     $   113,202,201     $ 1,597,470
                                                            ===============  ================  ================  ================


                                                               ALL ASSET       AXA AGGRESSIVE
                                                            GROWTH-ALT 20*       ALLOCATION*
                                                               1/1/2017           1/1/2017
                                                                  TO                 TO
                                                              12/31/2017         12/31/2017
                                                            ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $       164,584     $       (259)
Net realized gain (loss) on investments...................        3,175,689           73,312
Net change in unrealized appreciation (depreciation) of
   investments............................................       10,187,692          147,954
                                                            ----------------  ---------------
Net increase (decrease) in net assets resulting from
   operations.............................................       13,527,965          221,007
                                                            ----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        1,269,692           37,348
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (2,487,798)        (138,407)
Redemptions for contract benefits and terminations........       (8,060,762)         (45,202)
Contract maintenance charges..............................          (78,739)            (438)
                                                            ----------------  ---------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (9,357,607)        (146,699)
                                                            ----------------  ---------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --               --
                                                            ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        4,170,358           74,308

Net Assets - Beginning of Year............................       98,586,264        1,282,436
                                                            ----------------  ---------------
Net Assets - End of Year..................................  $   102,756,622     $  1,356,744
                                                            ================  ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-30

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017




                                                            AXA CONSERVATIVE     AXA CONSERVATIVE-   AXA GLOBAL EQUITY
                                                               ALLOCATION*       PLUS ALLOCATION*   MANAGED VOLATILITY*
                                                                1/1/2017             1/1/2017            1/1/2017
                                                                   TO                   TO                  TO
                                                               12/31/2017           12/31/2017          12/31/2017
                                                            ------------------  ------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     (5,961)        $     (3,533)       $    (17,520)
Net realized gain (loss) on investments...................          43,527               88,722              92,386
Net change in unrealized appreciation (depreciation) of
   investments............................................          31,825              119,610             493,508
                                                            ------------------  ------------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          69,391              204,799             568,374
                                                            ------------------  ------------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          21,889                6,899              33,685
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (58,998)             155,997             (20,178)
Redemptions for contract benefits and terminations........        (230,769)            (491,438)           (190,030)
Contract maintenance charges..............................            (282)                (382)               (469)
                                                            ------------------  ------------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (268,160)            (328,924)           (176,992)
                                                            ------------------  ------------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                   --                  --
                                                            ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (198,769)            (124,125)            391,382

Net Assets - Beginning of Year............................       2,105,585            2,901,151           2,486,100
                                                            ------------------  ------------------  -------------------
Net Assets - End of Year..................................    $  1,906,816         $  2,777,026        $  2,877,482
                                                            ==================  ==================  ===================

                                                              AXA LARGE CAP    AXA LARGE CAP
                                                             GROWTH MANAGED    VALUE MANAGED    AXA MID CAP VALUE
                                                               VOLATILITY*      VOLATILITY*    MANAGED VOLATILITY*
                                                                1/1/2017         1/1/2017           1/1/2017
                                                                   TO               TO                 TO
                                                               12/31/2017       12/31/2017         12/31/2017
                                                            ----------------  ---------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (57,613)    $      4,202      $      (74,821)
Net realized gain (loss) on investments...................         864,683           64,224           1,584,671
Net change in unrealized appreciation (depreciation) of
   investments............................................         815,598          324,778            (136,216)
                                                            ----------------  ---------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................       1,622,668          393,204           1,373,634
                                                            ----------------  ---------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         414,824            6,133             155,130
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (420,960)          (2,273)           (225,062)
Redemptions for contract benefits and terminations........        (428,660)        (133,021)         (1,071,264)
Contract maintenance charges..............................              --           (1,124)             (1,621)
                                                            ----------------  ---------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (434,796)        (130,285)         (1,142,817)
                                                            ----------------  ---------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --                  --
                                                            ----------------  ---------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       1,187,872          262,919             230,817

Net Assets - Beginning of Year............................       6,043,878        3,293,567          13,684,664
                                                            ----------------  ---------------  -------------------
Net Assets - End of Year..................................    $  7,231,750     $  3,556,486      $   13,915,481
                                                            ================  ===============  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-31

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                             AXA MODERATE    AXA MODERATE-PLUS    AXA/AB SMALL CAP     AXA/JANUS
                                                              ALLOCATION*       ALLOCATION*            GROWTH*        ENTERPRISE*
                                                               1/1/2017          1/1/2017             1/1/2017         1/1/2017
                                                                  TO                TO                   TO               TO
                                                              12/31/2017        12/31/2017           12/31/2017       12/31/2017
                                                            --------------  -------------------  ------------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    (14,007)     $     (2,687)        $    (20,068)    $   (102,745)
Net realized gain (loss) on investments...................        272,873           165,860              131,516          744,396
Net change in unrealized appreciation (depreciation) of
   investments............................................        372,058           255,291              148,905          824,181
                                                            --------------  -------------------  ------------------  -------------
Net increase (decrease) in net assets resulting from
   operations.............................................        630,924           418,464              260,353        1,465,832
                                                            --------------  -------------------  ------------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         54,743            45,102               12,791          102,616
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (24,984)              733               (8,715)        (196,216)
Redemptions for contract benefits and terminations........       (937,053)         (404,137)             (80,165)        (742,135)
Contract maintenance charges..............................           (902)             (460)                (249)            (937)
                                                            --------------  -------------------  ------------------  -------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (908,196)         (358,762)             (76,338)        (836,672)
                                                            --------------  -------------------  ------------------  -------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                   --               --
                                                            --------------  -------------------  ------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (277,272)           59,702              184,015          629,160

Net Assets - Beginning of Year............................      7,080,739         3,391,658            1,313,717        6,036,489
                                                            --------------  -------------------  ------------------  -------------
Net Assets - End of Year..................................   $  6,803,467      $  3,451,360         $  1,497,732     $  6,665,649
                                                            ==============  ===================  ==================  =============

                                                             AXA/LOOMIS SAYLES   CHARTER(SM) MULTI-
                                                                  GROWTH*           SECTOR BOND*
                                                                 1/1/2017             1/1/2017
                                                                    TO                   TO
                                                                12/31/2017           12/31/2017
                                                            -------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    (640,962)       $     (6,510)
Net realized gain (loss) on investments...................         2,302,994              (5,595)
Net change in unrealized appreciation (depreciation) of
   investments............................................        12,537,323              22,118
                                                            -------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................        14,199,355              10,013
                                                            -------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           867,397              72,004
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (1,084,400)             (7,945)
Redemptions for contract benefits and terminations........        (4,716,483)           (284,458)
Contract maintenance charges..............................            (2,562)               (422)
                                                            -------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (4,936,048)           (220,821)
                                                            -------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                --                  --
                                                            -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         9,263,307            (210,808)

Net Assets - Beginning of Year............................        45,423,342           2,335,363
                                                            -------------------  ------------------
Net Assets - End of Year..................................     $  54,686,649        $  2,124,555
                                                            ===================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-32

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                                        EQ/CAPITAL
                                                                CHARTER(SM)       DREYFUS STOCK      EQ/BLACKROCK        GUARDIAN
                                                             SMALL CAP GROWTH*  INDEX FUND, INC.  BASIC VALUE EQUITY*    RESEARCH*
                                                                 1/1/2017           1/1/2017           1/1/2017          1/1/2017
                                                                    TO                 TO                 TO                TO
                                                                12/31/2017         12/31/2017         12/31/2017        12/31/2017
                                                            ------------------  ----------------  -------------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    104,539      $      52,195       $    (13,027)     $    (37,005)
Net realized gain (loss) on investments...................          649,043          1,276,062            219,939           594,714
Net change in unrealized appreciation (depreciation) of
   investments............................................        1,114,310          1,408,472             94,126           440,964
                                                            ------------------  ----------------  -------------------  -------------
Net increase (decrease) in net assets resulting from
   operations.............................................        1,867,892          2,736,729            301,038           998,673
                                                            ------------------  ----------------  -------------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          129,668            473,396             30,509            83,025
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (176,322)           185,510            (73,393)          (52,609)
Redemptions for contract benefits and terminations........         (807,782)        (2,454,253)          (377,675)         (574,439)
Contract maintenance charges..............................             (829)                --               (370)             (569)
                                                            ------------------  ----------------  -------------------  -------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (855,265)        (1,795,347)          (420,929)         (544,592)
                                                            ------------------  ----------------  -------------------  -------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                 --                 --                --
                                                            ------------------  ----------------  -------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        1,012,627            941,382           (119,891)          454,081

Net Assets - Beginning of Year............................        8,812,504         14,560,977          5,134,701         4,487,718
                                                            ------------------  ----------------  -------------------  -------------
Net Assets - End of Year..................................     $  9,825,131      $  15,502,359       $  5,014,810      $  4,941,799
                                                            ==================  ================  ===================  =============


                                                               EQ/CORE        EQ/INTERMEDIATE
                                                             BOND INDEX*     GOVERNMENT BOND*
                                                              1/1/2017           1/1/2017
                                                                 TO                 TO
                                                             12/31/2017         12/31/2017
                                                            --------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      10,792     $     (61,162)
Net realized gain (loss) on investments...................         50,924            44,228
Net change in unrealized appreciation (depreciation) of
   investments............................................        (55,566)          (78,440)
                                                            --------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          6,150           (95,374)
                                                            --------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        276,407            81,970
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (470,535)          (56,317)
Redemptions for contract benefits and terminations........     (1,943,652)       (1,177,545)
Contract maintenance charges..............................         (5,377)           (1,945)
                                                            --------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (2,143,157)       (1,153,837)
                                                            --------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --
                                                            --------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (2,137,007)       (1,249,211)

Net Assets - Beginning of Year............................     19,814,335         9,065,433
                                                            --------------  ------------------
Net Assets - End of Year..................................  $  17,677,328     $   7,816,222
                                                            ==============  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-33

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                               EQ/MFS
                                                            EQ/LARGE CAP    INTERNATIONAL   EQ/MID CAP
                                                            VALUE INDEX*       GROWTH*        INDEX*      EQ/MONEY MARKET*
                                                              1/1/2017        1/1/2017       1/1/2017         1/1/2017
                                                                 TO              TO             TO               TO
                                                             12/31/2017      12/31/2017     12/31/2017       12/31/2017
                                                            --------------  -------------  -------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      17,647   $    (43,572)  $    (73,845)    $    (143,669)
Net realized gain (loss) on investments...................      1,013,986        553,860      1,192,512               325
Net change in unrealized appreciation (depreciation) of
   investments............................................         99,629      1,793,732         15,842                78
                                                            --------------  -------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................      1,131,262      2,304,020      1,134,509          (143,266)
                                                            --------------  -------------  -------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        141,527        121,802         76,088         2,168,772
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (221,434)      (308,194)       (54,083)        6,767,287
Redemptions for contract benefits and terminations........     (1,403,916)      (734,416)      (784,705)       (7,622,611)
Contract maintenance charges..............................         (1,540)        (3,335)        (1,467)           (5,164)
                                                            --------------  -------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,485,363)      (924,143)      (764,167)        1,308,284
                                                            --------------  -------------  -------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --             --             --                --
                                                            --------------  -------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (354,101)     1,379,877        370,342         1,165,018

Net Assets - Beginning of Year............................     11,007,734      7,992,772      8,859,009        13,459,188
                                                            --------------  -------------  -------------  -----------------
Net Assets - End of Year..................................  $  10,653,633   $  9,372,649   $  9,229,351     $  14,624,206
                                                            ==============  =============  =============  =================


                                                             EQ/PIMCO ULTRA   EQ/QUALITY
                                                               SHORT BOND*    BOND PLUS*
                                                                1/1/2017       1/1/2017
                                                                   TO             TO
                                                               12/31/2017     12/31/2017
                                                            ----------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (11,338)   $    (7,776)
Net realized gain (loss) on investments...................           1,910        (26,829)
Net change in unrealized appreciation (depreciation) of
   investments............................................          19,838         40,126
                                                            ----------------  ------------
Net increase (decrease) in net assets resulting from
   operations.............................................          10,410          5,521
                                                            ----------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          44,575         69,897
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (86,049)      (280,013)
Redemptions for contract benefits and terminations........        (325,582)      (466,146)
Contract maintenance charges..............................            (491)        (1,506)
                                                            ----------------  ------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (367,547)      (677,768)
                                                            ----------------  ------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --             --
                                                            ----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (357,137)      (672,247)

Net Assets - Beginning of Year............................       3,501,797      5,325,180
                                                            ----------------  ------------
Net Assets - End of Year..................................    $  3,144,660    $ 4,652,933
                                                            ================  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-34

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017




                                                                EQ/SMALL      EQ/T.ROWE PRICE         EQ/UBS
                                                             COMPANY INDEX*    GROWTH STOCK*     GROWTH & INCOME*
                                                                1/1/2017         1/1/2017            1/1/2017
                                                                   TO               TO                  TO
                                                               12/31/2017       12/31/2017          12/31/2017
                                                            ---------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (15,091)    $    (565,217)     $    (218,182)
Net realized gain (loss) on investments...................         275,310         6,543,506          2,026,560
Net change in unrealized appreciation (depreciation) of
   investments............................................          78,574         5,944,324          1,635,550
                                                            ---------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         338,793        11,922,613          3,443,928
                                                            ---------------  -----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          27,231           408,696            453,465
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (25,022)         (825,216)          (539,800)
Redemptions for contract benefits and terminations........        (202,122)       (3,389,987)        (1,591,654)
Contract maintenance charges..............................            (599)          (22,085)              (565)
                                                            ---------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (200,512)       (3,828,592)        (1,678,554)
                                                            ---------------  -----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                --                 --
                                                            ---------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         138,281         8,094,021          1,765,374

Net Assets - Beginning of Year............................       2,874,455        38,934,736         18,195,066
                                                            ---------------  -----------------  -----------------
Net Assets - End of Year..................................    $  3,012,736     $  47,028,757      $  19,960,440
                                                            ===============  =================  =================

                                                                                                             FRANKLIN
                                                                FIDELITY(R) VIP           FRANKLIN       RISING DIVIDENDS
                                                            CONTRAFUND(R) PORTFOLIO    INCOME VIP FUND       VIP FUND
                                                                   1/1/2017               1/1/2017           1/1/2017
                                                                      TO                     TO                 TO
                                                                  12/31/2017             12/31/2017         12/31/2017
                                                            -----------------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................       $     (81,985)        $     356,132      $      (7,752)
Net realized gain (loss) on investments...................           1,646,306               164,410            332,865
Net change in unrealized appreciation (depreciation) of
   investments............................................           1,744,512               571,737            719,033
                                                            -----------------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................           3,308,833             1,092,279          1,044,146
                                                            -----------------------  -----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................             138,938               197,809            145,102
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................            (414,374)              (51,886)           (10,109)
Redemptions for contract benefits and terminations........          (1,734,455)           (1,325,832)          (576,097)
Contract maintenance charges..............................                  --                (1,701)              (512)
                                                            -----------------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (2,009,891)           (1,181,610)          (441,616)
                                                            -----------------------  -----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                  --                    --                 --
                                                            -----------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................           1,298,942               (89,331)           602,530

Net Assets - Beginning of Year............................          17,394,300            14,391,948          5,834,702
                                                            -----------------------  -----------------  -----------------
Net Assets - End of Year..................................       $  18,693,242         $  14,302,617      $   6,437,232
                                                            =======================  =================  =================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-35

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                             INVESCO V.I.   INVESCO V.I.
                                                              DIVERSIFIED    GLOBAL CORE  INVESCO V.I. GLOBAL    INVESCO V.I.
                                                             DIVIDEND FUND   EQUITY FUND   HEALTH CARE FUND     TECHNOLOGY FUND
                                                               1/1/2017       1/1/2017         1/1/2017            1/1/2017
                                                                  TO             TO               TO                  TO
                                                              12/31/2017     12/31/2017       12/31/2017          12/31/2017
                                                            --------------  ------------  -------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     (2,459)  $    (3,378)     $    (25,794)       $    (17,572)
Net realized gain (loss) on investments...................         77,546         9,727           141,223              72,413
Net change in unrealized appreciation (depreciation) of
   investments............................................        (11,841)      128,476           121,076             208,066
                                                            --------------  ------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         63,246       134,825           236,505             262,907
                                                            --------------  ------------  -------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         12,295         5,360             4,600               4,988
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         27,934         8,546            23,906              65,049
Redemptions for contract benefits and terminations........        (89,304)      (19,463)         (197,898)           (107,903)
Contract maintenance charges..............................            (65)         (124)             (253)               (123)
                                                            --------------  ------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (49,140)       (5,681)         (169,645)            (37,989)
                                                            --------------  ------------  -------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --            --                --                  --
                                                            --------------  ------------  -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         14,106       129,144            66,860             224,918

Net Assets - Beginning of Year............................      1,000,132       649,709         1,747,092             834,101
                                                            --------------  ------------  -------------------  -----------------
Net Assets - End of Year..................................   $  1,014,238   $   778,853      $  1,813,952        $  1,059,019
                                                            ==============  ============  ===================  =================

                                                              JANUS HENDERSON    JANUS HENDERSON
                                                               VIT BALANCED      VIT ENTERPRISE
                                                                 PORTFOLIO          PORTFOLIO
                                                                 1/1/2017           1/1/2017
                                                                    TO                 TO
                                                                12/31/2017         12/31/2017
                                                            ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $      32,212      $     (125,723)
Net realized gain (loss) on investments...................          253,052           1,167,584
Net change in unrealized appreciation (depreciation) of
   investments............................................        1,653,062           1,569,021
                                                            ------------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................        1,938,326           2,610,882
                                                            ------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          129,791             128,169
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (73,952)            (76,841)
Redemptions for contract benefits and terminations........       (1,059,372)         (1,053,827)
Contract maintenance charges..............................               --                  --
                                                            ------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,003,533)         (1,002,499)
                                                            ------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --
                                                            ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          934,793           1,608,383

Net Assets - Beginning of Year............................       12,000,635          10,604,062
                                                            ------------------  -----------------
Net Assets - End of Year..................................    $  12,935,428      $   12,212,445
                                                            ==================  =================




 The accompanying notes are an integral part of these financial statements.


 FSA-36

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                              JANUS HENDERSON    JANUS HENDERSON    JANUS HENDERSON
                                                                 VIT FORTY         VIT GLOBAL        VIT OVERSEAS
                                                                 PORTFOLIO     RESEARCH PORTFOLIO      PORTFOLIO
                                                                 1/1/2017           1/1/2017           1/1/2017
                                                                    TO                 TO                 TO
                                                                12/31/2017         12/31/2017         12/31/2017
                                                            -----------------  ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (185,181)      $    (33,572)      $     (5,456)
Net realized gain (loss) on investments...................          814,218            289,640           (232,967)
Net change in unrealized appreciation (depreciation) of
   investments............................................        2,608,816          1,149,857          1,534,586
                                                            -----------------  ------------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................        3,237,853          1,405,925          1,296,163
                                                            -----------------  ------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          108,966             28,279             55,291
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (358,465)           (84,693)          (139,195)
Redemptions for contract benefits and terminations........       (1,667,150)          (605,410)          (485,187)
Contract maintenance charges..............................             (576)                --             (1,348)
                                                            -----------------  ------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,917,225)          (661,824)          (570,439)
                                                            -----------------  ------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                 --                 --
                                                            -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        1,320,628            744,101            725,724

Net Assets - Beginning of Year............................       12,184,920          5,841,137          4,744,772
                                                            -----------------  ------------------  -----------------
Net Assets - End of Year..................................    $  13,505,548       $  6,585,238       $  5,470,496
                                                            =================  ==================  =================


                                                                 MFS(R)          OPPENHEIMER     PIMCO GLOBAL BOND
                                                            UTILITIES SERIES   GLOBAL FUND/VA  PORTFOLIO (UNHEDGED)
                                                                1/1/2017          1/1/2017           1/1/2017
                                                                   TO                TO                 TO
                                                               12/31/2017        12/31/2017         12/31/2017
                                                            ----------------  ---------------  --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    112,511     $     (68,040)      $     16,362
Net realized gain (loss) on investments...................          45,511           363,564            (78,915)
Net change in unrealized appreciation (depreciation) of
   investments............................................         344,990         2,110,741            359,990
                                                            ----------------  ---------------  --------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         503,012         2,406,265            297,437
                                                            ----------------  ---------------  --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          34,160            83,236             44,107
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          18,359          (152,868)           (99,761)
Redemptions for contract benefits and terminations........        (355,960)         (991,601)          (420,370)
Contract maintenance charges..............................            (634)             (769)              (591)
                                                            ----------------  ---------------  --------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (304,075)       (1,062,002)          (476,615)
                                                            ----------------  ---------------  --------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                --                 --
                                                            ----------------  ---------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         198,937         1,344,263           (179,178)

Net Assets - Beginning of Year............................       3,932,870         7,557,958          4,558,656
                                                            ----------------  ---------------  --------------------
Net Assets - End of Year..................................    $  4,131,807     $   8,902,221       $  4,379,478
                                                            ================  ===============  ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-37

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                                 PROFUND VP RISING
                                                                                               PROFUND VP BEAR   RATES OPPORTUNITY
                                                                                                  1/1/2017           1/1/2017
                                                                                                     TO                 TO
                                                                                                 12/31/2017         12/31/2017
                                                                                              ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................      $   (499)        $    (4,198)
Net realized gain (loss) on investments.....................................................          (948)            (71,309)
Net change in unrealized appreciation (depreciation) of investments.........................        (5,397)             36,951
                                                                                              ----------------  ------------------
Net increase (decrease) in net assets resulting from operations.............................        (6,844)            (38,556)
                                                                                              ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................            60               1,540
Transfers between Variable Investment Options including guaranteed investment account, net..         4,420              (8,362)
Redemptions for contract benefits and terminations..........................................        (1,380)           (100,585)
Contract maintenance charges................................................................            (6)                (24)
                                                                                              ----------------  ------------------
Net increase (decrease) in net assets resulting from contractowners transactions............         3,094            (107,431)
                                                                                              ----------------  ------------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............            --                  --
                                                                                              ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................        (3,750)           (145,987)

Net Assets - Beginning of Year..............................................................        33,990             317,559
                                                                                              ----------------  ------------------
Net Assets - End of Year....................................................................      $ 30,240         $   171,572
                                                                                              ================  ==================

                                                                                               PROFUND VP
                                                                                                ULTRABULL
                                                                                                1/1/2017
                                                                                                   TO
                                                                                               12/31/2017
                                                                                              -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................  $    (31,182)
Net realized gain (loss) on investments.....................................................       429,284
Net change in unrealized appreciation (depreciation) of investments.........................       187,489
                                                                                              -------------
Net increase (decrease) in net assets resulting from operations.............................       585,591
                                                                                              -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................        21,329
Transfers between Variable Investment Options including guaranteed investment account, net..       265,546
Redemptions for contract benefits and terminations..........................................      (302,952)
Contract maintenance charges................................................................          (196)
                                                                                              -------------
Net increase (decrease) in net assets resulting from contractowners transactions............       (16,273)
                                                                                              -------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............            --
                                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................       569,318

Net Assets - Beginning of Year..............................................................     1,604,648
                                                                                              -------------
Net Assets - End of Year....................................................................  $  2,173,966
                                                                                              =============




 The accompanying notes are an integral part of these financial statements.


 FSA-38

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                            1290 VT SOCIALLY      ALL ASSET      AXA AGGRESSIVE
                                                              RESPONSIBLE*     GROWTH-ALT 20*      ALLOCATION*
                                                                1/1/2016          1/1/2016          1/1/2016
                                                                   TO                TO                TO
                                                               12/31/2016        12/31/2016        12/31/2016
                                                            ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     (4,769)   $        (1,936)    $     (7,484)
Net realized gain (loss) on investments...................         115,225          2,278,364           63,832
Net change in unrealized appreciation (depreciation) of
   investments............................................           7,411          5,533,400           36,448
                                                            ----------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         117,867          7,809,828           92,796
                                                            ----------------  ----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          28,224            705,213           16,889
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (26,313)        (2,310,858)        (243,622)
Redemptions for contract benefits and terminations........        (295,822)        (8,593,391)        (158,570)
Contract maintenance charges..............................            (126)           (87,854)            (480)
                                                            ----------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (294,037)       (10,286,890)        (385,783)
                                                            ----------------  ----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                 --               --
                                                            ----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (176,170)        (2,477,062)        (292,987)

Net Assets - Beginning of Year............................       1,620,972        101,063,326        1,575,423
                                                            ----------------  ----------------  -----------------
Net Assets - End of Year..................................    $  1,444,802    $    98,586,264     $  1,282,436
                                                            ================  ================  =================

                                                             AXA CONSERVATIVE     AXA CONSERVATIVE-   AXA GLOBAL EQUITY
                                                                ALLOCATION*       PLUS ALLOCATION*   MANAGED VOLATILITY*
                                                                 1/1/2016             1/1/2016            1/1/2016
                                                                    TO                   TO                  TO
                                                                12/31/2016           12/31/2016          12/31/2016
                                                            -------------------  ------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     (12,795)       $     (9,145)       $    (21,028)
Net realized gain (loss) on investments...................           (10,141)             57,744              71,537
Net change in unrealized appreciation (depreciation) of
   investments............................................            60,150              39,620              12,485
                                                            -------------------  ------------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................            37,214              88,219              62,994
                                                            -------------------  ------------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................             8,311              79,140              51,510
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (464,149)             33,772             (35,792)
Redemptions for contract benefits and terminations........          (701,373)           (179,285)           (253,408)
Contract maintenance charges..............................              (403)               (381)               (502)
                                                            -------------------  ------------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (1,157,614)            (66,754)           (238,192)
                                                            -------------------  ------------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                --                  --                  --
                                                            -------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (1,120,400)             21,465            (175,198)

Net Assets - Beginning of Year............................         3,225,985           2,879,686           2,661,298
                                                            -------------------  ------------------  -------------------
Net Assets - End of Year..................................     $   2,105,585        $  2,901,151        $  2,486,100
                                                            ===================  ==================  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-39

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                               AXA LARGE CAP    AXA LARGE CAP
                                                              GROWTH MANAGED    VALUE MANAGED    AXA MID CAP VALUE    AXA MODERATE
                                                                VOLATILITY*      VOLATILITY*    MANAGED VOLATILITY*    ALLOCATION*
                                                                 1/1/2016         1/1/2016           1/1/2016           1/1/2016
                                                                    TO               TO                 TO                 TO
                                                                12/31/2016       12/31/2016         12/31/2016         12/31/2016
                                                            -----------------  ---------------  -------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    (47,875)    $      6,268      $      (49,129)     $    (41,542)
Net realized gain (loss) on investments...................          416,981          128,131             858,870           212,880
Net change in unrealized appreciation (depreciation) of
   investments............................................         (141,145)         285,129           1,122,287           107,362
                                                            -----------------  ---------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................          227,961          419,528           1,932,028           278,700
                                                            -----------------  ---------------  -------------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           53,404           16,157             151,176            39,451
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (269,331)        (302,475)           (279,103)         (731,803)
Redemptions for contract benefits and terminations........         (436,574)        (439,221)         (1,491,011)         (853,899)
Contract maintenance charges..............................               --           (1,211)             (1,802)           (1,119)
                                                            -----------------  ---------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (652,501)        (726,750)         (1,620,740)       (1,547,370)
                                                            -----------------  ---------------  -------------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --               --                  --                --
                                                            -----------------  ---------------  -------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (424,540)        (307,222)            311,288        (1,268,670)

Net Assets - Beginning of Year............................        6,468,418        3,600,789          13,373,376         8,349,409
                                                            -----------------  ---------------  -------------------  --------------
Net Assets - End of Year..................................     $  6,043,878     $  3,293,567      $   13,684,664      $  7,080,739
                                                            =================  ===============  ===================  ==============


                                                              AXA MODERATE-PLUS   AXA/AB SMALL CAP
                                                                 ALLOCATION*           GROWTH*
                                                                  1/1/2016            1/1/2016
                                                                     TO                  TO
                                                                 12/31/2016          12/31/2016
                                                            -------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $    (21,500)       $    (17,129)
Net realized gain (loss) on investments...................           138,367              78,598
Net change in unrealized appreciation (depreciation) of
   investments............................................            75,272              63,354
                                                            -------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................           192,139             124,823
                                                            -------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................            39,800              26,981
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................            82,604              (5,200)
Redemptions for contract benefits and terminations........          (499,465)           (160,073)
Contract maintenance charges..............................              (504)               (254)
                                                            -------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (377,565)           (138,546)
                                                            -------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                --                  --
                                                            -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          (185,426)            (13,723)

Net Assets - Beginning of Year............................         3,577,084           1,327,440
                                                            -------------------  ------------------
Net Assets - End of Year..................................      $  3,391,658        $  1,313,717
                                                            ===================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-40

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                               AXA/JANUS     AXA/LOOMIS SAYLES   CHARTER(SM) MULTI-
                                                              ENTERPRISE*         GROWTH*           SECTOR BOND*
                                                               1/1/2016          1/1/2016             1/1/2016
                                                                  TO                TO                   TO
                                                              12/31/2016        12/31/2016           12/31/2016
                                                            --------------  -------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    (105,291)     $    (520,745)       $      1,141
Net realized gain (loss) on investments...................        (97,676)           874,948              (9,131)
Net change in unrealized appreciation (depreciation) of
   investments............................................       (266,570)         2,009,932              42,638
                                                            --------------  -------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (469,537)         2,364,135              34,648
                                                            --------------  -------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        100,510            449,647              14,325
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (548,653)        (1,771,521)           (301,569)
Redemptions for contract benefits and terminations........       (827,685)        (4,235,582)           (201,203)
Contract maintenance charges..............................         (1,062)            (2,771)               (544)
                                                            --------------  -------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,276,890)        (5,560,227)           (488,991)
                                                            --------------  -------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                 --                  --
                                                            --------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (1,746,427)        (3,196,092)           (454,343)

Net Assets - Beginning of Year............................      7,782,916         48,619,434           2,789,706
                                                            --------------  -------------------  ------------------
Net Assets - End of Year..................................  $   6,036,489      $  45,423,342        $  2,335,363
                                                            ==============  ===================  ==================

                                                                CHARTER(SM)       DREYFUS STOCK      EQ/BLACKROCK
                                                             SMALL CAP GROWTH*  INDEX FUND, INC.  BASIC VALUE EQUITY*
                                                                 1/1/2016           1/1/2016           1/1/2016
                                                                    TO                 TO                 TO
                                                                12/31/2016         12/31/2016         12/31/2016
                                                            ------------------  ----------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $   (124,398)      $      95,251      $    (10,435)
Net realized gain (loss) on investments...................          502,710           1,158,424           298,899
Net change in unrealized appreciation (depreciation) of
   investments............................................          237,503             159,190           453,974
                                                            ------------------  ----------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          615,815           1,412,865           742,438
                                                            ------------------  ----------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           83,852             325,923            99,007
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (306,927)           (759,733)         (242,704)
Redemptions for contract benefits and terminations........         (761,350)         (1,013,336)         (578,763)
Contract maintenance charges..............................             (863)                 --              (441)
                                                            ------------------  ----------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (985,288)         (1,447,146)         (722,901)
                                                            ------------------  ----------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --                --
                                                            ------------------  ----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (369,473)            (34,281)           19,537

Net Assets - Beginning of Year............................        9,181,977          14,595,258         5,115,164
                                                            ------------------  ----------------  -------------------
Net Assets - End of Year..................................     $  8,812,504       $  14,560,977      $  5,134,701
                                                            ==================  ================  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-41

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                  EQ/CAPITAL                    EQ/GAMCO
                                                            EQ/BOSTON ADVISORS     GUARDIAN       EQ/CORE      MERGERS AND
                                                              EQUITY INCOME*       RESEARCH*    BOND INDEX*   ACQUISITIONS*
                                                                 1/1/2016          1/1/2016      1/1/2016       1/1/2016
                                                                    TO                TO            TO             TO
                                                                12/31/2016        12/31/2016    12/31/2016     12/31/2016
                                                            -------------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $      44,336     $   (29,666)  $    (10,307)  $    (32,057)
Net realized gain (loss) on investments...................         1,181,119         203,861        138,063        121,035
Net change in unrealized appreciation (depreciation) of
   investments............................................           (76,747)        116,368        (97,501)        27,830
                                                            -------------------  ------------  -------------  -------------
Net increase (decrease) in net assets resulting from
   operations.............................................         1,148,708         290,563         30,255        116,808
                                                            -------------------  ------------  -------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................            64,076          65,019        403,268         29,195
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (395,532)       (101,801)      (531,582)       (22,225)
Redemptions for contract benefits and terminations........        (1,308,778)       (350,941)    (2,699,483)      (227,596)
Contract maintenance charges..............................              (984)           (615)        (6,512)          (157)
                                                            -------------------  ------------  -------------  -------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (1,641,218)       (388,338)    (2,834,309)      (220,783)
                                                            -------------------  ------------  -------------  -------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                --              --             --             --
                                                            -------------------  ------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          (492,510)        (97,775)    (2,804,054)      (103,975)

Net Assets - Beginning of Year............................        11,745,321       4,585,493     22,618,389      2,095,387
                                                            -------------------  ------------  -------------  -------------
Net Assets - End of Year..................................     $  11,252,811     $ 4,487,718   $ 19,814,335   $  1,991,412
                                                            ===================  ============  =============  =============


                                                             EQ/GAMCO SMALL     EQ/INTERMEDIATE
                                                             COMPANY VALUE*    GOVERNMENT BOND*
                                                                1/1/2016           1/1/2016
                                                                   TO                 TO
                                                               12/31/2016         12/31/2016
                                                            -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     (884,794)     $     (87,714)
Net realized gain (loss) on investments...................        8,608,170            103,032
Net change in unrealized appreciation (depreciation) of
   investments............................................       12,809,226           (100,010)
                                                            -----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       20,532,602            (84,692)
                                                            -----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          622,294             66,246
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (2,861,672)          (300,964)
Redemptions for contract benefits and terminations........       (9,913,962)        (1,283,801)
Contract maintenance charges..............................          (39,296)            (2,421)
                                                            -----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (12,192,636)        (1,520,940)
                                                            -----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                 --
                                                            -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        8,339,966         (1,605,632)

Net Assets - Beginning of Year............................      103,394,736         10,671,065
                                                            -----------------  -----------------
Net Assets - End of Year..................................   $  111,734,702      $   9,065,433
                                                            =================  =================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-42

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                EQ/MFS
                                                             EQ/LARGE CAP    INTERNATIONAL   EQ/MID CAP
                                                             VALUE INDEX*       GROWTH*        INDEX*      EQ/MONEY MARKET*
                                                               1/1/2016        1/1/2016       1/1/2016         1/1/2016
                                                                  TO              TO             TO               TO
                                                              12/31/2016      12/31/2016     12/31/2016       12/31/2016
                                                            ---------------  -------------  -------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $       36,261   $    (30,589)  $    (51,260)   $     (219,348)
Net realized gain (loss) on investments...................         866,170        104,637        978,224              (131)
Net change in unrealized appreciation (depreciation) of
   investments............................................         559,526        (11,351)       439,505               115
                                                            ---------------  -------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       1,461,957         62,697      1,366,469          (219,364)
                                                            ---------------  -------------  -------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         153,543         72,876         79,986         2,451,583
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (141,077)      (283,118)       193,112         7,223,383
Redemptions for contract benefits and terminations........      (1,075,148)      (841,286)      (771,210)      (12,127,593)
Contract maintenance charges..............................          (1,628)        (3,566)        (1,577)           (5,983)
                                                            ---------------  -------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (1,064,310)    (1,055,094)      (499,689)       (2,458,610)
                                                            ---------------  -------------  -------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --             --             --                --
                                                            ---------------  -------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         397,647       (992,397)       866,780        (2,677,974)

Net Assets - Beginning of Year............................      10,610,087      8,985,169      7,992,229        16,137,162
                                                            ---------------  -------------  -------------  -----------------
Net Assets - End of Year..................................  $   11,007,734   $  7,992,772   $  8,859,009    $   13,459,188
                                                            ===============  =============  =============  =================


                                                            EQ/PIMCO ULTRA    EQ/QUALITY
                                                              SHORT BOND*     BOND PLUS*
                                                               1/1/2016        1/1/2016
                                                                  TO              TO
                                                              12/31/2016      12/31/2016
                                                            ---------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    (21,992)   $    (11,415)
Net realized gain (loss) on investments...................         (5,738)        (13,523)
Net change in unrealized appreciation (depreciation) of
   investments............................................         41,120          28,039
                                                            ---------------  -------------
Net increase (decrease) in net assets resulting from
   operations.............................................         13,390           3,101
                                                            ---------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         95,241          60,341
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (183,505)       (197,904)
Redemptions for contract benefits and terminations........       (299,082)       (479,518)
Contract maintenance charges..............................           (583)         (1,827)
                                                            ---------------  -------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (387,929)       (618,908)
                                                            ---------------  -------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --              --
                                                            ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (374,539)       (615,807)

Net Assets - Beginning of Year............................      3,876,336       5,940,987
                                                            ---------------  -------------
Net Assets - End of Year..................................   $  3,501,797    $  5,325,180
                                                            ===============  =============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-43

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016




                                                               EQ/SMALL       EQ/T.ROWE PRICE       EQ/UBS
                                                            COMPANY INDEX*     GROWTH STOCK*   GROWTH & INCOME*
                                                               1/1/2016          1/1/2016          1/1/2016
                                                                  TO                TO                TO
                                                              12/31/2016        12/31/2016        12/31/2016
                                                            ---------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    (11,151)    $    (505,745)     $    (106,277)
Net realized gain (loss) on investments...................        198,992         2,860,186          1,138,493
Net change in unrealized appreciation (depreciation) of
   investments............................................        268,060        (2,495,215)           403,330
                                                            ---------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................        455,901          (140,774)         1,435,546
                                                            ---------------  ----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         80,334           302,094            111,268
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (95,392)         (992,670)          (585,355)
Redemptions for contract benefits and terminations........       (180,178)       (3,673,757)        (1,876,311)
Contract maintenance charges..............................           (621)          (22,858)              (603)
                                                            ---------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (195,857)       (4,387,191)        (2,351,001)
                                                            ---------------  ----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                 --
                                                            ---------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        260,044        (4,527,965)          (915,455)

Net Assets - Beginning of Year............................      2,614,411        43,462,701         19,110,521
                                                            ---------------  ----------------  -----------------
Net Assets - End of Year..................................   $  2,874,455     $  38,934,736      $  18,195,066
                                                            ===============  ================  =================

                                                                                                           FRANKLIN
                                                                FIDELITY(R) VIP          FRANKLIN      RISING DIVIDENDS
                                                            CONTRAFUND(R) PORTFOLIO   INCOME VIP FUND      VIP FUND
                                                                   1/1/2016              1/1/2016          1/1/2016
                                                                      TO                    TO                TO
                                                                  12/31/2016            12/31/2016        12/31/2016
                                                            -----------------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $     (115,511)       $      448,281     $    (13,443)
Net realized gain (loss) on investments...................           2,111,054                19,804          784,543
Net change in unrealized appreciation (depreciation) of
   investments............................................            (919,052)            1,126,133           (8,191)
                                                            -----------------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................           1,076,491             1,594,218          762,909
                                                            -----------------------  ----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................             139,369               255,957           97,241
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................            (636,913)             (516,943)        (179,764)
Redemptions for contract benefits and terminations........          (2,089,176)           (1,274,195)        (486,284)
Contract maintenance charges..............................                  --                (1,928)            (543)
                                                            -----------------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (2,586,720)           (1,537,109)        (569,350)
                                                            -----------------------  ----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                  --                    --               --
                                                            -----------------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          (1,510,229)               57,109          193,559

Net Assets - Beginning of Year............................          18,904,529            14,334,839        5,641,143
                                                            -----------------------  ----------------  -----------------
Net Assets - End of Year..................................      $   17,394,300        $   14,391,948     $  5,834,702
                                                            =======================  ================  =================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-44

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                             INVESCO V.I.    INVESCO V.I.
                                                              DIVERSIFIED     GLOBAL CORE  INVESCO V.I. GLOBAL     INVESCO V.I.
                                                             DIVIDEND FUND    EQUITY FUND   HEALTH CARE FUND      TECHNOLOGY FUND
                                                               1/1/2016        1/1/2016         1/1/2016             1/1/2016
                                                                  TO              TO               TO                   TO
                                                              12/31/2016      12/31/2016       12/31/2016           12/31/2016
                                                            ---------------  ------------  -------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      (6,332)   $   (3,604)    $     (33,767)       $     (15,643)
Net realized gain (loss) on investments...................          31,432         6,563           363,678               38,498
Net change in unrealized appreciation (depreciation) of
   investments............................................          87,984        27,269          (632,098)             (54,095)
                                                            ---------------  ------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         113,084        30,228          (302,187)             (31,240)
                                                            ---------------  ------------  -------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          12,910         5,101            11,491                5,784
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          14,425        29,880          (160,686)             (24,629)
Redemptions for contract benefits and terminations........         (70,713)      (47,304)         (181,088)            (115,946)
Contract maintenance charges..............................             (79)         (133)             (277)                (121)
                                                            ---------------  ------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (43,457)      (12,456)         (330,560)            (134,912)
                                                            ---------------  ------------  -------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --            --                --                   --
                                                            ---------------  ------------  -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          69,627        17,772          (632,747)            (166,152)

Net Assets - Beginning of Year............................         930,505       631,937         2,379,839            1,000,253
                                                            ---------------  ------------  -------------------  -----------------
Net Assets - End of Year..................................   $   1,000,132    $  649,709     $   1,747,092        $     834,101
                                                            ===============  ============  ===================  =================

                                                              JANUS ASPEN         JANUS ASPEN
                                                            SERIES BALANCED    SERIES ENTERPRISE
                                                               PORTFOLIO           PORTFOLIO
                                                               1/1/2016            1/1/2016
                                                                  TO                  TO
                                                              12/31/2016          12/31/2016
                                                            ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     102,944      $    (126,374)
Net realized gain (loss) on investments...................         357,003          1,234,594
Net change in unrealized appreciation (depreciation) of
   investments............................................        (101,786)           (33,967)
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         358,161          1,074,253
                                                            ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          50,179            110,288
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (674,548)          (403,334)
Redemptions for contract benefits and terminations........      (1,153,776)          (853,956)
Contract maintenance charges..............................              --                 --
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (1,778,145)        (1,147,002)
                                                            ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                 --
                                                            ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (1,419,984)           (72,749)

Net Assets - Beginning of Year............................      13,420,619         10,676,811
                                                            ----------------  ------------------
Net Assets - End of Year..................................   $  12,000,635      $  10,604,062
                                                            ================  ==================




 The accompanying notes are an integral part of these financial statements.


 FSA-45

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                              JANUS ASPEN       JANUS ASPEN        JANUS ASPEN
                                                             SERIES FORTY      SERIES GLOBAL     SERIES OVERSEAS       MFS(R)
                                                               PORTFOLIO    RESEARCH PORTFOLIO      PORTFOLIO     UTILITIES SERIES
                                                               1/1/2016          1/1/2016           1/1/2016          1/1/2016
                                                                  TO                TO                 TO                TO
                                                              12/31/2016        12/31/2016         12/31/2016        12/31/2016
                                                            --------------  ------------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    (180,134)     $    (16,250)      $    149,113      $     88,395
Net realized gain (loss) on investments...................      1,616,546           230,326           (291,569)          111,834
Net change in unrealized appreciation (depreciation) of
   investments............................................     (1,383,018)         (203,830)          (330,437)          171,242
                                                            --------------  ------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         53,394            10,246           (472,893)          371,471
                                                            --------------  ------------------  ----------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        159,906            60,389            149,588            47,806
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (650,480)         (251,620)           (88,791)         (123,354)
Redemptions for contract benefits and terminations........     (1,256,192)         (519,534)          (539,414)         (357,176)
Contract maintenance charges..............................           (622)               --             (1,471)             (711)
                                                            --------------  ------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,747,388)         (710,765)          (480,088)         (433,435)
                                                            --------------  ------------------  ----------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                 --                --
                                                            --------------  ------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (1,693,994)         (700,519)          (952,981)          (61,964)

Net Assets - Beginning of Year............................     13,878,914         6,541,656          5,697,753         3,994,834
                                                            --------------  ------------------  ----------------  ----------------
Net Assets - End of Year..................................  $  12,184,920      $  5,841,137       $  4,744,772      $  3,932,870
                                                            ==============  ==================  ================  ================


                                                              OPPENHEIMER     PIMCO GLOBAL BOND
                                                            GLOBAL FUND/VA  PORTFOLIO (UNHEDGED)
                                                               1/1/2016           1/1/2016
                                                                  TO                 TO
                                                              12/31/2016         12/31/2016
                                                            --------------  --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    (59,523)      $     (4,170)
Net realized gain (loss) on investments...................        782,147           (106,239)
Net change in unrealized appreciation (depreciation) of
   investments............................................       (915,805)           235,846
                                                            --------------  --------------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (193,181)           125,437
                                                            --------------  --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         70,786             72,564
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (385,750)           (30,785)
Redemptions for contract benefits and terminations........       (813,819)          (448,230)
Contract maintenance charges..............................           (867)              (691)
                                                            --------------  --------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,129,650)          (407,142)
                                                            --------------  --------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                 --
                                                            --------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (1,322,831)          (281,705)

Net Assets - Beginning of Year............................      8,880,789          4,840,361
                                                            --------------  --------------------
Net Assets - End of Year..................................   $  7,557,958       $  4,558,656
                                                            ==============  ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-46

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                                                  PROFUND VP RISING
                                                                                                PROFUND VP BEAR   RATES OPPORTUNITY
                                                                                                   1/1/2016           1/1/2016
                                                                                                      TO                 TO
                                                                                                  12/31/2016         12/31/2016
                                                                                              -----------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................      $    (943)          $  (4,880)
Net realized gain (loss) on investments.....................................................        (12,753)            (29,873)
Net change in unrealized appreciation (depreciation) of investments.........................          5,176               7,707
                                                                                              -----------------  -------------------
Net increase (decrease) in net assets resulting from operations.............................         (8,520)            (27,046)
                                                                                              -----------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................            110               1,440
Transfers between Variable Investment Options including guaranteed investment account, net..          1,812                 304
Redemptions for contract benefits and terminations..........................................        (53,111)            (41,688)
Contract maintenance charges................................................................             (8)                (27)
                                                                                              -----------------  -------------------
Net increase (decrease) in net assets resulting from contractowners transactions............        (51,197)            (39,971)
                                                                                              -----------------  -------------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............             --                  --
                                                                                              -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................        (59,717)            (67,017)

Net Assets - Beginning of Year..............................................................         93,707             384,576
                                                                                              -----------------  -------------------
Net Assets - End of Year....................................................................      $  33,990           $ 317,559
                                                                                              =================  ===================

                                                                                               PROFUND VP
                                                                                                ULTRABULL
                                                                                                1/1/2016
                                                                                                   TO
                                                                                               12/31/2016
                                                                                              -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................  $    (26,484)
Net realized gain (loss) on investments.....................................................       268,183
Net change in unrealized appreciation (depreciation) of investments.........................        (8,197)
                                                                                              -------------
Net increase (decrease) in net assets resulting from operations.............................       233,502
                                                                                              -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................         6,664
Transfers between Variable Investment Options including guaranteed investment account, net..       (46,930)
Redemptions for contract benefits and terminations..........................................       (95,426)
Contract maintenance charges................................................................          (195)
                                                                                              -------------
Net increase (decrease) in net assets resulting from contractowners transactions............      (135,887)
                                                                                              -------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............            --
                                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................        97,615

Net Assets - Beginning of Year..............................................................     1,507,033
                                                                                              -------------
Net Assets - End of Year....................................................................  $  1,604,648
                                                                                              =============




 The accompanying notes are an integral part of these financial statements.


 FSA-47

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017



1.  ORGANIZATION


MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"), which is a downstream holding company of AXA Financial. Effective October 1, 2013, MONY America is a wholly-owned subsidiary of AEFS. AEFS is a direct wholly owned subsidiary of AXA Financial.

On October 1, 2013, AXA Financial and AEFS completed the sale of the stock of MONY and the reinsurance of an in-force book of life insurance and annuity policies written primarily prior to 2004 by MONY America to Protective Life Insurance Company ("Protective Life"). Prior to the close, MONY's subsidiaries, including MONY America, were distributed to AEFS. MONY America transferred and ceded assets to Protective Life in connection with this transaction.

The Variable Account is registered with the United States Securities and Exchange Commission ("SEC") and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of AEFS.

The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and ProFunds (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-end, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Variable Account consists of the following Variable Investment Options ("Portfolios"):




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund

AXA PREMIER VIP TRUST*
AXA Aggressive Allocation


AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Moderate Allocation
AXA Moderate-Plus Allocation
Charter(SM) Multi-Sector Bond
Charter(SM) Small Cap Growth

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc.


 FSA-48

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



1.  ORGANIZATION



EQ ADVISORS TRUST*
1290 VT Equity Income(1)
1290 VT GAMCO Mergers and Acquisitions(2)
1290 VT GAMCO Small Company Value(3)
1290 VT Socially Responsible
All Asset Growth-Alt 20
AXA Global Equity Managed Volatility
AXA Large Cap Growth Managed Volatility
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
AXA/AB Small Cap Growth
AXA/Janus Enterprise
AXA/Loomis Sayles Growth
EQ/BlackRock Basic Value Equity
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income



FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
Fidelity(R) VIP Contrafund(R) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund
Franklin Rising Dividends VIP Fund

JANUS ASPEN SERIES
Janus Henderson VIT Balanced Portfolio(4)
Janus Henderson VIT Enterprise Portfolio(5)
Janus Henderson VIT Forty Portfolio(6)
Janus Henderson VIT Global Research Portfolio(7)
Janus Henderson VIT Overseas Portfolio(8)

MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA

PIMCO VARIABLE INSURANCE TRUST
PIMCO Global Bond Portfolio (Unhedged)

PROFUNDS
ProFund VP Bear
ProFund VP Rising Rates Opportunity
ProFund VP UltraBull



(1) Formerly known as EQ/Boston Advisors Equity Income
(2) Formerly known as EQ/GAMCO Mergers and Acquisitions
(3) Formerly known as EQ/GAMCO Small Company Value
(4) Formerly known as Janus Aspen Series Balanced Portfolio
(5) Formerly known as Janus Aspen Series Enterprise Portfolio
(6) Formerly known as Janus Aspen Series Forty Portfolio
(7) Formerly known as Janus Aspen Series Global Research Portfolio
(8) Formerly known as Janus Aspen Series Overseas Portfolio
* An affiliate of AXA Equitable that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements


Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished or segregated from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business MONY America may conduct.

The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results


 FSA-49

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



1.  ORGANIZATION


applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

In the normal course of business, MONY America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, management expects the risk of material loss to be remote.


2.   SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

DUE TO AND DUE FROM:

Receivable/payable for policy-related transactions represents amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represents unsettled trades.

CONTRACT PAYMENTS AND TRANSFERS:

Payments received from Contractowners represent Contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.



 FSA-50

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



2.  SIGNIFICANT ACCOUNTING POLICIES


Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY's General Account to provide for other policy benefits. MONY America's General Account assets support MONY America's insurance and annuity obligations and are subject to MONY America's general liabilities for business operations and to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

FEDERAL INCOME TAXES:

The results of the operations of the Variable Account are included in the federal income tax return of MONY America. Under the provisions of the contracts, MONY America has the right to charge the Variable Account for federal income tax attributable to the Variable Account. No charge has been made against the Variable Account for such tax during the year ended December 31, 2017. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.


3.   FAIR VALUE DISCLOSURES

The Variable Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

      LEVEL 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.



 FSA-51

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



3.  FAIR VALUE DISCLOSURES


      LEVEL 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

                a) Quoted prices for similar assets in active markets

                b) Quoted prices for identical or similar assets in non-active markets

                c) Inputs other than quoted market prices that are observable

                d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

      LEVEL 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Variable Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Variable Account are classified as Level 1 in the fair value hierarchy as of December 31, 2017 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.


4.   PURCHASE AND SALES OF PORTFOLIOS

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                                              PURCHASES        SALES
                                                                            ------------  -------------
1290 VT Equity Income...................................................    $  1,216,889  $   1,390,991
1290 VT GAMCO Mergers and Acquisitions..................................         120,351        312,718
1290 VT GAMCO Small Company Value.......................................       9,481,023     15,939,113
1290 VT Socially Responsible............................................         249,848        145,653
All Asset Growth-Alt 20.................................................       4,312,284     11,459,516
AXA Aggressive Allocation...............................................         114,287        216,008
AXA Conservative Allocation.............................................         180,204        407,095
AXA Conservative-Plus Allocation........................................         332,801        575,296
AXA Global Equity Managed Volatility....................................          83,977        278,490
AXA Large Cap Growth Managed Volatility.................................         977,883        923,354
AXA Large Cap Value Managed Volatility..................................          56,079        182,162
AXA Mid Cap Value Managed Volatility....................................       1,134,031      1,498,923
AXA Moderate Allocation.................................................         420,145      1,115,434


 FSA-52

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



4.  PURCHASE AND SALES OF PORTFOLIOS


                                                                              PURCHASES        SALES
                                                                            ------------  -------------
AXA Moderate-Plus Allocation............................................    $    254,218  $     470,504
AXA/AB Small Cap Growth.................................................         134,945        111,705
AXA/Janus Enterprise....................................................         770,210      1,028,412
AXA/Loomis Sayles Growth Portfolio......................................       2,037,837      6,268,481
Charter(SM) Multi-Sector Bond...........................................         123,599        350,925
Charter(SM) Small Cap Growth............................................         593,783      1,132,110
Dreyfus Stock Index Fund, Inc...........................................       1,140,237      2,527,811
EQ/BlackRock Basic Value Equity.........................................         133,018        566,970
EQ/Capital Guardian Research............................................         379,751        700,593
EQ/Core Bond Index......................................................         584,604      2,716,949
EQ/Intermediate Government Bond.........................................         203,127      1,413,578
EQ/Large Cap Value Index................................................         658,472      1,788,897
EQ/MFS International Growth.............................................         635,339      1,288,436
EQ/Mid Cap Index........................................................         955,355      1,030,342
EQ/Money Market.........................................................      10,325,072      9,160,137
EQ/PIMCO Ultra Short Bond...............................................         165,206        544,093
EQ/Quality Bond PLUS....................................................         118,960        804,489
EQ/Small Company Index..................................................         284,369        281,166
EQ/T. Rowe Price Growth Stock...........................................       4,749,031      5,304,514
EQ/UBS Growth & Income..................................................       1,667,928      2,361,918
Fidelity(R) VIP Contrafund(R) Portfolio.................................       1,218,048      2,339,959
Franklin Income VIP Fund................................................         931,663      1,757,144
Franklin Rising Dividends VIP Fund......................................         497,776        726,930
Invesco V.I. Diversified Dividend Fund..................................         110,371        127,848
Invesco V.I. Global Core Equity Fund....................................          39,909         48,969
Invesco V.I. Global Health Care Fund....................................         140,606        242,391
Invesco V.I. Technology Fund............................................         134,365        138,140
Janus Henderson VIT Balanced Portfolio..................................         370,204      1,316,254
Janus Henderson VIT Enterprise Portfolio................................         838,371      1,248,407
Janus VIT Henderson Forty Portfolio.....................................         872,132      2,268,693
Janus VIT Henderson Global Research Portfolio...........................          89,451        784,854
Janus VIT Henderson Overseas Portfolio..................................         123,939        699,831
MFS(R) Utilities Series.................................................         286,526        478,087
Oppenheimer Global Fund/VA..............................................         159,623      1,289,668
PIMCO Global Bond Portfolio (Unhedged)..................................         171,082        631,327
ProFund VP Bear.........................................................           4,474          1,879
ProFund VP Rising Rates Opportunity.....................................           3,574        115,203
ProFund VP UltraBull....................................................       1,128,544        792,289



 FSA-53

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



4.  PURCHASE AND SALES OF PORTFOLIOS


The units purchased and redeemed for the year ended December 31, 2017 were as follows:

                                                    SHARE CLASS+       ISSUED     REDEEMED   NET CHANGE
                                                 ------------------  ----------  ----------  -----------
1290 VT Equity Income..........................           A                  --           6          (6)
1290 VT Equity Income..........................           B              12,385      60,073     (47,688)
1290 VT GAMCO Mergers and Acquisitions.........           B               2,006      18,315     (16,309)
1290 VT GAMCO Small Company Value..............           B              26,194     157,975    (131,781)
1290 VT Socially Responsible...................           A               1,277       9,110      (7,833)
1290 VT Socially Responsible...................           B                 121         287        (166)
All Asset Growth-Alt 20........................           B              43,628     241,880    (198,252)
AXA Aggressive Allocation......................           B               4,218      15,210     (10,992)
AXA Conservative Allocation....................           B               9,732      33,038     (23,306)
AXA Conservative-Plus Allocation...............           B              17,688      44,989     (27,301)
AXA Global Equity Managed Volatility...........           A               2,730       8,328      (5,598)
AXA Large Cap Growth Managed Volatility........           B              22,481      44,109     (21,628)
AXA Large Cap Value Managed Volatility.........           A                 453       7,689      (7,236)
AXA Mid Cap Value Managed Volatility...........           A              10,016      59,268     (49,252)
AXA Moderate Allocation........................           B              10,197      86,721     (76,524)
AXA Moderate-Plus Allocation...................           B               5,877      36,198     (30,321)
AXA/AB Small Cap Growth........................           A                 714       4,445      (3,731)
AXA/Janus Enterprise...........................           A               6,729      55,565     (48,836)
AXA/Loomis Sayles Growth Portfolio.............           B              44,705     266,914    (222,209)
Charter(SM) Multi-Sector Bond..................           A               8,764      25,961     (17,197)
Charter(SM) Small Cap Growth...................           B               9,216      50,044     (40,828)
Dreyfus Stock Index Fund, Inc..................        INITIAL           53,640     148,356     (94,716)
EQ/BlackRock Basic Value Equity................           B               5,437      29,083     (23,646)
EQ/Capital Guardian Research...................           A               4,970      31,773     (26,803)
EQ/Core Bond Index.............................           A              42,019     213,337    (171,318)
EQ/Intermediate Government Bond................           A              15,178     105,230     (90,052)
EQ/Large Cap Value Index.......................           A              10,230      79,831     (69,601)
EQ/MFS International Growth....................           B              14,413      63,175     (48,762)
EQ/Mid Cap Index...............................           A               7,576      37,914     (30,338)
EQ/Money Market................................           A           1,199,611   1,061,645     137,966
EQ/PIMCO Ultra Short Bond......................           B              13,237      45,638     (32,401)
EQ/Quality Bond PLUS...........................           B               5,023      41,683     (36,660)
EQ/Small Company Index.........................           A               1,600       7,219      (5,619)
EQ/T. Rowe Price Growth Stock..................           B              24,230     112,487     (88,257)
EQ/UBS Growth & Income.........................           B              23,894     103,439     (79,545)
Fidelity(R) VIP Contrafund(R) Portfolio........        SERVICE            5,765      81,844     (76,079)
Franklin Income VIP Fund.......................        CLASS 2           18,272      71,405     (53.133)
Franklin Rising Dividends VIP Fund.............        CLASS 2            8,762      24,858     (16,096)
Invesco V.I. Diversified Dividend Fund.........       SERIES I            6,072      11,087      (5,015)
Invesco V.I. Global Core Equity Fund...........       SERIES I            2,200       2,865        (665)
Invesco V.I. Global Health Care Fund...........       SERIES I            1,992       9,767      (7,775)


 FSA-54

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



4.  PURCHASE AND SALES OF PORTFOLIOS


                                                    SHARE CLASS+       ISSUED     REDEEMED   NET CHANGE
                                                 ------------------  ----------  ----------  -----------
Invesco V.I. Technology Fund...................       SERIES I            5,276       7,624      (2,348)
Janus Henderson VIT Balanced Portfolio.........     INSTITUTIONAL         9,695      50,696     (41,001)
Janus Henderson VIT Enterprise Portfolio.......     INSTITUTIONAL         6,482      50,844     (44,362)
Janus Henderson VIT Forty Portfolio............     INSTITUTIONAL         3,095      68,052     (64,957)
Janus Henderson VIT Forty Portfolio............        SERVICE            5,451      14,336      (8,885)
Janus Henderson VIT Global Research Portfolio..     INSTITUTIONAL         4,204      52,826     (48,622)
Janus Henderson VIT Overseas Portfolio.........        SERVICE            3,960      33,146     (29,186)
MFS(R) Utilities Series........................        INITIAL            3,327      10,932      (7,605)
Oppenheimer Global Fund/VA.....................        SERVICE            4,057      38,548     (34,491)
PIMCO Global Bond Portfolio (Unhedged).........    ADMINISTRATIVE         6,234      32,223     (25,989)
ProFund VP Bear................................        COMMON             2,640         844       1,796
ProFund VP Rising Rates Opportunity............        COMMON             1,914      58,577     (56,663)
ProFund VP UltraBull...........................        COMMON            23,150      25,213      (2,063)


5.   EXPENSES AND RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER AND ADVISORS:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.70% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since


 FSA-55

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the AXA/AB Small Cap Growth and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial.

CONTRACT DISTRIBUTION AND PRINCIPAL UNDERWRITER:

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Annuity Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.


6.   CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES

Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and any premium taxes. Net policy premiums are included in "Payments received from Contractowners" in the Statement of Changes in Net Assets.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option ("fund value") as a redemption of units. Higher charges may be permitted under the terms of the


 FSA-56

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




6.  CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES



various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

ANNUAL CONTRACT CHARGE: This charge is deducted daily from the fund value, and ranges from a low of $0 to a high of $30.

TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. This charge would be deducted from the fund value.

SURRENDER CHARGE: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity Policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.


7.   FINANCIAL HIGHLIGHTS

The Variable Annuity Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expenses ratios and total returns.

The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expenses ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

UNIT OUTSTANDING                               SHARE CLASS+        2017       2016       2015       2014        2013
-------------------------------------------  -----------------  ---------  ---------  ---------  ----------  ----------
1290 VT Equity Income......................          A              9,484      9,490     10,384      20,431      20,640
1290 VT Equity Income......................          B            488,601    536,289    622,139     689,977     794,109
1290 VT GAMCO Mergers and Acquisitions.....          B            105,806    122,116    136,279     156,927     173,751
1290 VT GAMCO Small Company Value..........          B          1,199,897  1,331,678  1,497,411   1,697,804   1,961,775
1290 VT Socially Responsible...............          A             81,101     88,935    105,244     117,759     130,251
1290 VT Socially Responsible...............          B             21,014     21,180     27,805      27,827      29,247
All Asset Growth-Alt 20....................          B          2,324,866  2,523,118  2,821,848   3,167,164   3,618,865
AXA Aggressive Allocation..................          B            100,416    111,408    146,494     210,686     230,519
AXA Conservative Allocation................          B            164,403    187,708    291,634     299,439     291,557
AXA Conservative-Plus Allocation...........          B            223,997    251,299    257,995     292,024     338,755
AXA Global Equity Managed Volatility.......          A             79,053     84,651     92,854     104,099     127,661
AXA Large Cap Growth Managed Volatility(a).          B            330,312    351,941    392,101     444,489     511,851
AXA Large Cap Value Managed Volatility.....          A             88,670     95,906    108,712     119,967     136,962
AXA Mid Cap Value Managed Volatility.......          A            566,714    615,965    696,861     790,731     928,194
AXA Moderate Allocation....................          B            550,791    627,314    768,207     723,747     812,072
AXA Moderate-Plus Allocation...............          B            264,946    295,265    329,814     414,514     538,615


 FSA-57

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



7.  FINANCIAL HIGHLIGHTS


UNIT OUTSTANDING                                  SHARE CLASS+       2017       2016       2015        2014       2013
---------------------------------------------  -----------------  ----------  ---------  ---------  ---------  ----------
AXA/AB Small Cap Growth......................           A             63,823     67,554     75,480     83,686      97,986
AXA/Janus Enterprise.........................           A            358,353    407,190    485,918    589,748     689,783
AXA/Loomis Sayles Growth Portfolio...........           B          2,184,716  2,406,924  2,710,169  3,006,947   3,465,452
Charter(SM) Multi-Sector Bond................           A            170,833    188,032    226,060    257,817     301,999
Charter(SM) Small Cap Growth.................           B            407,404    448,232    502,675    586,597     665,964
Dreyfus Stock Index Fund, Inc................        INITIAL         749,776    844,492    932,932  1,015,604   1,120,346
EQ/BlackRock Basic Value Equity..............           B            265,095    288,741    333,472    385,776     442,225
EQ/Capital Guardian Research.................           A            218,034    244,837    268,478    292,467     332,315
EQ/Core Bond Index...........................           A          1,434,730  1,606,049  1,827,440  2,123,171   2,454,246
EQ/Intermediate Government Bond..............           A            628,340    718,393    836,253    979,168   1,181,535
EQ/Large Cap Value Index.....................           A            477,747    547,348    603,961    674,256     797,025
EQ/MFS International Growth..................           B            417,458    466,220    530,376    585,700     647,438
EQ/Mid Cap Index.............................           A            343,584    373,923    397,589    461,371     553,570
EQ/Money Market..............................           A          1,528,916  1,390,947  1,642,107  1,806,882   2,151,155
EQ/PIMCO Ultra Short Bond....................           B            276,953    309,354    343,813    385,807     467,983
EQ/Quality Bond PLUS.........................           B            261,721    298,381    333,580    378,917     447,577
EQ/Small Company Index.......................           A             78,528     84,148     91,492    113,635     128,818
EQ/T. Rowe Price Growth Stock................           B            940,645  1,028,902  1,156,388  1,281,986   1,422,600
EQ/UBS Growth & Income.......................           B            877,873    957,419  1,091,533  1,208,096   1,365,811
Fidelity(R) VIP Contrafund(R) Portfolio......        SERVICE         645,461    721,540    834,914    942,455   1,099,666
Franklin Income VIP Fund.....................        CLASS 2         624,927    678,060    754,571    902,486   1,011,298
Franklin Rising Dividends VIP Fund...........        CLASS 2         225,643    241,740    266,128    312,177     359,542
Invesco V.I. Diversified Dividend Fund.......       SERIES I          92,896     97,911    102,480    113,945     120,281
Invesco V.I. Global Core Equity Fund.........       SERIES I          50,319     50,984     51,722     58,693      75,247
Invesco V.I. Global Health Care Fund.........       SERIES I          78,302     86,076    101,605    116,782     137,421
Invesco V.I. Technology Fund.................       SERIES I          57,509     59,857     69,486     77,770      78,038
Janus Henderson VIT Balanced Portfolio.......     INSTITUTIONAL      487,929    528,930    610,467    670,358     754,473
Janus Henderson VIT Enterprise Portfolio.....     INSTITUTIONAL      484,331    528,694    590,130    655,577     726,031
Janus Henderson VIT Forty Portfolio..........     INSTITUTIONAL      353,391    418,348    485,695    536,468     619,070
Janus Henderson VIT Forty Portfolio..........        SERVICE         102,379    111,264    122,824    138,979     190,848
Janus Henderson VIT Global Research Portfolio     INSTITUTIONAL      435,364    483,987    545,825    617,406     733,779
Janus Henderson VIT Overseas Portfolio.......        SERVICE         251,533    280,723    309,147    341,178     403,735
MFS(R) Utilities Series......................        INITIAL         104,513    112,118    125,158    143,695     160,604
Oppenheimer Global Fund/VA...................        SERVICE         249,184    283,675    327,366    362,437     402,990
PIMCO Global Bond Portfolio (Unhedged).......    ADMINISTRATIVE      231,655    257,645    280,060    325,757     391,000
ProFund VP Bear..............................        COMMON           20,229     18,436     43,699     48,974      50,803
ProFund VP Rising Rates Opportunity..........        COMMON           92,282    148,956    168,502    185,442     157,314
ProFund VP UltraBull.........................        COMMON           59,170     61,233     66,831    101,074     139,477



 FSA-58

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



7.  FINANCIAL HIGHLIGHTS



UNIT VALUE                  SHARE CLASS+            2017              2016              2015            2014              2013
------------------------  -----------------  -----------------  ----------------  ---------------  ---------------  ----------------
                                                LOW     HIGH      LOW     HIGH      LOW     HIGH     LOW     HIGH     LOW     HIGH
                                             -------  --------  -------  -------  ------   ------  ------   ------  -------  -------
1290 VT Equity Income...          A          $ 19.99  $  19.99  $ 17.47  $ 17.47  $15.66   $15.66  $16.13   $16.13  $ 15.03  $ 15.03
1290 VT Equity Income...          B            23.07     25.83    20.48    22.56   18.64    20.21   19.50    20.81    18.46    19.38
1290 VT GAMCO
  Mergers and
  Acquisitions..........          B            14.88     17.73    14.35    16.90   13.64    15.88   13.61    15.66    13.51    15.59
1290 VT GAMCO
  Small Company Value...          B            39.76     49.67    35.22    43.30   29.38    35.54   32.04    38.15    31.97    37.46
1290 VT Socially
  Responsible...........          A            14.64     14.64    12.33    12.33   11.36    11.36   11.46    11.46    10.23    10.23
1290 VT Socially
  Responsible...........          B            17.70     20.39    15.05    17.14   14.01    15.78   14.28    15.89    12.86    14.16
All Asset Growth-Alt 20.          B            14.13     16.10    12.48    14.06   11.66    12.98   12.43    13.68    12.43    13.52
AXA Aggressive
  Allocation............          B            12.26     13.84    10.53    11.76    9.91    10.94   10.33    11.27    10.10    10.89
AXA Conservative
  Allocation............          B            10.48     11.83    10.22    11.41   10.17    11.22   10.43    11.38    10.41    11.23
AXA Conservative-Plus
  Allocation............          B            11.08     12.51    10.42    11.63   10.19    11.24   10.50    11.45    10.42    11.24
AXA Global Equity
  Managed Volatility....          A            36.11     38.41    29.45    30.83   28.99    29.86   30.33    30.75    30.61    30.68
AXA Large Cap Growth
  Managed Volatility(a).          B            21.89     21.89    17.17    17.17   16.50    16.50   16.07    16.07    14.80    14.80
AXA Large Cap Value
  Managed Volatility....          A            14.71     16.84    13.23    14.97   11.74    13.14   12.52    13.85    12.49    13.96
AXA Mid Cap Value
  Managed Volatility....          A            22.20     25.37    20.32    22.86   17.76    19.66   18.93    20.63    17.56    18.83
AXA Moderate
  Allocation............          B            11.18     12.63    10.31    11.51   10.02    11.06   10.35    11.29    10.28    11.09
AXA Moderate-Plus
  Allocation............          B            11.85     13.38    10.56    11.79   10.08    11.12   10.45    11.40    10.31    11.12
AXA/AB Small Cap
  Growth................          A            25.93     24.64    20.32    21.74   18.27    19.86   19.04    21.03    18.61    20.88
AXA/Janus Enterprise....          A            20.50     17.09    13.52    16.48   14.31    17.72   15.32    19.28    15.62    19.97
AXA/Loomis Sayles
  Growth Portfolio......          B            25.12     26.74    19.19    20.11   18.47    19.05   17.03    17.29    16.23    16.25
Charter(SM) Multi-Sector
  Bond..................          A             9.48     13.76     9.53    13.62    9.52    13.39    9.86    13.64     9.90    13.48
Charter(SM) Small Cap
  Growth................          B            16.10     19.66    13.26    16.00   12.41    14.80   13.52    15.95    16.57    17.29
Dreyfus Stock Index
  Fund, Inc.............       INITIAL         20.68     20.68    17.24    17.24   15.64    15.64   15.68    15.68    14.02    14.02
EQ/BlackRock Basic
  Value Equity..........          B            16.46     19.99    15.67    18.72   13.66    16.06   14.98    17.32    14.05    15.98
EQ/Capital Guardian
  Research..............          A            24.29     30.76    19.92    24.82   18.89    23.17   19.06    23.01    17.74    21.07
EQ/Core Bond Index......          A             9.04     13.79     9.16    13.75    9.29    13.73    9.52    13.83     9.56    13.67
EQ/Intermediate
  Government Bond.......          A             9.02     11.99     9.24    12.10    9.46    12.19    9.69    12.28     9.81    12.24
EQ/Large Cap Value
  Index.................          A            21.24     24.01    19.32    21.51   17.06    18.69   18.36    19.79    16.76    17.78
EQ/MFS International
  Growth................          B            18.65     26.46    14.31    20.29   14.22    20.14   14.39    20.36    15.35    21.70
EQ/Mid Cap Index........          A            24.96     29.33    22.22    25.70   19.06    21.69   20.17    22.60    19.04    20.98
EQ/Money Market.........          A             8.13      9.89     8.32     9.97    8.56    10.09    8.80    10.22     9.05    10.34
EQ/PIMCO Ultra Short
  Bond..................          B             8.74     12.07     8.82    11.99    8.89    11.89    9.17    12.07     9.44    12.23


 FSA-59

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



7.  FINANCIAL HIGHLIGHTS



UNIT VALUE                    SHARE CLASS+           2017               2016              2015              2014
-------------------------  ------------------  -----------------  ----------------  ----------------  ----------------
                                                 LOW      HIGH      LOW     HIGH      LOW     HIGH       LOW     HIGH
                                               ------   --------  ------   -------  -------  -------  -------  -------
EQ/Quality Bond PLUS.....           B          $15.42   $  23.17  $15.41   $ 23.14  $ 15.44  $ 23.16  $ 15.61  $ 23.40
EQ/Small Company
  Index..................           A           28.49      34.64   25.70     30.75    21.93    25.82    23.63    27.38
EQ/T. Rowe Price
  Growth Stock...........           B           22.52     102.77   17.11     78.02    17.12    77.96    15.74    71.62
EQ/UBS Growth &
  Income.................           B           20.10      22.99   16.96     19.18    15.77    17.63    16.38    18.10
Fidelity(R) VIP
  Contrafund(R) Portfolio        SERVICE        28.96      28.96   24.11     24.11    22.64    22.64    22.82    22.82
Franklin Income VIP
  Fund...................        CLASS 2        19.42      24.81   18.21     22.90    16.42    20.32    18.17    22.13
Franklin Rising
  Dividends VIP Fund.....        CLASS 2        24.13      30.90   20.58     25.94    18.24    22.62    19.47    23.76
Invesco V.I. Diversified
  Dividend Fund..........       SERIES I        10.24      11.46    9.66     10.68     8.61     9.41     8.64     9.33
Invesco V.I. Global Core
  Equity Fund............       SERIES I        13.90      16.56   11.58     13.64    11.09    12.92    11.52    13.27
Invesco V.I. Global
  Health Care Fund.......       SERIES I        22.77      25.45   20.23     22.24    23.50    25.42    23.44    24.94
Invesco V.I. Technology
  Fund...................       SERIES I        18.06      19.40   13.68     14.53    14.11    14.82    13.52    14.04
Janus Henderson VIT
  Balanced Portfolio.....     INSTITUTIONAL     26.51      26.51   22.69     22.69    21.98    21.98    22.15    22.15
Janus Henderson VIT
  Enterprise Portfolio...     INSTITUTIONAL     25.22      25.22   20.06     20.06    18.09    18.09    17.63    17.63
Janus Henderson VIT
  Forty Portfolio........     INSTITUTIONAL     28.34      28.34   22.04     22.04    21.86    21.86    19.74    19.74
Janus Henderson VIT
  Forty Portfolio........        SERVICE        31.80      35.38   25.16     27.55    25.40    27.35    23.34    24.73
Janus Henderson VIT
  Global Research
  Portfolio..............     INSTITUTIONAL     15.13      15.13   12.07     12.07    11.98    11.98    12.43    12.43
Janus Henderson VIT
  Overseas Portfolio.....        SERVICE        23.85      22.37   17.31     18.75    17.19    18.77    19.30    20.83
MFS(R) Utilities Series..        INITIAL        33.01      43.20   29.43     38.07    27.02    34.57    32.37    40.93
Oppenheimer Global
  Fund/VA................        SERVICE        29.92      38.37   22.57     28.48    23.24    28.87    23.05    28.18
PIMCO Global Bond
  Portfolio (Unhedged)...    ADMINISTRATIVE     12.66      20.36   11.99     18.96    11.85    18.45    12.70    19.46
ProFund VP Bear..........        COMMON          1.28       1.51    1.60      1.86     1.88     2.17     2.03     2.31
ProFund VP Rising
  Rates Opportunity......        COMMON          1.53       2.07    1.79      2.37     1.94     2.53     2.03     2.61
ProFund VP UltraBull.....        COMMON         32.12      37.34   23.42     26.80    20.31    22.87    21.50    23.83


UNIT VALUE                       2013
-------------------------  ----------------
                              LOW     HIGH
                           -------  -------
EQ/Quality Bond PLUS.....  $ 15.38  $ 23.02
EQ/Small Company
  Index..................    23.18    26.43
EQ/T. Rowe Price
  Growth Stock...........    14.69    66.75
EQ/UBS Growth &
  Income.................    14.65    16.00
Fidelity(R) VIP
  Contrafund(R) Portfolio    20.69    20.69
Franklin Income VIP
  Fund...................    17.86    21.41
Franklin Rising
  Dividends VIP Fund.....    18.41    22.12
Invesco V.I. Diversified
  Dividend Fund..........     7.84     8.37
Invesco V.I. Global Core
  Equity Fund............    11.72    13.34
Invesco V.I. Global
  Health Care Fund.......    20.15    21.09
Invesco V.I. Technology
  Fund...................    12.47    12.80
Janus Henderson VIT
  Balanced Portfolio.....    20.69    20.69
Janus Henderson VIT
  Enterprise Portfolio...    15.88    15.88
Janus Henderson VIT
  Forty Portfolio........    18.41    18.41
Janus Henderson VIT
  Forty Portfolio........    22.14    23.07
Janus Henderson VIT
  Global Research
  Portfolio..............    11.73    11.73
Janus Henderson VIT
  Overseas Portfolio.....    23.99    27.27
MFS(R) Utilities Series..    29.39    36.74
Oppenheimer Global
  Fund/VA................    23.23    27.95
PIMCO Global Bond
  Portfolio (Unhedged)...    12.77    19.25
ProFund VP Bear..........     2.42     2.73
ProFund VP Rising
  Rates Opportunity......     3.00     3.78
ProFund VP UltraBull.....    17.94    19.57

NET ASSETS (000'S)                                  2017           2016           2015           2014           2013
----------------------------------------------    --------       --------       --------      ---------      ---------
1290 VT Equity Income.........................    $ 11,727       $ 11,253       $ 11,745      $  13,597      $  14,540
1290 VT GAMCO Mergers and Acquisitions........       1,811          1,991          2,095          2,397          2,651
1290 VT GAMCO Small Company Value.............     113,202        111,735        103,395        124,196        139,065
1290 VT Socially Responsible..................       1,597          1,445          1,621          1,779          1,736
All Asset Growth-Alt 20.......................     102,757         98,586        101,063        118,188        131,012
AXA Aggressive Allocation.....................       1,357          1,282          1,575          2,332          2,464
AXA Conservative Allocation...................       1,907          2,106          3,226          3,374          3,237
AXA Conservative-Plus Allocation..............       2,777          2,901          2,880          3,322          3,775


 FSA-60

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



7.  FINANCIAL HIGHLIGHTS



NET ASSETS (000'S)                                    2017            2016           2015            2014           2013
------------------------------------------------    ---------      ---------       ---------      ---------       ---------
AXA Global Equity Managed Volatility............    $   2,877      $   2,486       $   2,661      $   3,088       $   3,807
AXA Large Cap Growth Managed Volatility(a)......        7,232          6,044           6,468          7,144           7,579
AXA Large Cap Value Managed Volatility..........        3,556          3,294           3,601          4,081           4,214
AXA Mid Cap Value Managed Volatility............       13,915         13,685          13,373         15,986          17,215
AXA Moderate Allocation.........................        6,803          7,081           8,349          8,020           8,856
AXA Moderate-Plus Allocation....................        3,451          3,392           3,577          4,656           5,907
AXA/AB Small Cap Growth.........................        1,498          1,314           1,327          1,537           1,767
AXA/Janus Enterprise............................        6,666          6,036           7,783         10,136          12,163
AXA/Loomis Sayles Growth Portfolio..............       54,687         45,423          48,619         49,075          53,161
Charter(SM) Multi-Sector Bond...................        2,125          2,335           2,790          3,280           3,821
Charter(SM) Small Cap Growth....................        9,825          8,813           9,182         11,483          13,491
Dreyfus Stock Index Fund, Inc...................       15,502         14,561          14,595         15,928          15,720
EQ/BlackRock Basic Value Equity.................        5,015          5,135           5,115          6,407           6,800
EQ/Capital Guardian Research....................        4,942          4,488           4,585          4,993           5,260
EQ/Core Bond Index..............................       17,677         19,814          22,618         26,612          30,526
EQ/Intermediate Government Bond.................        7,816          9,065          10,671         12,665          15,235
EQ/Large Cap Value Index........................       10,654         11,008          10,610         12,597          13,417
EQ/MFS International Growth.....................        9,373          7,993           8,985          9,982          11,787
EQ/Mid Cap Index................................        9,229          8,859           7,992          9,730          10,894
EQ/Money Market.................................       14,624         13,459          16,137         18,012          21,774
EQ/PIMCO Ultra Short Bond.......................        3,145          3,502           3,876          4,427           5,466
EQ/Quality Bond PLUS............................        4,653          5,325           5,941          6,822           8,039
EQ/Small Company Index..........................        3,013          2,874           2,614          3,377           3,675
EQ/T. Rowe Price Growth Stock...................       47,029         38,935          43,463         43,771          44,875
EQ/UBS Growth & Income..........................       19,960         18,195          19,111         21,758          21,793
Fidelity(R) VIP Contrafund(R) Portfolio.........       18,693         17,394          18,905         21,510          22,753
Franklin Income VIP Fund........................       14,303         14,392          14,335         18,814          20,450
Franklin Rising Dividends VIP Fund..............        6,437          5,835           5,641          7,012           7,559
Invesco V.I. Diversified Dividend Fund..........        1,014          1,000             931          1,030             988
Invesco V.I. Global Core Equity Fund............          779            650             632            737             951
Invesco V.I. Global Health Care Fund............        1,814          1,747           2,380          2,686           2,686
Invesco V.I. Technology Fund....................        1,059            834           1,000          1,065             983
Janus Henderson VIT Balanced Portfolio..........       12,935         12,001          13,421         14,845          15,611
Janus Henderson VIT Enterprise Portfolio........       12,212         10,604          10,677         11,556          11,530
Janus Henderson VIT Forty Portfolio.............       13,506         12,185          13,879         13,939          15,712
Janus Henderson VIT Global Research Portfolio...        6,585          5,841           6,542          7,676           8,608
Janus Henderson VIT Overseas Portfolio..........        5,470          4,745           5,698          7,000           9,576
MFS(R) Utilities Series.........................        4,132          3,933           3,995          5,456           5,470
Oppenheimer Global Fund/VA......................        8,902          7,558           8,881          9,642          10,651
PIMCO Global Bond Portfolio (Unhedged)..........        4,379          4,559           4,840          5,971           7,138
ProFund VP Bear.................................           30             34              94            112             137
ProFund VP Rising Rates Opportunity.............          172            318             385            440             544
ProFund VP UltraBull............................        2,174          1,605           1,507          2,440           2,766


 FSA-61

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



7.  FINANCIAL HIGHLIGHTS



INCOME RATIO*                                            2017            2016           2015            2014            2013
--------------------------------------------------      -------         -------         -------         ------          ------
1290 VT Equity Income.............................       1.59%           1.83%           1.51%          1.47%           1.95%
1290 VT GAMCO Mergers and Acquisitions............       0.16            0.01            0.00           0.00            0.39
1290 VT GAMCO Small Company Value.................       0.57            0.47            0.51           0.26            0.26
1290 VT Socially Responsible......................       1.01            1.05            0.99           0.74            0.74
All Asset Growth-Alt 20...........................       1.44            1.27            0.80           1.36            1.30
AXA Aggressive Allocation.........................       1.45            0.82            0.80           1.52            2.47
AXA Conservative Allocation.......................       1.08            0.79            0.82           0.93            0.85
AXA Conservative-Plus Allocation..................       1.15            0.93            0.80           0.97            2.43
AXA Global Equity Managed Volatility..............       1.08            0.88            0.87           0.89            0.77
AXA Large Cap Growth Managed Volatility(a)........       0.50            0.54            0.28           0.23            0.47
AXA Large Cap Value Managed Volatility............       1.51            1.52            1.58           1.31            0.97
AXA Mid Cap Value Managed Volatility..............       1.02            1.16            0.75           0.55            0.48
AXA Moderate Allocation...........................       1.19            0.82            0.88           1.05            1.47
AXA Moderate-Plus Allocation......................       1.34            0.85            0.81           1.15            2.14
AXA/AB Small Cap Growth...........................       0.26            0.33            0.05           0.06            0.05
AXA/Janus Enterprise..............................       0.00            0.00            0.00           0.00            0.00
AXA/Loomis Sayles Growth Portfolio................       0.17            0.30            0.12           0.10            0.80
Charter(SM) Multi-Sector Bond.....................       1.51            1.86            1.48           2.40            3.09
Charter(SM) Small Cap Growth......................       2.55            0.00            0.26           0.00            0.00
Dreyfus Stock Index Fund, Inc.....................       1.69            1.99            1.82           1.74            1.83
EQ/BlackRock Basic Value Equity...................       1.34            1.39            1.23           1.02            1.58
EQ/Capital Guardian Research......................       0.77            0.85            0.58           0.67            1.41
EQ/Core Bond Index................................       1.52            1.43            1.40           1.24            1.07
EQ/Intermediate Government Bond...................       0.79            0.64            0.56           0.37            0.20
EQ/Large Cap Value Index..........................       1.72            1.89            1.83           1.41            1.44
EQ/MFS International Growth.......................       0.80            0.94            0.60           0.92            0.86
EQ/Mid Cap Index..................................       0.88            1.05            0.83           0.73            0.75
EQ/Money Market...................................       0.40            0.00            0.00           0.00            0.00
EQ/PIMCO Ultra Short Bond.........................       1.21            0.96            0.45           0.35            0.62
EQ/Quality Bond PLUS..............................       1.14            1.12            1.03           0.94            0.32
EQ/Small Company Index............................       1.02            1.06            0.84           0.73            0.87
EQ/T. Rowe Price Growth Stock.....................       0.00            0.00            0.00           0.00            0.00
EQ/UBS Growth & Income............................       0.28            0.77            0.56           0.57            0.94
Fidelity(R) VIP Contrafund(R) Portfolio...........       0.90            0.68            0.91           0.81            0.96
Franklin Income VIP Fund..........................       4.16            4.73            4.73           5.14            6.31
Franklin Rising Dividends VIP Fund................       1.51            1.40            1.45           1.31            1.56
Invesco V.I. Diversified Dividend Fund............       1.65            1.26            1.63           1.63            2.31
Invesco V.I. Global Core Equity Fund..............       1.18            1.05            1.41           1.92            1.92
Invesco V.I. Global Health Care Fund..............       0.38            0.00            0.00           0.00            0.68
Invesco V.I. Technology Fund......................       0.00            0.00            0.00           0.00            0.00
Janus Henderson VIT Balanced Portfolio............       1.60            2.12            1.61           1.72            1.52
Janus Henderson VIT Enterprise Portfolio..........       0.25            0.14            0.65           0.16            0.50
Janus Henderson VIT Forty Portfolio...............       0.00            0.00            0.00           0.13            0.67


 FSA-62

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



7.  FINANCIAL HIGHLIGHTS



INCOME RATIO*                                           2017           2016            2015           2014            2013
-------------------------------------------------      -------         ------         -------         ------         -------
Janus Henderson VIT Global Research Portfolio....       0.82%          1.04%           0.67%          1.07%           1.20%
Janus Henderson VIT Overseas Portfolio...........       1.61           4.43            0.52           3.07            3.05
MFS(R) Utilities Series..........................       4.41           3.81            4.12           2.15            2.26
Oppenheimer Global Fund/VA.......................       0.72           0.74            1.10           0.88            1.17
PIMCO Global Bond Portfolio (Unhedged)...........       1.95           1.56            1.80           2.55            1.08
ProFund VP Bear..................................       0.00           0.00            0.00           0.00            0.00
ProFund VP Rising Rates Opportunity..............       0.00           0.00            0.00           0.00            0.00
ProFund VP UltraBull.............................       0.00           0.00            0.00           0.00            0.00

EXPENSE RATIO**              SHARE CLASS+          2017             2016             2015             2014              2013
------------------------  ------------------  ---------------  ----------------  ---------------  ---------------  ---------------
                                               LOW     HIGH      LOW     HIGH     LOW     HIGH     LOW     HIGH     LOW     HIGH
                                              ------   ------  ------   -------  ------  -------  ------   ------  ------   ------
1290 VT Equity Income...           A           1.25%    1.25%   1.25%    1.25%   1.25%    1.25%   1.25%    1.25%   1.25%    1.25%
1290 VT Equity Income...           B           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
1290 VT GAMCO
  Mergers and
  Acquisitions..........           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.80    1.20     2.80
1290 VT GAMCO
  Small Company Value...           B           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
1290 VT Socially
  Responsible...........           A           1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35
1290 VT Socially
  Responsible...........           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
All Asset Growth-Alt 20.           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Aggressive
  Allocation............           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Conservative
  Allocation............           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Conservative-Plus
  Allocation............           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Global Equity
  Managed Volatility....           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
AXA Large Cap Growth
  Managed Volatility(a).           B           1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35
AXA Large Cap Value
  Managed Volatility....           A           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.80    1.20     2.80
AXA Mid Cap Value
  Managed Volatility....           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
AXA Moderate
  Allocation............           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Moderate-Plus
  Allocation............           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA/AB Small Cap
  Growth................           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
AXA/Janus Enterprise....           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
AXA/Loomis Sayles
  Growth Portfolio......           B           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
Charter(SM) Multi-Sector
  Bond..................           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
Charter(SM) Small Cap
  Growth................           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.80    1.20     2.80
Dreyfus Stock Index
  Fund, Inc.............        INITIAL        1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35
EQ/BlackRock Basic
  Value Equity..........           B           1.20     2.85    1.20     2.85    1.20     2.85    1.20     2.85    1.20     2.85


 FSA-63

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



7.  FINANCIAL HIGHLIGHTS



EXPENSE RATIO**               SHARE CLASS+          2017             2016              2015             2014             2013
-------------------------  ------------------  ---------------  ----------------  ---------------  ---------------  ----------------
                                                LOW     HIGH     LOW      HIGH     LOW     HIGH     LOW     HIGH      LOW     HIGH
                                               ------   ------  ------   -------  ------   ------  ------   ------  -------  -------
EQ/Capital Guardian
  Research...............           A          1.20%    2.80%   1.20%     2.80%   1.20%    2.80%   1.20%    2.80%    1.20%    2.80%
EQ/Core Bond Index.......           A          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/Intermediate
  Government Bond........           A          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/Large Cap Value
  Index..................           A          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/MFS International
  Growth.................           B          1.25     1.35    1.25      1.35    1.25     1.35    1.25     1.35     1.25     1.35
EQ/Mid Cap Index.........           A          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/Money Market..........           A          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/PIMCO Ultra Short
  Bond...................           B          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/Quality Bond PLUS.....           B          1.25     1.35    1.25      1.35    1.25     1.35    1.25     1.35     1.25     1.35
EQ/Small Company
  Index..................           A          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/T. Rowe Price
  Growth Stock...........           B          1.25     1.35    1.25      1.35    1.25     1.35    1.25     1.35     1.25     1.35
EQ/UBS Growth &
  Income.................           B          1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
Fidelity(R) VIP
  Contrafund(R) Portfolio        SERVICE       1.35     1.35    1.35      1.35    1.35     1.35    1.35     1.35     1.35     1.35
Franklin Income VIP
  Fund...................        CLASS 2       1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
Franklin Rising
  Dividends VIP Fund.....        CLASS 2       1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
Invesco V.I. Diversified
  Dividend Fund..........       SERIES I       1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
Invesco V.I. Global Core
  Equity Fund............       SERIES I       1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
Invesco V.I. Global
  Health Care Fund.......       SERIES I       1.20     2.85    1.20      2.85    1.20     2.85    1.20     2.85     1.20     2.85
Invesco V.I. Technology
  Fund...................       SERIES I       1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
Janus Henderson VIT
  Balanced Portfolio.....     INSTITUTIONAL    1.35     1.35    1.35      1.35    1.35     1.35    1.35     1.35     1.35     1.35
Janus Henderson VIT
  Enterprise Portfolio...     INSTITUTIONAL    1.35     1.35    1.35      1.35    1.35     1.35    1.35     1.35     1.35     1.35
Janus Henderson VIT
  Forty Portfolio........     INSTITUTIONAL    1.35     1.35    1.35      1.35    1.35     1.35    1.35     1.35     1.35     1.35
Janus Henderson VIT
  Forty Portfolio........        SERVICE       1.20     2.85    1.20      2.85    1.20     2.85    1.20     2.85     1.20     2.85
Janus Henderson VIT
  Global Research
  Portfolio..............     INSTITUTIONAL    1.35     1.35    1.35      1.35    1.35     1.35    1.35     1.35     1.35     1.35
Janus Henderson VIT
  Overseas Portfolio.....        SERVICE       1.20     2.80    1.20      2.35    1.20     2.35    1.20     2.80     1.20     2.80
MFS(R) Utilities Series..        INITIAL       1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
Oppenheimer Global
  Fund/VA................        SERVICE       1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
PIMCO Global Bond
  Portfolio (Unhedged)...    ADMINISTRATIVE    1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
ProFund VP Bear..........        COMMON        1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
ProFund VP Rising
  Rates Opportunity......        COMMON        1.20     2.85    1.20      2.85    1.20     2.85    1.20     2.85     1.20     2.85
ProFund VP UltraBull.....        COMMON        1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80



 FSA-64

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



7.  FINANCIAL HIGHLIGHTS



TOTAL RETURN***             SHARE CLASS+          2017                2016               2015               2014
------------------------  ----------------  ------------------  ------------------  ----------------  ------------------
                                              LOW      HIGH        LOW     HIGH       LOW     HIGH      LOW      HIGH
                                            --------  --------  ---------  -------  -------  -------  --------  --------
1290 VT Equity Income...          A          14.41%    14.41%      11.58%   11.58%   -2.92%   -2.92%    7.32%     7.32%
1290 VT Equity Income...          B          12.65%    14.47%       9.87%   11.64%   -4.42%   -2.87%    5.63%     7.38%
1290 VT GAMCO
  Mergers and
  Acquisitions..........          B           3.72%     4.92%       5.20%    6.41%    0.24%    1.40%   -0.73%     0.45%
1290 VT GAMCO Small
  Company Value.........          B          12.90%    14.72%      19.88%   21.80%   -8.30%   -6.82%    0.22%     1.84%
1290 VT Socially
  Responsible...........          A          18.79%    18.79%       8.49%    8.49%   -0.88%   -0.88%   12.02%    12.02%
1290 VT Socially
  Responsible...........          B          17.62%    18.97%       7.41%    8.65%   -1.86%   -0.72%   11.04%    12.22%
All Asset Growth-Alt 20.          B          13.21%    14.52%       7.03%    8.26%   -6.19%   -5.11%    0.00%     1.18%
AXA Aggressive
  Allocation............          B          16.34%    17.68%       6.27%    7.49%   -4.04%   -2.93%    2.28%     3.49%
AXA Conservative
  Allocation............          B           2.52%     3.70%       0.54%    1.70%   -2.56%   -1.43%    0.19%     1.34%
AXA Conservative-Plus
  Allocation............          B           6.30%     7.53%       2.31%    3.49%   -2.96%   -1.84%    0.77%     1.87%
AXA Global Equity
  Managed Volatility....          A          22.61%    24.58%       1.60%    3.23%   -4.44%   -2.90%   -1.14%     0.46%
AXA Large Cap Growth
  Managed Volatility(a).          B          27.49%    27.49%       4.10%    4.10%    2.64%    2.64%    8.58%     8.58%
AXA Large Cap Value
  Managed Volatility....          A          11.22%    12.50%      12.65%   13.95%   -6.25%   -5.16%    9.54%    10.89%
AXA Mid Cap Value
  Managed Volatility....          A           9.23%    10.99%      14.43%   16.27%   -6.20%   -4.69%    7.80%     9.56%
AXA Moderate
  Allocation............          B           8.47%     9.72%       2.92%    4.10%   -3.19%   -2.07%    0.68%     1.80%
AXA Moderate-Plus
  Allocation............          B          12.23%    13.53%       4.78%    5.99%   -3.58%   -2.47%    1.36%     2.52%
AXA/AB Small Cap
  Growth................          A          19.29%    21.21%       9.48%   11.24%   -5.59%   -4.07%    0.72%     2.31%
AXA/Janus Enterprise....          A          24.38%    26.38%      -6.97%   -5.47%   -8.10%   -6.62%   -3.46%    -1.92%
AXA/Loomis Sayles
  Growth Portfolio......          B          30.89%    32.99%       3.87%    5.54%    8.45%   10.19%    4.80%     6.53%
Charter(SM) Multi-Sector
  Bond..................          A          -0.63%     1.02%       0.10%    1.71%   -3.39%   -1.83%   -0.40%     1.19%
Charter(SM) Small Cap
  Growth................          B          21.48%    22.88%       6.82%    8.05%   -8.23%   -7.16%   -4.86%    -3.74%
Dreyfus Stock Index
  Fund, Inc.............       INITIAL       19.91%    19.91%      10.21%   10.21%   -0.25%   -0.25%   11.84%    11.84%
EQ/BlackRock Basic
  Value Equity..........          B           5.08%     6.82%      14.66%   16.56%   -8.79%   -7.27%    6.62%     8.39%
EQ/Capital Guardian
  Research..............          A          21.99%    23.95%       5.44%    7.13%   -0.90%    0.70%    7.44%     9.21%
EQ/Core Bond Index......          A          -1.33%     0.26%      -1.41%    0.17%   -2.34%   -0.76%   -0.42%     1.17%
EQ/Intermediate
  Government Bond.......          A          -2.42%    -0.85%      -2.32%   -0.74%   -2.34%   -0.77%   -1.22%     0.33%
EQ/Large Cap Value
  Index.................          A           9.89%    11.66%      13.27%   15.09%   -7.07%   -5.57%    9.55%    11.30%
EQ/MFS International
  Growth................          B          30.29%    30.42%       0.61%    0.71%   -1.15%   -1.05%   -6.25%    -6.18%
EQ/Mid Cap Index........          A          12.30%    14.11%      16.61%   18.49%   -5.54%   -4.02%    5.93%     7.72%
EQ/Money Market.........          A          -2.37%    -0.80%      -2.75%   -1.19%   -2.76%   -1.19%   -2.76%    -1.16%
EQ/PIMCO Ultra Short
  Bond..................          B          -0.92%     0.68%      -0.82%    0.78%   -3.03%   -1.47%   -2.86%    -1.31%


TOTAL RETURN***                 2013
------------------------  ------------------
                            LOW      HIGH
                          --------  --------
1290 VT Equity Income...    30.13%    30.13%
1290 VT Equity Income...    28.11%    30.15%
1290 VT GAMCO
  Mergers and
  Acquisitions..........     7.91%     9.63%
1290 VT GAMCO Small
  Company Value.........    35.29%    37.47%
1290 VT Socially
  Responsible...........    32.51%    32.51%
1290 VT Socially
  Responsible...........    31.22%    32.83%
All Asset Growth-Alt 20.    11.48%    12.76%
AXA Aggressive
  Allocation............    23.47%    24.89%
AXA Conservative
  Allocation............     1.96%     3.12%
AXA Conservative-Plus
  Allocation............     7.76%     9.02%
AXA Global Equity
  Managed Volatility....    18.92%    17.05%
AXA Large Cap Growth
  Managed Volatility(a).    30.74%    30.74%
AXA Large Cap Value
  Managed Volatility....    30.79%    28.78%
AXA Mid Cap Value
  Managed Volatility....    29.40%    31.49%
AXA Moderate
  Allocation............    10.42%    11.79%
AXA Moderate-Plus
  Allocation............    17.03%    18.42%
AXA/AB Small Cap
  Growth................    36.54%    34.36%
AXA/Janus Enterprise....    36.90%    34.75%
AXA/Loomis Sayles
  Growth Portfolio......    25.72%    23.76%
Charter(SM) Multi-Sector
  Bond..................    -3.79%    -2.25%
Charter(SM) Small Cap
  Growth................    45.99%    43.72%
Dreyfus Stock Index
  Fund, Inc.............    30.30%    30.30%
EQ/BlackRock Basic
  Value Equity..........    33.81%    36.12%
EQ/Capital Guardian
  Research..............    28.18%    30.22%
EQ/Core Bond Index......    -4.30%    -2.77%
EQ/Intermediate
  Government Bond.......    -4.39%    -2.86%
EQ/Large Cap Value
  Index.................    27.94%    29.97%
EQ/MFS International
  Growth................    12.13%    12.26%
EQ/Mid Cap Index........    28.91%    30.96%
EQ/Money Market.........    -2.79%    -1.15%
EQ/PIMCO Ultra Short
  Bond..................    -2.68%    -1.05%


 FSA-65

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



7.  FINANCIAL HIGHLIGHTS



TOTAL RETURN***              SHARE CLASS+          2017                 2016                2015               2014
-------------------------  ----------------  ------------------  -------------------  ------------------  -----------------
                                               LOW       HIGH      LOW       HIGH       LOW      HIGH       LOW     HIGH
                                             --------  --------  ---------  --------  --------  --------  -------  --------
EQ/Quality Bond PLUS.....          B            0.04%     0.14%    -0.18%    -0.08%     -1.12%    -1.02%    1.50%    1.65%
EQ/Small Company
  Index..................          A           10.87%    12.65%    17.21%    19.10%     -7.20%    -5.71%    1.94%    3.59%
EQ/T. Rowe Price
  Growth Stock...........          B           31.59%    31.72%    -0.01%     0.09%      8.74%     8.85%    7.15%    7.30%
EQ/UBS Growth &
  Income.................          B           18.47%    19.84%     7.60%     8.84%     -3.72%    -2.60%   11.81%   13.13%
Fidelity(R) VIP
  Contrafund(R) Portfolio       SERVICE        20.13%    20.13%     6.47%     6.47%     -0.79%    -0.79%   10.29%   10.29%
Franklin Income VIP
  Fund...................       CLASS 2         6.65%     8.37%    10.88%    12.67%     -9.62%    -8.16%    1.74%    3.36%
Franklin Rising
  Dividends VIP Fund.....       CLASS 2        17.24%    19.12%    12.85%    14.66%     -6.31%    -4.80%    5.76%    7.41%
Invesco V.I. Diversified
  Dividend Fund..........      SERIES I         6.06%     7.28%    12.15%    13.45%     -0.30%     0.85%   10.20%   11.47%
Invesco V.I. Global Core
  Equity Fund............      SERIES I        20.06%    21.44%     4.34%     5.54%     -3.71%    -2.60%   -1.71%   -0.52%
Invesco V.I. Global
  Health Care Fund.......      SERIES I        12.58%    14.45%   -13.94%   -12.51%      0.26%     1.93%   16.33%   18.26%
Invesco V.I. Technology
  Fund...................      SERIES I        32.00%    33.53%    -3.06%    -1.94%      4.33%     5.54%    8.42%    9.69%
Janus Henderson VIT
  Balanced Portfolio.....    INSTITUTIONAL     16.85%    16.85%     3.20%     3.20%     -0.73%    -0.73%    7.06%    7.06%
Janus Henderson VIT
  Enterprise Portfolio...    INSTITUTIONAL     25.72%    25.72%    10.86%    10.86%      2.63%     2.63%   11.02%   11.02%
Janus Henderson VIT
  Forty Portfolio........    INSTITUTIONAL     28.57%    28.57%     0.83%     0.83%     10.72%    10.72%    7.22%    7.22%
Janus Henderson VIT
  Forty Portfolio........       SERVICE        26.36%    28.45%    -0.91%     0.73%      8.79%    10.60%    5.42%    7.20%
Janus Henderson VIT
  Global Research
  Portfolio..............    INSTITUTIONAL     25.33%    25.33%     0.70%     0.70%     -3.60%    -3.60%    5.97%    5.97%
Janus Henderson VIT
  Overseas Portfolio.....       SERVICE        27.21%    29.25%    -9.28%    -7.82%    -10.92%    -9.89%  -14.15%  -13.17%
MFS(R) Utilities Series..       INITIAL        12.17%    13.47%     8.89%    10.15%    -16.51%   -15.54%   10.14%   11.40%
Oppenheimer Global
  Fund/VA................       SERVICE        32.57%    34.70%    -2.91%    -1.34%      0.81%     2.44%   -0.77%    0.82%
PIMCO Global Bond
  Portfolio (Unhedged)...   ADMINISTRATIVE      5.64%     7.33%     1.18%     2.80%     -6.68%    -5.18%   -0.55%    1.09%
ProFund VP Bear..........       COMMON        -19.87%   -18.94%   -15.07%   -14.09%     -7.13%    -6.06%  -16.12%  -15.38%
ProFund VP Rising
  Rates Opportunity......       COMMON        -14.38%   -12.95%    -7.82%    -6.29%     -4.35%    -2.76%  -32.33%  -30.95%
ProFund VP UltraBull.....       COMMON         37.14%    39.34%    15.34%    17.19%     -5.57%    -4.04%   19.84%   21.77%


TOTAL RETURN***                  2013
-------------------------  ------------------
                             LOW      HIGH
                           --------  --------
EQ/Quality Bond PLUS.....   -3.57%     -3.52%
EQ/Small Company
  Index..................   33.68%     35.82%
EQ/T. Rowe Price
  Growth Stock...........   36.14%     36.22%
EQ/UBS Growth &
  Income.................   32.34%     33.89%
Fidelity(R) VIP
  Contrafund(R) Portfolio   29.39%     33.89%
Franklin Income VIP
  Fund...................   10.79%     12.57%
Franklin Rising
  Dividends VIP Fund.....   26.10%     28.16%
Invesco V.I. Diversified
  Dividend Fund..........   28.10%     29.37%
Invesco V.I. Global Core
  Equity Fund............   19.71%     21.05%
Invesco V.I. Global
  Health Care Fund.......   36.61%     38.84%
Invesco V.I. Technology
  Fund...................   22.25%     23.67%
Janus Henderson VIT
  Balanced Portfolio.....   18.57%     18.57%
Janus Henderson VIT
  Enterprise Portfolio...   30.59%     30.59%
Janus Henderson VIT
  Forty Portfolio........   29.47%     29.47%
Janus Henderson VIT
  Forty Portfolio........   27.17%     29.32%
Janus Henderson VIT
  Global Research
  Portfolio..............   26.67%     26.67%
Janus Henderson VIT
  Overseas Portfolio.....   12.95%     11.12%
MFS(R) Utilities Series..   17.70%     19.09%
Oppenheimer Global
  Fund/VA................   23.50%     25.45%
PIMCO Global Bond
  Portfolio (Unhedged)...  -11.01%     -9.58%
ProFund VP Bear..........  -28.19%    -27.39%
ProFund VP Rising
  Rates Opportunity......   13.21%     14.89%
ProFund VP UltraBull.....   63.39%     65.99%

(a) AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.
** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period


 FSA-66

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017



7.  FINANCIAL HIGHLIGHTS


    indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.


8.    SUBSEQUENT EVENTS

All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.



 FSA-67

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm..................................  F-1

Financial Statements:
 Balance Sheets, December 31, 2017 and December 31, 2016.................................  F-2
 Statements of Income (Loss), Years Ended December 31, 2017, 2016 and 2015...............  F-3
 Statements of Comprehensive Income (Loss), Years Ended December 31, 2017, 2016 and 2015.  F-4
 Statements of Shareholder's Equity, Years Ended December 31, 2017, 2016 and 2015........  F-5
 Statements of Cash Flows, Years Ended December 31, 2017, 2016 and 2015..................  F-6
 Notes to Financial Statements...........................................................  F-7
   Note 1: Organization..................................................................  F-7
   Note 2: Significant Accounting Policies...............................................  F-9
   Note 3: Investments................................................................... F-19
   Note 4: Deferred Acquisition Cost and Value of Business Acquired...................... F-27
   Note 5: Fair Value Disclosures........................................................ F-28
   Note 6: Liabilities for Unpaid Claims and Claim Expenses.............................. F-33
   Note 7: Reinsurance................................................................... F-34
   Note 8: Related Party Transactions.................................................... F-35
   Note 9: Share-based Compensation...................................................... F-36
   Note 10: Income Taxes................................................................. F-36
   Note 11: Accumulated Other Comprehensive Income....................................... F-38
   Note 12: Litigation................................................................... F-38
   Note 13: Statutory Financial Information.............................................. F-38
   Note 14: Subsequent Events............................................................ F-39

Financial Statements Schedules:
   Schedule I - Summary of Investments - Other than Investments in Related Parties....... F-40
   Schedule IV - Reinsurance............................................................. F-41

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying balance sheets of MONY Life Insurance Company of America as of December 31, 2017 and 2016 and the related statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 23, 2018

We have served as the Company's auditor since at least 1998. We have not determined the specific year we began serving as auditor of the Company.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                     2017       2016
                                                   --------   --------
                                                   (IN MILLIONS, EXCEPT
                                                    SHARE AMOUNTS)
ASSETS:
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost $1,425 and $1,099)....... $  1,451   $  1,109
  Mortgage loans on real estate...................       17         17
  Policy loans....................................      185        176
  Other invested assets...........................       63         68
                                                     --------  --------
   Total investments..............................    1,716      1,370
Cash and cash equivalents.........................       44        138
Amounts due from reinsurers.......................    1,325      1,390
Deferred policy acquisition costs.................      383        353
Deferred cost of reinsurance......................       50         57
Current and deferred income tax receivables.......       22         24
Other assets......................................       29         29
Separate Accounts assets..........................    2,015      1,747
                                                     --------  --------

TOTAL ASSETS...................................... $  5,584   $  5,108
                                                     ========  ========

LIABILITIES
Policyholders' account balances................... $  2,631   $  2,377
Future policy benefits and other
  policyholders' liabilities......................      358        347
Amounts due to reinsurers.........................      132        131
Other liabilities.................................       72         77
Separate Accounts liabilities.....................    2,015      1,747
                                                     --------  --------
   Total liabilities..............................    5,208      4,679
                                                     --------  --------

Commitments and contingent liabilities (Note 2, 5, 8, 9 and 12)

SHAREHOLDER'S EQUITY
Common Stock, $1.00 par value; 5.0 million shares
  authorized, 2.5 million issued and outstanding..        2          2
Capital in excess of par value....................      326        323
Retained earnings.................................       36         97
Accumulated other comprehensive income (loss).....       12          7
                                                     --------  --------
   Total shareholder's equity.....................      376        429
                                                     --------  --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........ $  5,584   $  5,108
                                                     ========  ========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                    2017    2016    2015
                                                   ------  ------  ------
                                                        (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  180  $  188  $  153
Premiums..........................................     23       4       1
Net derivative gains (losses).....................     (6)     (2)     (3)
Net investment income (loss)......................     48      42      38
Investment gains (losses), net:
  Total other-than-temporary impairment losses....     --      (3)     (1)
  Other investment gains (losses), net............     --      (1)     --
                                                   ------  ------  ------
  Total investment gains (losses), net............     --      (4)     (1)
                                                   ------  ------  ------
Equity in income (loss) of AllianceBernstein......      6       6       5
Other income (loss)...............................      7       8       9
                                                   ------  ------  ------
     Total revenues...............................    258     242     202
                                                   ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................     54      29      41
Interest credited to policyholders'
  account balances................................     41      43      35
Compensation and benefits.........................     51      59      36
Commissions.......................................    120     114     121
Amortization of deferred policy acquisition
  costs, net......................................    (38)     (2)    (76)
Amortization of deferred cost of reinsurance......      7       7       8
Other operating costs and expenses................     91      86      58
                                                   ------  ------  ------
     Total benefits and other deductions..........    326     336     223
                                                   ------  ------  ------
Income (loss) from operations, before income taxes    (68)    (94)    (21)
Income tax (expense) benefit......................      7      35      10
                                                   ------  ------  ------

Net Income (Loss)................................. $  (61) $  (59) $  (11)
                                                   ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                        2017    2016    2015
                                                       ------  ------  ------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
  Net Income (Loss)................................... $  (61) $  (59) $  (11)
                                                       ------  ------  ------

   Other comprehensive income (loss), net of
     income taxes:
     Change in unrealized gains (losses), net of
       reclassification adjustments (Note 11).........      5       2     (12)
                                                       ------  ------  ------
       Total other comprehensive income (loss),
         net of income taxes..........................      5       2     (12)
                                                       ------  ------  ------

Comprehensive Income (Loss)........................... $  (56) $  (57) $  (23)
                                                       ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                    2017    2016    2015
                                                   ------  ------  ------
                                                        (IN MILLIONS)
SHAREHOLDER'S EQUITY
  Common stock, at par value, beginning and end
   of year........................................ $    2  $    2  $    2
                                                   ------  ------  ------
  Capital in excess of par value, beginning
   of year........................................    323     320     317
  Changes in capital in excess of par value.......      3       3       3
                                                   ------  ------  ------
  Capital in excess of par value, end of year.....    326     323     320
                                                   ------  ------  ------
  Retained earnings, beginning of year............     97     156     167
  Net income (loss)...............................    (61)    (59)    (11)
                                                   ------  ------  ------
  Retained earnings, end of year..................     36      97     156
                                                   ------  ------  ------
  Accumulated other comprehensive income (loss),
   beginning of year..............................      7       5      17
  Other comprehensive income (loss)...............      5       2     (12)
                                                   ------  ------  ------
  Accumulated other comprehensive income (loss),
   end of year....................................     12       7       5
                                                   ------  ------  ------
TOTAL SHAREHOLDER'S EQUITY, END OF YEAR........... $  376  $  429  $  483
                                                   ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Net income (loss)............................ $  (61) $  (59) $  (11)
Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Interest credited to policyholders'
   account balances..........................     41      43      35
  Policy charges and fee income..............   (180)   (188)   (153)
  Net derivative gains (losses)..............      6       2       3
  Investment (gains) losses, net.............     --       4       1
  Dividends from AB Units....................      6       5       5
  Equity in (income ) loss from AB...........     (6)     (6)     (5)
  Amortization of deferred reinsurance costs.      7       7       8
Changes in:
  Deferred policy acquisition costs, net.....    (38)     (2)    (76)
  Future policy benefits.....................     10      (9)     12
  Current and deferred income taxes..........      2     (28)    (10)
  Other, net.................................     67      40      --
                                              ------  ------  ------

Net cash provided by (used in)
  operating activities.......................   (146)   (191)   (191)
                                              ------  ------  ------

Cash flows from investing activities:
  Proceeds from the
   sale/maturity/prepayment of:
  Fixed maturities, available for sale.......    388     128     105
  Payment for the purchase/origination of:...
  Fixed maturities, available for sale.......   (714)   (333)   (153)
  Mortgage loans on real estate..............     --     (17)     --
  Cash settlement related to
   derivative instruments....................     28     (13)     (7)
  Change in policy loans.....................     (9)    (17)     (9)
  Other, net.................................     --      (3)     (3)
                                              ------  ------  ------

Net cash provided by (used in)
  investing activities.......................   (307)   (255)    (67)
                                              ------  ------  ------

Cash flows from financing activities:
  Policyholders' account balances:
  Deposits...................................    599     455     445
  Withdrawals................................   (199)    (59)    (20)
  Transfers (to) from Separate Accounts......    (80)    (20)    (38)
  Change in collateralized
   pledged liabilities.......................     39      32      --
                                              ------  ------  ------

Net cash provided by (used in)
  financing activities.......................    359     408     387
                                              ------  ------  ------

Change in cash and cash equivalents..........    (94)    (38)    129
Cash and cash equivalents, beginning of year.    138     176      47
                                              ------  ------  ------

Cash and Cash Equivalents, End of Year....... $   44  $  138  $  176
                                              ======  ======  ======

Schedule of non-cash financing activities:
  Non-cash asset acquisition................. $   --  $    7  $   --
                                              ======  ======  ======
  Share-based Programs (Note 9).............. $    3  $    3  $    3
                                              ======  ======  ======
  Income taxes refunded (paid)............... $    8  $    7  $   (1)
                                              ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance corporation. MLOA's primary business is providing life insurance and employee benefit products to both individuals and businesses. MLOA is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   Revision of Prior Period Financial Statements

   In 2017, management identified errors in its previous financial statements. These errors primarily related to the calculation of policyholders' benefit reserves, interest credited to policyholders' account balances and deferred policy acquisition costs ("DAC") amortization for certain variable and interest sensitive life products and misclassification of an intangible asset for business acquired from a third party. Management evaluated the impact of these errors and concluded they were not material to any previously reported annual financial statements. In order to improve the consistency and comparability of the financial statements, management revised the balance sheet as of December 31, 2016 and the related statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows for the years ended December 31, 2016 and 2015 to include the revisions presented below.

                                                                        IMPACT OF
                                               AS PREVIOUSLY REPORTED   REVISIONS      AS REVISED
                                               ---------------------- -------------  --------------
                                                    DECEMBER 31,       DECEMBER 31,   DECEMBER 31,
                                               ---------------------- -------------  --------------
                                                        2016               2016           2016
                                               ---------------------- -------------  --------------
                                                                  (IN MILLIONS)
ASSETS
INVESTMENTS:
  Other invested assets....................... $                   75 $          (7) $           68
                                                                      -------------
  Total investments...........................                  1,377            (7)          1,370
  Deferred policy acquisition costs...........                    374           (21)            353
  Current and deferred income tax receivables.                     27            (3)             24
  Other assets................................                     22             7              29
                                                                      -------------
  Total Assets................................ $                5,132 $         (24) $        5,108
                                                                      -------------
LIABILITIES:
  Policyholders' account balances............. $                2,403 $         (26) $        2,377
  Future policy benefits and other
   policyholders' liabilities.................                    351            (4)            347
                                                                      -------------
Total Liabilities.............................                  4,709           (30)          4,679
EQUITY:
  Retained earnings...........................                     91             6              97
  Total shareholder's equity..................                    423             6             429
                                                                      -------------
  Total Liabilities and Shareholder's Equity.. $                5,132 $         (24) $        5,108
                                                                      -------------

                                                 AS PREVIOUSLY     IMPACT OF
                                                   REPORTED        REVISIONS      AS REVISED
                                               ----------------  ------------  ----------------
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               ----------------  ------------  ----------------
                                                 2016     2015    2016   2015    2016     2015
                                               -------  -------  -----  -----  -------  -------
                                                                 (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  Revenues:
   Policy charges and fee income.............. $   196  $   152  $  (8) $   1  $   188  $   153
                                                                 -----  -----
     Total revenues...........................     250      201     (8)     1      242      202
                                                                 -----  -----
  Benefits and other deductions:
   Policyholders' benefits....................      34       39     (5)     2       29       41
   Interest credited to policyholders'
     account balances.........................      49       42     (6)    (7)      43       35
   Amortization of deferred policy
     acquisition costs, net...................     (10)     (73)     8     (3)      (2)     (76)
                                                                 -----  -----
     Total benefits and other deductions......     339      231     (3)    (8)     336      223
  Income (loss) from operations, before
   income taxes...............................     (89)     (30)    (5)     9      (94)     (21)
  Income tax (expense) benefit................      33       13      2     (3)      35       10
                                                                 -----  -----
  Net Income (Loss)........................... $   (56) $   (17) $  (3) $   6  $   (59) $   (11)
                                                                 -----  -----

STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net Income (loss)........................... $   (56) $   (17) $  (3) $   6  $   (59) $   (11)
                                                                 -----  -----
  Comprehensive Income (Loss)................. $   (54) $   (29) $  (3) $   6  $   (57) $   (23)
                                                                 -----  -----

                                                 AS PREVIOUSLY     IMPACT OF
                                                   REPORTED        REVISIONS      AS REVISED
                                               ----------------  ------------  ----------------
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               ----------------  ------------  ----------------
                                                 2016     2015    2016   2015    2016     2015
                                               -------  -------  -----  -----  -------  -------
                                                                 (IN MILLIONS)
STATEMENTS OF SHAREHOLDER'S EQUITY:
  Retained earnings, beginning of year........ $   147  $   164  $   9  $   3  $   156  $   167
  Net income (loss)...........................     (56)     (17)    (3)     6      (59)     (11)
                                                                 -----  -----
  Retained earnings, end of year..............      91      147      6      9       97      156
                                                                 -----  -----
  Total Shareholder's Equity, End of Year..... $   423  $   474  $   6  $   9  $   429  $   483
                                                                 -----  -----

STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $   (56) $   (17) $  (3) $   6  $   (59) $   (11)
   Adjustments to reconcile net income
     (loss) to net cash provided by (used
     in) operating activities:................
   Interest credited to policyholders'
     account balances.........................      49       42     (6)    (7)      43       35
   Policy charges and fee income..............    (196)    (152)     8     (1)    (188)    (153)
   Changes in:
   Deferred policy acquisition costs, net.....     (10)     (73)     8     (3)      (2)     (76)
   Future policy benefits.....................      (4)      10     (5)     2       (9)      12
   Current and deferred income taxes..........     (26)     (13)    (2)     3      (28)     (10)
                                                                 -----  -----
   Net cash provided by (used in) operating
     activities............................... $  (191) $  (191) $  --  $  --  $  (191) $  (191)
                                                                 -----  -----

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation. Reclassifications primarily relate to our presentation of embedded derivatives, value of business acquired ("VOBA") and ceded policy loan balances. The reclassifications impacted the Net derivative gains (losses), Interest credited to policyholders' account balances, Amortization of DAC, net and Other operating costs and expenses on the statements of income (loss) and Amounts due from reinsurers and Amounts due to reinsurers on the balance sheets.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standard Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ended
   December 31, 2018. MLOA elected to early adopt the new guidance for the year ended December 31, 2016. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. MLOA adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the MLOA's financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in Accumulated Other Comprehensive Income ("AOCI") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. MLOA adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements, including income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. MLOA adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. MLOA adopted this guidance beginning January 1, 2016 and continuously updates its analysis as circumstances change or new entities are formed. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. MLOA adopted the guidance effective December 31, 2016. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on MLOA's financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on MLOA's financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment is not expected to have a material impact on MLOA's financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on MLOA's financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. MLOA expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on MLOA's financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on MLOA's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the MLOA's financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on AFS debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, MLOA has no common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings would be required at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. MLOA's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. MLOA does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on MLOA's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. Revenues within the scope of this standard and subject to MLOA's analysis largely relate to ceded commission and fees from the business reinsured with Protective Life. MLOA will adopt the new revenue recognition guidance on a modified retrospective basis beginning January 1, 2018, and its future financial statements will include required additional disclosures. Based on the assessments performed to-date, MLOA does not expect adoption of this new guidance to have a material impact on its financial condition or results of operations.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in Other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to MLOA from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Equity securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AB"), a subsidiary of Holdings, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and would be included in Other invested assets.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by MLOA include equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. MLOA nets the fair value of all derivative financial instruments with counterparties for which a standardized "ISDA Master Agreement" and related Credit Support Annex ("CSA") have been executed. MLOA uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of MLOA freestanding derivative positions, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

   MLOA is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, MLOA assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, MLOA instead may elect to carry the entire instrument at fair value.

   Commercial Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations --The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by MLOA's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on MLOA's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and VOBA related to variable life and investment-type products.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL"), variable universal life and investment-type contracts are reported as increases to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA was amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. Amortization of VOBA is reported in Other operating costs and expenses in the statements of income (loss).

   AMORTIZATION POLICY. For UL and investment type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of updates to estimated gross profits or assessments is reflected in net income (loss) in the period such estimated gross profits or assessments are updated. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholder's equity as of the balance sheet dates.

   A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, MLOA updated its RTM assumption from 9.0% to 7.0%. The average gross long term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance was 7.0% (5.63% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.63%, net of product weighted average Separate Account fees) and 0.0% ((1.37)%, net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Deferred Cost of or Gain on Reinsurance

   MLOA currently cedes an in-force book of life insurance and annuity policies written primarily prior to 2004 to Protective Life Insurance Company ("Protective Life"). As a result of the reinsurance agreement MLOA recorded a deferred cost of reinsurance asset. The cost of or gain on reinsurance at the inception of a coinsurance treaty, defined as the difference between the initial coinsurance premium paid and the amount of the net liabilities relating to the underlying reinsured policies in accordance with the reinsurance agreement, net of the ceded commission received is deferred and amortized over the lives of the underlying policies.

   Policyholders' Account Balances and Future Policy Benefits

   MLOA uses actuarial methods and assumptions that are consistently applied each reporting period and recognizes the best estimate of the ultimate liability.

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA had issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also had issued certain variable annuity products that contained a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates. MLOA's variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five-year or an annual reset.

   In connection with the reinsurance agreement with Protective Life, MLOA has reinsured 100% of the risk associated with variable annuity products with GMDB and GMIB features.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest.

   Reinsurance recoverable balances were calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Liabilities for unpaid claims and claim adjustment expenses are established for MLOA's employee benefits products which includes the following Group products: long-term and short-term disability, life insurance, vision, and dental. Unpaid claim and claim adjustment expenses consist of (1) claim reserves for known claims that are unpaid as of the balance sheet date;
   (2) Incurred But Not Reported reserves for claims where the insured event occurred but has not yet been reported to MLOA or the insured has not yet satisfied elimination period to be eligible for the benefits; and (3) claim adjustment expense reserves for settling these claims. MLOA determines Incurred But Not Reported reserves using loss ratio and completion factors methods. The claim reserves for the long-term disability claims are provided by a third party managing the claims on MLOA's behalf and the claim reserves methodology is a present value of future benefits over the expected disability period determined using actuarial assumptions. The claim adjustment expense reserves are set based on the anticipated cost associated with claim administration expenses on the run-out of business. Interest is accreted and recognized in Policyholders' benefits in MLOA's statement of income.

      . For long-term disability ("LTD") the claim reserves for the reported claims are calculated as the present value of the net monthly LTD benefits (Social Security and other offsets may be estimated if unknown) and the best estimate probabilities of the claimant remaining disabled for a given benefit payment which are based on a termination rates table adjusted for experience. Should the offsets be estimated, they are estimated using the claimant's salary, duration of disability and the probability of the offset award.

       The disability termination rates vary based on the insured's age at disability, gender, elimination period, the duration of disability, social security status and the number of months remaining in the benefit period. The rates account for the probabilities of both recovery and death. The reserves vary with plan provisions such as monthly benefit, offsets, own occupation period, benefit duration, cost of living adjustment ("COLA"), and minimum and maximum benefits. The discount rate assumptions for these liabilities are set annually and are based on projected investment returns for the asset portfolios. The interest rate is locked in for each claimant based on the year of disability.

      . For short-term and long-term disability and group life liabilities the incurred but not reported reserves are determined using the expected loss ratio method, where the expected loss ratio is applied to the underwritten premiums to determine ultimate liabilities.

      . For dental and vision this liability is primarily calculated using completion factors, where these factors complete paid-to-date claims to the ultimate liability based on past experience. For short-term and long-term disability and group life liabilities the incurred but not reported reserves are determined using the expected loss ratio method, where the expected loss ratio is applied to the underwritten premiums to determine ultimate liabilities.

   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the statements of income (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $308 million, $52 million and $(12) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as Other invested assets in the balance sheets.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including MLOA, file a consolidated federal income tax return. MLOA provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, MLOA determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, MLOA determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 MLOA financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), MLOA may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Assumption Updates and Model Changes

   In 2017, MLOA made several assumption updates and model changes, including the following: (1) updated premium funding assumptions for certain UL and variable UL products with secondary guarantees; (2) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (3) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for UL, variable UL and deferred annuity business lines; (4) updated our maintenance expense assumption for UL and variable UL products; and (5) Refined our calculation used to estimate the future costs of certain long term care benefit acceleration riders on our UL and variable UL products. The net impact of assumption changes in 2017 increased policyholders' benefits by $7 million, increased the amortization of DAC by $21 million, and increased policy charges and fee income by $4 million. This resulted in an increase in Loss from operations, before income taxes of $10 million and increased Net loss by $7 million.

   In 2016, MLOA made several assumption updates and model changes including the following (1) updates to calculate the amortization of DAC for indexed universal life ("IUL") products on a specific product specification basis rather than using one product as the basis to calculate the amortization of DAC; (2) updated the premium funding assumption used in setting variable life policyholder benefit reserves, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of unfavorable mortality experience; and (4) updated the General Account spread assumption for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $15 million, increased the amortization of DAC by $67 million and increased policy charges and fee income by $30 million, resulting in a net increase to the 2016 Loss from operations, before income taxes and Net loss of approximately $22 million and $14 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, MLOA updated its RTM assumption used to calculate VISL and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in VISL reserves of $4 million and an increase in amortization of DAC of $8 million, resulting in a net increase to the 2015 Loss from operations, before income taxes and Net loss of approximately $12 million and $8 million, respectively.

3) INVESTMENTS

   FIXED MATURITIES

   The following table provides information relating to fixed maturities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED   FAIR       OTTI
                                                COST       GAINS      LOSSES     VALUE   IN AOCI/(1)/
                                              ---------- ---------- ---------- --------- -----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      888  $      21  $       2 $     907   $      --
  Private corporate..........................        284          8          1       291          --
  U.S. Treasury, government and agency.......        232          1          1       232          --
  States and political subdivisions..........          5         --         --         5          --
  Commercial mortgage-backed.................         --         --         --        --          --
  Residential mortgage-backed................         --         --         --        --
  Asset-backed/(2)/..........................         12         --         --        12
  Redeemable preferred stock.................          4         --         --         4          --
                                              ----------  ---------  --------- ---------   ---------

Total at December 31, 2017................... $    1,425  $      30  $       4 $   1,451   $      --
                                              ==========  =========  ========= =========   =========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      819  $      16  $       8 $     827   $      --
  Private corporate..........................        205          5          2       208          --
  U.S. Treasury, government and agency.......         36         --          1        35          --
  States and political subdivisions..........          6         --         --         6          --
  Commercial mortgage-backed.................         24          7          7        24           1
  Redeemable preferred stock.................          9         --         --         9          --
                                              ----------  ---------  --------- ---------   ---------

Total at December 31, 2016................... $    1,099  $      28  $      18 $   1,109   $       1
                                              ==========  =========  ========= =========   =========

  /(1)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                 AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                              AMORTIZED
                                                COST    FAIR VALUE
                                              --------- ----------
                                                 (IN MILLIONS)
Due in one year or less...................... $      19  $      19
Due in years two through five................       228        235
Due in years six through ten.................       798        813
Due after ten years..........................       364        368
                                              ---------  ---------
   Subtotal..................................     1,409      1,435
Asset-backed.................................        12         12
Redeemable preferred stock...................         4          4
                                              ---------  ---------
Total........................................ $   1,425  $   1,451
                                              =========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                  December 31,
                                              --------------------
                                               2017    2016   2015
                                              ------  -----  -----
                                                  (IN MILLIONS)
Proceeds from sales.......................... $  325  $  49  $  19
                                              ======  =====  =====
Gross gains on sales......................... $   10  $   1  $  --
                                              ======  =====  =====
Gross losses on sales........................ $   (7) $  --  $  --
                                              ======  =====  =====
Total OTTI................................... $   --  $  (3) $  (1)
                                              ------  -----  -----
Credit losses recognized in net income (loss) $   --  $  (3) $  (1)
                                              ======  =====  =====

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

            FIXED MATURITY SECURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  ------
                                              (IN MILLIONS)
Balances at January 1,....................... $ (32) $  (42)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................    28      13
Impairments recognized this period on
  securities not previously impaired.........    --      (3)
                                              -----  ------
Balances at December 31,..................... $  (4) $  (32)
                                              =====  ======

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                               December 31,
                                               -------------
                                               2017   2016
                                               -----  -----
                                               (IN MILLIONS)
AFS Securities:
  Fixed maturity securities:
   With OTTI loss............................. $  --  $   4
   All other..................................    26      6
                                                -----  -----
Net Unrealized (Gains) Losses................. $  26  $  10
                                                =====  =====

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

  NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITY SECURITIES WITH OTTI LOSSES

                                                                                 AOCI GAIN
                                                                                   (LOSS)
                                               NET UNREALIZED     DEFERRED       RELATED TO
                                                   GAINS           INCOME      NET UNREALIZED
                                                (LOSSES) ON       TAX ASSET      INVESTMENT
                                                INVESTMENTS      (LIABILITY)   GAINS(LOSSES)
                                              ----------------  ------------  ---------------
                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $              4  $         (2) $             2
Net investment gains (losses) arising during
  the period.................................               (4)           --               (4)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............               --            --               --
Impact of net unrealized investment gains
  (losses) on:
   Deferred income taxes.....................               --            --               --
                                              ----------------  ------------  ---------------
BALANCE, DECEMBER 31, 2017................... $             --  $         (2) $            (2)
                                              ================  ============  ===============

BALANCE, JANUARY 1, 2016..................... $              4  $         (2) $             2
Net investment gains (losses) arising during
  the period.................................               (1)           --               (1)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............                1            --                1
Impact of net unrealized investment gains
  (losses) on:
   Deferred income taxes.....................               --            --               --
                                              ----------------  ------------  ---------------
BALANCE, DECEMBER 31, 2016................... $              4  $         (2) $             2
                                              ================  ============  ===============

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                 AOCI GAIN (LOSS)
                                              NET UNREALIZED         DEFERRED       RELATED TO
                                                  GAINS               INCOME      NET UNREALIZED
                                               (LOSSES) ON           TAX ASSET   INVESTMENT GAINS
                                               INVESTMENTS     DAC  (LIABILITY)      (LOSSES)
                                              --------------  ----  -----------  ----------------
                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2017.....................  $           6  $ --    $      (1)  $             5
Net investment gains (losses) arising during
  the period.................................             20    --           --                20
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --    --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --    (8)          --                (8)
   Deferred income taxes.....................             --    --           (4)               (4)
                                               -------------  ----    ---------   ---------------
BALANCE, DECEMBER 31, 2017...................  $          26  $ (8)   $      (5)  $            13
                                               =============  ====    =========   ===============

BALANCE, JANUARY 1, 2016.....................  $           4  $ (2)   $      --   $             2
Net investment gains (losses) arising during
  the period.................................             (1)   --           --                (1)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              3    --           --                 3
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     2           --                 2
   Deferred income taxes.....................             --    --           (1)               (1)
                                               -------------  ----    ---------   ---------------
BALANCE, DECEMBER 31, 2016...................  $           6  $ --    $      (1)  $             5
                                               =============  ====    =========   ===============

   The following tables disclose the fair values and gross unrealized losses of the 112 issues at December 31, 2017 and the 168 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate...........................  $     135  $       1   $     29  $       1  $     164  $       2
  Private corporate..........................         45         --         23          1         68          1
  U.S. Treasury, government and agency.......         50          1          6         --         56          1
  Asset-backed...............................          7         --         --         --          7         --
  Redeemable preferred stock.................          2         --         --         --          2         --
                                               ---------  ---------   --------  ---------  ---------  ---------

Total........................................  $     239  $       2   $     58  $       2  $     297  $       4
                                               =========  =========   ========  =========  =========  =========
December 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate...........................  $     292  $       8   $     12  $      --  $     304  $       8
  Private corporate..........................         61          2         --         --         61          2
  U.S. Treasury, government and agency.......         21          1         --         --         21          1
  Commercial mortgage-backed.................          1         --         10          7         11          7
  Redeemable preferred stock.................          9         --         --         --          9         --
                                               ---------  ---------   --------  ---------  ---------  ---------

Total........................................  $     384  $      11   $     22  $       7  $     406  $      18
                                               =========  =========   ========  =========  =========  =========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 2.1% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $25 million and $15 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $20 million and $37 million, or 1.4% and 3.4%, of the $1,425 million and $1,099 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $0 million and $0 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $2 million and $7 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, MLOA concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. At December 31, 2017, MLOA did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $0 million.

   MORTGAGE LOANS

   In 2016, MLOA issued $17 million of commercial mortgage loans, representing approximately 1.0% of 2017 invested assets. These mortgage loans were issued for apartment complex properties located in the Mid-Atlantic region. At December 31, 2017 these mortgage loans had an outstanding value of $17 million with a loan to value ratio between 0%-50% and a debt coverage service ratio greater than 2.0x. There are no valuation allowances for commercial mortgage loans for 2017, 2016, and 2015.

   EQUITY METHOD INVESTMENTS

   The following table presents MLOA's investment in 2.6 million units of AB (approximately 0.95% ownership) with a fair value of $65 million and $61 million at December 31, 2017 and 2016, respectively. MLOA's investment in AB, an affiliate, is included in Other invested assets:

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balance at January 1,........................ $  64  $  63
Equity in net income (loss)..................     6      6
Dividends received...........................    (6)    (5)
                                              -----  -----
Balance at December 31,...................... $  64  $  64
                                              =====  =====

   The tables below detail the condensed balance sheets and statements of income (loss) of AB and MLOA's equity investment and equity in income (loss) of AB.

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
BALANCE SHEETS:
Total Assets................................. $  9,295 $  8,740
                                              ======== ========
Total Liabilities............................    4,630    4,279
Redeemable non-controlling interest..........      602      393
Total Partners' Capital......................    4,063    4,068
                                              -------- --------
  Total Liabilities and Partners' Capital.... $  9,295 $  8,740
                                              ======== ========
MLOA's Equity investment in AB............... $     64 $     64
                                              ======== ========

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
Total Revenues............................... $  3,299 $  3,029 $  3,021
                                              -------- -------- --------
Total Expenses...............................    2,525    2,306    2,390
                                              -------- -------- --------
  Net Income (Loss).......................... $    721 $    695 $    587
                                              ======== ======== ========
MLOA's Equity in income (loss) of AB......... $      6 $      6 $      5
                                              ======== ======== ========

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   MLOA hedges crediting rates in the Market Stabilizer Option(R) ("MSO") in the variable life insurance products and in the Indexed Universal Life ("IUL") insurance products. The MSO and IUL products permit the contract owner to participate in the performance of an index, up to a cap for a set period of time, while MLOA absorbs, up to a certain percentage, the loss of value in an index, which varies by product segment. In order to support the returns associated with these products and features, MLOA enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, subject to caps and buffers.

   The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY

                                                              FAIR VALUE
                                                       -------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL    ASSET      LIABILITY    REPORTED IN
                                               AMOUNT  DERIVATIVES  DERIVATIVES  INCOME (LOSS)
                                              -------- ------------ ------------ --------------
AT OR FOR THE YEAR ENDED, DECEMBER 31, 2017:                    (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Options.................................... $  1,058 $        119 $         30 $           66
  Collateral.................................       --           --           90             --
NET INVESTMENT INCOME (LOSS).................                                                66
                                                                                 --------------

EMBEDDED DERIVATIVES:
MSO and IUL indexed features/(2) (3)/........       --           --           88            (72)
                                              -------- ------------ ------------ --------------

Balances, December 31, 2017.................. $  1,058 $        119 $        208 $           (6)
                                              ======== ============ ============ ==============

At or For the Year Ended, December 31, 2016:
Freestanding derivatives:
Equity contracts:/(1)/
  Options.................................... $    776 $         76 $         20 $           18
  Collateral.................................       --           --           58             --
Net investment income (loss).................                                                18

Embedded derivatives:
MSO and IUL indexed features/(2) (3)/........       --           --           53            (20)
                                              -------- ------------ ------------ --------------
Balances, December 31, 2016.................. $    776 $         76 $        131 $           (2)
                                              ======== ============ ============ ==============

  /(1)/Reported in Other invested assets in MLOA's balance sheets.
  /(2)/MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the balance sheets.
  /(3)/Reported in Net derivative gains (losses) in the statements of income
       (loss)

   For 2017, 2016 and 2015 Net derivative gains (losses) included $42 million, $(2) million and $6 million of realized gains (losses) on contracts closed during those periods and $24 million, $20 million and $(15) million of unrealized gains (losses) on derivative positions at year end.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to MLOA if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates MLOA would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions MLOA generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." MLOA further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which MLOA conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, MLOA will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. MLOA generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of MLOA's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the balance sheets and are reported either as assets in Other invested assets, except for embedded insurance-related derivatives as described above. MLOA nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, MLOA held $90 million and
   $58 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2017 and 2016 was not material.

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                GROSS    GROSS AMOUNTS    NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
DESCRIPTION
Derivatives:
Equity contracts............................. $      119 $           30 $             89
Collateral...................................         --             90              (90)
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................        119            120               (1)
Other financial assets.......................         64             --               64
                                              ---------- -------------- ----------------
  Other invested assets...................... $      183 $          120 $             63
                                              ========== ============== ================

LIABILITIES
DESCRIPTION
Derivatives:
Equity contracts............................. $       30 $           30 $             --
Collateral...................................         90             90               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................        120            120               --
Other financial liabilities..................         71             --               71
                                              ---------- -------------- ----------------
  Other liabilities.......................... $      191 $          120 $             71
                                              ========== ============== ================

  /(1)/All derivatives were subject to ISDA Master Agreements at December 31,
       2017.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2017.

                COLLATERAL AMOUNTS OFFSET IN THE BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                             COLLATERAL (RECEIVED)/HELD
                                                            --------------------------
                                              FAIR VALUE OF  FINANCIAL                    NET
                                                 ASSETS     INSTRUMENTS      CASH       AMOUNTS
                                              ------------- -----------     ------      -------
                                                            (IN MILLIONS)
ASSETS
  Total derivatives..........................        $   89       $  --     $  (90)       $  (1)
Other financial assets.......................            64          --         --           64
                                                     ------       -----         ------    -----
  OTHER INVESTED ASSETS......................        $  153       $  --     $  (90)       $  63
                                                     ======       =====         ======    =====

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (in millions)
ASSETS
Description
Derivatives:
Equity contracts.............................     $   76          $  20            $  56
Collateral...................................         --             58              (58)
                                                  ------          -----            -----
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................         76             78               (2)
Other financial instruments..................         70             --               70
                                                  ------          -----            -----
  Other invested assets......................     $  146          $  78            $  68
                                                  ======          =====            =====

LIABILITIES
Description
Derivatives:
Equity contracts.............................     $   20          $  20            $  --
                                                  ------          -----            -----
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................         78             78               --
Other financial liabilities..................         77             --               77
                                                  ------          -----            -----
  Other liabilities..........................     $  155          $  78            $  77
                                                  ======          =====            =====

  /(1)/All derivatives were subject to ISDA Master Agreements at December 31,
       2016.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2016.

           Gross Collateral Amounts Not Offset in the Balance Sheets
                             At December 31, 2016

                                                            Collateral (Received)/Held
                                                            -------------------------
                                              Fair Value of  Financial
                                                 Assets     Instruments      Cash       Net Amounts
                                              ------------- ----------- -------------  ------------
                                                                  (in millions)
ASSETS
  Total derivatives.......................... $          56 $        -- $         (58) $         (2)
Other financial assets.......................            70          --            --            70
                                              ------------- ----------- -------------  ------------
  Other invested assets...................... $         126 $        -- $         (58) $         68
                                              ============= =========== =============  ============

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                               2017   2016   2015
                                              -----  -----  -----
                                                 (IN MILLIONS)
Fixed maturities............................. $  49  $  43  $  40
Mortgage loans on real estate................     1      1     --
Policy loans.................................     1      1      1
                                              -----  -----  -----
Gross investment income (loss)...............    51     45     41
Investment expenses..........................    (3)    (3)    (3)
                                              -----  -----  -----
  Net Investment Income (Loss)............... $  48  $  42  $  38
                                              =====  =====  =====

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                              2017   2016    2015
                                              ----- ------  ------
                                                  (IN MILLIONS)
Fixed maturities............................. $  -- $   (4) $   (1)
                                              ----- ------  ------
Investment Gains (Losses), Net............... $  -- $   (4) $   (1)
                                              ===== ======  ======

4) DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   DAC

   Changes in deferred policy acquisition costs at December 31, 2017 and 2016 were as follows:

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)

Balance, beginning of year................... $  353  $  351
Capitalization of commissions, sales and
  issue expenses.............................    109     103
Amortization.................................    (71)   (101)
Change in unrealized investment gains and
  losses.....................................     (8)     --
                                              ------  ------
Balance, End of Year......................... $  383  $  353
                                              ======  ======

   VOBA

   MLOA's VOBA asset amortized to $0 million in 2016. For 2017, 2016 and 2015, amortization expense related to VOBA was $0 million, $9 million and $0 million, respectively and reported in Other operating costs and expenses.

5) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. MLOA recognizes transfers between valuation levels at the beginning of the reporting period.

                            FAIR VALUE MEASUREMENTS

                                                LEVEL 1   LEVEL 2  LEVEL 3   TOTAL
                                               --------- --------- ------- ---------
                                                           (IN MILLIONS)
DECEMBER 31, 2017
-----------------
ASSETS:
Investments:
  Fixed maturity securities,
  available-for-sale:
   Public corporate........................... $      -- $     907   $  -- $     907
   Private corporate..........................        --       285       6       291
   U.S. Treasury, government and agency.......        --       232      --       232
   States and political subdivisions..........        --         5      --         5
   Asset-backed...............................        --        12      --        12
   Redeemable preferred stock.................         4        --      --         4
                                               --------- ---------   ----- ---------
     Subtotal.................................         4     1,441       6     1,451
                                               --------- ---------   ----- ---------
  Trading securities..........................         1        --      --         1
  Options.....................................        --        89      --        89
Cash equivalents..............................        44        --      --        44
Separate Accounts assets......................     1,999        14      --     2,013
                                               --------- ---------   ----- ---------
   Total Assets............................... $   2,048 $   1,544   $   6 $   3,598
                                               ========= =========   ===== =========

LIABILITIES:
Contingent payment arrangements............... $      -- $      --   $   4 $       4
MSO and IUL indexed features' liability.......        --        88      --        88
                                               --------- ---------   ----- ---------
   Total Liabilities.......................... $      -- $      88   $   4 $      92
                                               ========= =========   ===== =========

                            FAIR VALUE MEASUREMENTS

                                               LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                               -------- -------- -------- --------
                                                          (IN MILLIONS)
December 31, 2016
-----------------
ASSETS:
Investments:
  Fixed maturity securities,
  available-for-sale:
   Public corporate........................... $     -- $    827 $     -- $    827
   Private corporate..........................       --      201        7      208
   U.S. Treasury, government and agency.......       --       35       --       35
   States and political subdivisions..........       --        6       --        6
   Commercial mortgage-backed.................       --       --       24       24
   Redeemable preferred stock.................        9       --       --        9
                                               -------- -------- -------- --------
     Subtotal.................................        9    1,069       31    1,109
                                               -------- -------- -------- --------
  Trading securities..........................        1       --       --        1
  Options.....................................       --       56       --       56
Cash equivalents..............................      109       --       --      109
Separate Accounts assets......................    1,732       14       --    1,746
                                               -------- -------- -------- --------
   Total Assets............................... $  1,851 $  1,139 $     31 $  3,021
                                               ======== ======== ======== ========

LIABILITIES:
Contingent payment arrangements............... $     -- $     -- $      7 $      7
MSO and IUL indexed features' liability.......       --       53       --       53
                                               -------- -------- -------- --------
   Total Liabilities.......................... $     -- $     53 $      7 $     60
                                               ======== ======== ======== ========

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $1,149 million and $888 million or approximately 31.9% and 29.4% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $302 million and $221 million or approximately 8.4% and 7.3% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 56.9% and 61.3% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Account assets.

   Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 42.9% and 37.7% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   MLOA's IUL product and in the MSO investment option available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index. These investment options, which depending on the product and on the index selected can currently have 1 or 3 year terms, provide for participation in the performance of specified indices, price movements up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.2% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. At December 31, 2017 and 2016, MLOA did not hold any fixed maturities, included in the Level 3 classification, with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately
   $0 million and $24 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. MLOA utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   MLOA's Level 3 liabilities include contingent payment arrangements associated with a Renewal Rights Agreement (the "Renewal Rights Agreement") that transitions certain group employee benefits policies beginning
   January 1, 2017 from an insurer exiting such business to MLOA. The fair value of the contingent payments liability associated with this transaction is measured and adjusted each reporting period through final settlement using projected premiums from these policies, net of potential surrenders and terminations, and applying a risk-adjusted discount factor (7% at December 31, 2017) to the resulting cash flows.

   In 2017 and 2016, there were no AFS fixed maturities were transferred from Level 2 into the Level 3 classification.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               COMMERCIAL  CONTINGENT
                                                               MORTGAGE-     PAYMENT
                                                  CORPORATE      BACKED    ARRANGEMENT
                                                ------------  -----------  -----------
                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $          7  $        24  $         7
Total gains (losses), realized and
  unrealized included in:
   Income (loss) as:
     Investment gains (losses), net............           --            1           --
Other comprehensive income (loss)..............           --           --           --
Purchases......................................           --           --           --
Sales..........................................           (1)         (25)          --
Change in estimate.............................           --           --           (3)
                                                ------------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $          6  $        --  $         4
                                                ============  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $          8  $        31  $        --
Total gains (losses), realized and
  unrealized included in:
   Income (loss) as:
     Investment gains (losses), net............           --           (4)          --
Other comprehensive income (loss)..............           --            1           --
Purchases......................................           --           --            7
Sales..........................................           (1)          (4)          --
                                                ------------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $          7  $        24  $         7
                                                ============  ===========  ===========

BALANCE, JANUARY 1, 2015....................... $          8  $        26  $        --
Total gains (losses), realized and
  unrealized included in:
   Income (loss) as:
     Investment gains (losses), net............           --           (2)          --
     Other comprehensive income (loss).........           --            8           --
Sales..........................................           (1)          (1)          --
Transfers into Level 3/(1)/....................            1           --           --
                                                ------------  -----------  -----------
BALANCE, DECEMBER 31, 2015..................... $          8  $        31  $        --
                                                ============  ===========  ===========

   /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2017, 2016 and 2015 by category for Level 3 assets still held at December 31, 2017, 2016 and 2015, respectively.

                                                     OCI
                                                -------------
                                                (IN MILLIONS)
HELD AS OF DECEMBER 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................  $         --
                                                 ------------
       Total...................................  $         --
                                                 ============

Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................  $          1
                                                 ------------
       Total...................................  $          1
                                                 ============

Held as of December 31, 2015:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Corporate.................................  $         (1)
                                                 ------------
       Commercial mortgage-backed..............             8
                                                 ------------
       Total...................................  $          7
                                                 ============

   At December 31, 2017 and 2016, MLOA had $6 million and $31 million, respectively, of investments classified as Level 3. The underlying quantitative inputs to measure the fair value of these investments are not developed by MLOA and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 FAIR VALUE
                                              CARRYING ------------------------------
                                               VALUE   LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              -------- ------- ------- ------- ------
                                                           (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Mortgage loans on real estate................  $    17  $   --  $   --  $   17 $   17
Policy Loans.................................      185      --      --     224    224
Policyholders liabilities: Investment
  contracts..................................      153      --      --     156    156

December 31, 2016
-----------------
Mortgage loans on real estate................  $    17  $   --  $   --  $   16 $   16
Policy Loans.................................      176      --      --     210    210
Policyholders liabilities: Investment
  contracts..................................      168      --      --     170    170

   Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

   The fair values for MLOA's supplementary contracts not involving life contingencies and deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk.

6) LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   The liability for unpaid claims and claim expenses as of December 31, 2017 is as follows, the liability for unpaid claims and claim expenses as of December 31, 2016 was not material. The liability for unpaid claims and claim expenses is recorded in Future policy benefits and other policyholders' liabilities in MLOA's balance sheet:

                                                  2017
                                              -------------
                                              (IN MILLIONS)
Group Employee Benefits......................  $        9.9

   The following table shows a rollforward of the liability for unpaid claims and claim expenses:

                                                  2017
                                              -------------
                                              (IN MILLIONS)
Gross Balance at January 1, 2017.............  $        1.1
Less Reinsurance.............................           0.1
                                               ------------
Net Balance at January 1, 2017...............  $        1.0
                                               ============
Incurred Claims (net) Related to:
  Current Year...............................  $       18.5
  Prior Year.................................          (0.7)
                                               ------------
Total Incurred...............................  $       17.8
                                               ============
Paid Claims (net) Related to:
  Current Year...............................  $       12.1
  Prior Year.................................           0.2
                                               ------------
Total Paid...................................  $       12.3
                                               ============
Net Balance at December 31, 2017.............  $        6.5
Add Reinsurance..............................           3.4
                                               ------------
Gross Balance at December 31, 2017...........  $        9.9
                                               ============

   Reinsurance in the table above reflects amounts due from reinsurer for the long-term and short-term disability unpaid claims and claim expenses liabilities.

   LONG-TERM DISABILITY DEVELOPMENT TABLES

   The table below presents information about incurred and paid claims development as of December 31, 2017, net of reinsurance, cumulative claims frequency, and total incurred but not reported liabilities ("IBNR") for MLOA's long-term disability business.

                  CUMULATIVE PAID CLAIMS, NET OF REINSURANCE

                                                  2017
                                              -------------
INCURRAL YEAR                                 (IN MILLIONS)
2017.........................................  $        0.1
                                               ------------
Cumulative long-term disability paid claims..  $        0.1
                                               ============

   INCURRED CLAIMS (UNDISCOUNTED RUNOUT, NET OF REINSURANCE)

                                                              CLAIM
                                               2017   IBNR  FREQUENCY
                                              ------ ------ ---------
INCURRAL YEAR                                 (IN MILLIONS)
2017......................................... $  2.1 $  0.7        56
                                              ------ ------
Cumulative long-term disability
   incurred claims........................... $  2.1 $  0.7
                                              ====== ======

   The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits.

   The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

   MLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on projected investment returns for the asset portfolios. The discount rate is 3.6%.

   The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in MLOA's balance sheet as of December 31, 2017.

                                                  2017
                                              -------------
                                              (IN MILLIONS)
LONG-TERM DISABILITY CLAIM DEVELOPMENT
TABLE, NET OF REINSURANCE
Undiscounted Incurred Claims, net
   of reinsurance............................  $        2.1
Subtract Cumulative Paid Claims, net
   of reinsurance............................          (0.1)
Subtract Impact of Discounting, net
   of reinsurance............................          (0.3)
                                               ------------
Liabilities for unpaid claim and claim
  expense, net of reinsurance................  $        1.7
                                               ------------

UNPAID CLAIMS AND CLAIM EXPENSES, NET OF
REINSURANCE
Liabilities for unpaid claim and claim
  expense, net
   of reinsurance............................  $        1.7
Other short-duration contracts, net of
  reinsurance................................           4.8
                                               ------------
Total liabilities for unpaid claim and claim
  expense, net
   of reinsurance............................  $        6.5
                                               ------------

REINSURANCE RECOVERABLE ON UNPAID CLAIMS
Long-term disability.........................  $        2.1
Other short-duration contracts...............           1.3
                                               ------------
Total Reinsurance Recoverable................  $        3.4
                                               ------------
TOTAL LIABILITY FOR UNPAID CLAIM AND CLAIM
  EXPENSE....................................  $        9.9
                                               ============

   The other short duration contracts include group life, short-term disability, dental, and vision. Liabilities for these products are typically complete within one year. Claim development on these liabilities are largely driven by completion factors and loss ratio assumptions.

7) REINSURANCE

   MLOA cedes and assumes reinsurance with other insurance companies. Since ceded reinsurance does not relieve the originating insurer of liability, MLOA evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

   The following table summarizes the effect of reinsurance:

                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Direct policy charges and fee income......... $    243  $    249  $    207
Reinsurance assumed..........................       --        --        --
Reinsurance ceded............................      (63)      (61)      (54)
                                              --------  --------  --------
Policy charges and fee income................ $    180  $    188  $    153
                                              ========  ========  ========
Direct premiums.............................. $     59  $     38  $     39
Reinsurance assumed..........................        3         3         1
Reinsurance ceded............................      (39)      (37)      (39)
                                              --------  --------  --------
Premiums..................................... $     23  $      4  $      1
                                              ========  ========  ========
Direct policyholders' benefits............... $    163  $    139  $    189
Reinsurance assumed..........................        1         2         1
Reinsurance ceded............................     (110)     (112)     (149)
                                              --------  --------  --------
Policyholders' benefits...................... $     54  $     29  $     41
                                              ========  ========  ========

   On October 1, 2013, MLOA entered into an agreement with Protective Life to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. As of December 31, 2017 and 2016 included in MLOA's balance sheet were Amounts due from reinsurers of $1,287 million and $1,157 million, respectively, including $1,041 million and $1,092 million of Policyholder's account balances relating to the reinsurance agreement with Protective Life. During 2017, 2016 and 2015, respectively, total premiums ceded to Protective Life were $21 million, $20 million and $21 million and policyholder benefits ceded were $82 million, $79 million and $102 million. As of December 31, 2017, Protective Life is rated AA-. Included in the reinsured business to Protective Life were policies with GMDB and GMIB features which had a reserve balance of $5 million and $1 million at December 31, 2017, respectively and $6 million and $2 million at December 31, 2016, respectively. As a result of the reinsurance agreement Protective Life will receive all the benefits from and assumes all the risks from other reinsurance contracts to which MLOA was a party for the block of business reinsured.

   For business not reinsured with Protective Life, MLOA generally reinsures its variable life, UL and term life insurance policies on an excess of retention basis. MLOA generally retains up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and indirect wholly-owned subsidiary of Holdings, up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits MLOA typically obtains reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount MLOA retained in exchange for an agreed-upon premium.

   At December 31, 2017 and 2016, respectively, amounts due from reinsurers related to insurance contracts amounted to $1,325 million and $1,390 million, of which $22 million and $27 million (not including Protective Life) related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated AA- or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   At December 31, 2017 and 2016, respectively, amounts due to reinsurers related to insurance contracts amounted to $132 million and $131 million, all related to ceded policy loans to Protective Life.

   For affiliated reinsurance agreements see Note 8, "Related Party
   Transactions."

8) RELATED PARTY TRANSACTIONS

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred costs of $131 million, $129 million and $88 million for 2017, 2016 and 2015, respectively. At December 31, 2017, 2016, and 2015, respectively, MLOA reported a $42 million, $21 million, and $15 million payable to AXA Equitable in connection with its service agreement, recorded in other liabilities on the MLOA balance sheet.

   Various AXA affiliates cede a portion of their life, health and catastrophic insurance business through reinsurance agreements to AXA Global Life, an affiliate. In 2008, AXA Global Life in turn, began retroceding a quota share portion of these risks to MLOA on a one-year term basis.

   Premiums assumed by MLOA from this reinsurance transaction during 2017, 2016 and 2015, were $2 million, $2 million and $1 million, respectively. Claims and expenses assumed under these agreements during 2017, 2016 and 2015 were $1 million, $2 million and $1 million, respectively.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewable term basis, and, through April 10, 2018, reinsured the no lapse guarantee riders through AXA RE Arizona Company, an affiliate ("AXA RE Arizona"). On April 11, 2018, all of the business MLOA reinsured to AXA RE Arizona was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona. EQ AZ Life Re is an indirect, wholly owned subsidiary of Holdings. Premiums earned from the above mentioned affiliated reinsurance transactions during 2017, 2016 and 2015, were $3 million, $3 million and $2 million, respectively. There were no claims and expenses assumed under these agreements during 2017, 2016 and 2015.

   In 2017, 2016 and 2015, respectively, MLOA paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $103 million, $93 million and $84 million of commissions and fees for sales of insurance products.

   MLOA paid $43 million, $43 million and $57 million in commissions and fees for the sale of its insurance products to AXA Distributors, LLC ("AXA Distributors") a broker-dealer and insurance general agency affiliate, in 2017, 2016 and 2015, respectively.

   Variable life products offer purchasers the opportunity to direct the investment of their account values into various Separate Account investment options. The investment options available to MLOA's variable life policyholders are comprised of the proprietary fund families of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP Trust"), each of which are mutual funds for which MLOA's affiliate, AXA Equitable Funds Management Group, LLC, serves as the investment manager and administrator.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $1 million for 2017, 2016 and 2015, respectively.

9) SHARE-BASED COMPENSATION

   Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by AXA Financial or AXA. MLOA was allocated $3 million of compensation costs, included in Compensation and benefits in the statement of income (loss), for share-based payment arrangements during each year 2017, 2016 and 2015.

10)INCOME TAXES

   A summary of the income tax (expense) benefit in the statements of income
   (loss) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $   (1) $    9 $    5
  Deferred (expense) benefit.................      8      26      5
                                              ------  ------ ------
Total........................................ $    7  $   35 $   10
                                              ======  ====== ======

   At December 31, 2017 and 2016, MLOA had current taxes payable of $8 million and current taxes receivable of $1 million, respectively.

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the Income (loss) from operations, before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2017    2016   2015
                                              -------  ------ ------
                                                  (IN MILLIONS)
Expected income tax (expense) benefit........ $    23  $   33 $    9
Dividends received deduction.................       2       2      1
Change in tax law............................     (18)     --     --
                                              -------  ------ ------
Income Tax (Expense) Benefit................. $     7  $   35 $   10
                                              =======  ====== ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued SAB 118 to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, MLOA determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in MLOA's financial statements:

      . An income tax expense of $18 million from the reduction of deferred tax assets due to lower corporate tax rates. MLOA will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $0.2 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

The components of the net deferred income taxes are as follows:

                                              DECEMBER 31, 2017   December 31, 2016
                                              ------------------ -------------------
                                              ASSETS LIABILITIES Assets  Liabilities
                                              ------ ----------- ------- -----------
                                                          (IN MILLIONS)
Reserves and reinsurance..................... $   64      $   -- $   101      $   --
DAC..........................................     --          49      --          81
Investments..................................      5          --      --          11
Other........................................      9          --      13          --
                                              ------      ------ -------      ------
Total........................................ $   78      $   49 $   114      $   92
                                              ======      ====== =======      ======

   As of December 31, 2017, MLOA had $2 million of AMT credits which do not expire.

   At December 31, 2017 and 2016 of the total amount of unrecognized tax benefits, $4 million and $4 million respectively, would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $0.3 million and $0.3 million respectively. Tax expense for 2017 reflected a benefit of $0.0 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2017   2016   2015
                                              ----- ------  -----
                                                 (IN MILLIONS)
Balance, beginning of year................... $   4 $    7  $   6
Additions/(Subtraction) for tax positions of
  prior years................................    --     (3)     1
                                              ----- ------  -----
Balance, End of Year......................... $   4 $    4  $   7
                                              ===== ======  =====

   It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   During the first quarter of 2016, MLOA agreed to the Internal Revenue Service's Revenue Agent's Reports for MONY Life's consolidated amended Federal 2004-2007 and consolidated Federal 2008 and 2009 corporate income tax returns. The impact on MLOA's 2016 statement of income (loss) is an income tax benefit of $0.2 million. In 2017, the IRS commenced their examination of the 2010 through 2013 tax years.

11)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on investments that are not reflected in income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016  2015
                                              ------ ----- -----
                                                (IN MILLIONS)
Unrealized gains (losses) on investments,
  net of adjustments......................... $   12 $   7 $   5
                                              ------ ----- -----
Total Accumulated Other Comprehensive Income
  (Loss)..................................... $   12 $   7 $   5
                                              ====== ===== =====

   The components of OCI for the past three years follow:

                                                    DECEMBER 31,
                                              -----------------------
                                               2017    2016     2015
                                              ------  ------  -------
                                                   (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $   12  $   (1) $   (13)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/........     --       3       --
                                              ------  ------  -------
Change in net unrealized gains (losses) on
  investments................................     12       2      (13)
Adjustments for DAC and Other................     (7)     --        1
                                              ------  ------  -------
Other Comprehensive Income (Loss), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $1, $1 and $(6)... $    5  $    2  $   (12)
                                              ======  ======  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $0 million, $1 million and $0 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the statements of income (loss). Amounts presented in the table above are net of tax.

12)LITIGATION

   A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which MLOA does business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. MLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

13)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to AEFS. Under Arizona Insurance Law, a domestic life insurer may not, without prior approval of the Director of Insurance, pay a dividend to its shareholder exceeding an amount calculated based on a statutory formula. This formula would not permit MLOA to pay shareholder dividends during 2017. For 2017, 2016 and 2015, MLOA's statutory net income (loss) was $(12) million, $(14) million and $(4) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $318 million and $331 million at December 31, 2017 and 2016, respectively. There were no shareholder dividends paid to its parent by MLOA in 2017, 2016 and 2015.

   At December 31, 2017, MLOA, in accordance with various government and state regulations, had $7 million of securities on deposit with such government or state agencies.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the Arizona Department of Insurance and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP (h) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting and (i) cost of reinsurance is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

   MLOA holds approximately $600,000 of liabilities for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. MLOA also holds approximately $500,000 of assets for premium tax offsets that are expected to be realized with respect to these assessments and an additional $100,000 asset for premium tax offsets for assessments already paid. MLOA has not received notifications in 2017 of any other new insolvency material to MLOA's financial results of operations or financial condition.

14)SUBSEQUENT EVENTS

   On April 11, 2018, all of the business MLOA reinsured to AXA RE Arizona was novated to EQ AZ Life Re, a newly formed captive insurance company organized under the laws of Arizona. EQ AZ Life Re is an indirect, wholly owned subsidiary of Holdings.

   In February 2018, MLOA joined the membership for Federal Home Loan Bank of San Francisco ("FHLBSF"), which provides us with access to collateralized borrowings and other FHLBSF products. MLOA currently does not have any outstanding borrowing amount from FHLBSF.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
Fixed Maturities
  U.S. government, agencies and authorities..      232         232      232
  State, municipalities and political
   subdivisions..............................        5           5        5
  Public utilities...........................      209         212      212
  All other corporate bonds..................      963         986      986
  Asset-backed...............................       12          12       12
  Redeemable preferred stocks................        4           4        4
                                                 -----       -----    -----
Total fixed maturities.......................    1,425       1,451    1,451
                                                 -----       -----    -----

Mortgage loans on real estate................       17          17       17
Policy loans.................................      185         224      185
Other invested assets........................       63          63       63
                                                 -----       -----    -----
  Total Investments..........................    1,690       1,755    1,716
                                                 =====       =====    =====

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedown.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                  SCHEDULE IV
                                  REINSURANCE
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                      ASSUMED             PERCENTAGE
                                          CEDED TO     FROM               OF AMOUNT
                                 GROSS      OTHER      OTHER      NET      ASSUMED
                                 AMOUNT   COMPANIES  COMPANIES   AMOUNT     TO NET
                               ---------- ---------- --------- ---------- ----------
                                                   (IN MILLIONS)
2017
----
Life Insurance In-Force....... $   59,722 $   26,880 $   1,194 $   34,036        3.5%
                               ========== ========== ========= ==========  =========
Premiums:
Life insurance and annuities.. $       48 $       36 $       3 $       15       20.0%
Accident and health...........         11          3        --          8         --%
                               ---------- ---------- --------- ----------  ---------
Total Premiums................ $       59 $       39 $       3 $       23       13.0%
                               ========== ========== ========= ==========  =========
2016
----
Life Insurance In-Force....... $   53,508 $   27,802 $     637 $   26,343        2.4%
                               ========== ========== ========= ==========  =========
Premiums:
Life insurance and annuities.. $       37 $       37 $       3 $        3      100.0%
Accident and health...........          1         --        --          1         --%
                               ---------- ---------- --------- ----------  ---------
Total Premiums................ $       38 $       37 $       3 $        4       75.0%
                               ========== ========== ========= ==========  =========
2015
----
Life Insurance In-Force....... $   49,744 $   28,474 $     661 $   21,931        3.0%
                               ========== ========== ========= ==========  =========
Premiums:
Life insurance and annuities.. $       39 $       39 $       1 $        1      100.0%
Accident and health...........         --         --        --         --         --%
                               ---------- ---------- --------- ----------  ---------
Total Premiums................ $       39 $       39 $       1 $        1      100.0%
                               ========== ========== ========= ==========  =========

                                   PART C


                              OTHER INFORMATION


ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in Part B of the Registration Statement:

           The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

     (b) The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

          (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

          (2)  Not applicable.

          (3) (a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

              (b) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America, MONY Securities Corporation, and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

                   (i) Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

                   (ii) Second Amendment dated as of August 1, 2015 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

              (c) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

              (d) Form of Wholesale Broker-Dealer Supervisor and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

              (e) General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068), filed on March 13, 2012.

                   (i) First Amendment dated as of August 1, 2006 to General
                       Agent Sales Agreement dated as of August 1, 2006 by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

                   (ii) Second Amendment dated as of April 1, 2008 to General
                        Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

                   (iii) Form of the Third Amendment to General Agent Sales
                         Agreement dated as of October 1, 2013 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

                   (iv) Form of the Fourth Amendment to General Agent Sales
                        Agreement dated as of October 1, 2014 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

                   (v) Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015 by and between MONY Life Insurance Company of America ("MONY America") and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

              (f) Broker-Dealer Distribution and Servicing Agreement dated June
                  6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

              (g) Broker-Dealer and General Agent Servicing Agreement for
                  In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

              (h) Wholesale Level Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

          (4) Form of flexible payment variable annuity contract, incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.

          (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.

          (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22,
                   2004), incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

              (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

          (7) Reinsurance Agreement by and among MONY Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

          (8) (a) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

                   (i) AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the

                  "Distributor"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                  (ii)   Amendment No. 1, dated as of June 4, 2013 ("Amendment
                       No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                  (iii)  Amendment No. 2, dated as of October 21, 2013
                       ("Amendment No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                  (iv)  Amendment No. 3, dated as of November 1, 2013
                       ("Amendment No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

                  (v) Amendment No. 4, dated as of April 4, 2014 ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

                  (vi)  Amendment No. 5, dated as of June 1, 2014 ("Amendment
                       No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

                  (vii) Amendment No. 6, dated as of July 16, 2014 ("Amendment
                       No. 6"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

                  (viii) Amendment No. 7, dated as of July 16, 2014 ("Amendment
                       No. 7"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.


                  (ix)  Amendment No. 8, dated as of December 21, 2015
                       ("Amendment No. 8"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Trust Registration Statement on Form N1-A (File No. 333-17217) filed on February 11, 2016.



                  (x) Amendment No. 9, dated as of December 9, 2016 ("Amendment No. 9"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N1-A (File No. 333-17217) filed on January 31, 2017.



                  (y) Amendment No. 10, dated as of May 1, 2017, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference to Post-Effective Amendment No. 125 to the EQ Advisors Trust Registration Statement filed on April 28, 2017 (File No. 333-17217).



                  (z) Amendment No. 11, dated as of November 1, 2017, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors

                       Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference to Post-Effective Amendment No. 128 to the EQ Advisors Trust Registration Statement filed on October 27, 2017 (File No. 333-17217).


              (b) Participation Agreement -- among AXA Premier VIP Trust, MONY
                  Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

                   (i) Amended and Restated Participation Agreement made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an Account"), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No.333-70754) filed on October 2, 2013.

                   (ii)   Amendment No. 1, dated as of October 21, 2013
                       ("Amendment No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                   (iii)  Amendment No. 2, dated as of November 1, 2013
                       ("Amendment No.2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties")., incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

                   (iv)  Amendment No. 3, dated as of April 18, 2014
                       ("Amendment No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                   (v)  Amendment No. 4, dated as of July 8, 2014 ("Amendment
                       No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.


                   (vi)  Amendment No. 5, dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N1-A (File No. 333-70754) filed on April 26, 2016.


              (c) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Annual Report on Form 10-K (File No. 333-65423) filed on March 31, 2005.

          (9) Opinion and Consent of Shane Daly, MONY Life Insurance Company of America, as to the legality of the securities being registered, filed herewith.

          (10) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America, filed herewith.


          (11) Not applicable.

           (12) Not applicable.


           (13) Powers of Attorney, filed herewith.




ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR


      * The business address for all officers and directors of MONY America is 525 Washington Boulevard, Jersey City, New Jersey 07310.


NAME AND PRINCIPAL BUSINESS ADDRESS                                                POSITIONS AND OFFICES WITH MONY AMERICA
----------------------------------------------------------------------  ------------------------------------------------------------
DIRECTORS
Thomas Buberl                                                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh                                                    Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                                                          Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                                                         Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira                                                       Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott                                                        Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Richard C. Vaughan                                                      Director
764 Lynnmore Lane
Naples, FL 34108-7522

George H. Stansfield                                                    Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill                                                  Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, NY 10024

OFFICER-DIRECTOR
*Mark Pearson                                                           Chairman of the Board, Chief Executive Officer,
                                                                        Director and President

OTHER OFFICERS
*Dave S. Hattem                                                         Senior Executive Vice President, Secretary and
                                                                        General Counsel

*Heinz-Juergen Schwering                                                Senior Vice President and Chief Risk Officer


NAME AND PRINCIPAL BUSINESS ADDRESS                                              POSITIONS AND OFFICES WITH MONY AMERICA
-----------------------------------------------------------------------  -----------------------------------------------------
*Anders B. Malmstrom                                                     Senior Executive Vice President and Chief
                                                                         Financial Officer

*Marine de Boucaud                                                       Senior Executive Vice President and Chief
                                                                         Human Resources Officer

*Joshua E. Braverman                                                     Senior Executive Vice President

*Kermitt J. Brooks                                                       Senior Vice President and Deputy General
                                                                         Counsel

*Michael B. Healy                                                        Senior Executive Vice President and Chief
                                                                         Information Officer

*Andrea M. Nitzan                                                        Executive Vice President, Chief Accounting
                                                                         Officer and Controller

*Brian Winikoff                                                          Senior Executive Vice President and Head of
                                                                         U.S. Life, Retirement and Wealth Management

*Andrienne Johnson                                                       Senior Executive Vice President and Chief
                                                                         Transformation Officer

*Kevin Molloy                                                            Senior Executive Vice President

*Keith Floman                                                            Senior Vice President and Chief Actuary

*David Kam                                                               Senior Vice President and Actuary

*David Karr                                                              Senior Executive Vice President

*Michel Perrin                                                           Senior Vice President and Actuary

*Naomi J. Weinstein                                                      Vice President

*Yun ("Julia") Zhang                                                     Vice President and Treasurer

*Steven M. Joenk                                                         Senior Vice President and Chief Investment
                                                                         Officer

*Jeffrey J. Hurd                                                         Senior Executive Vice President and Chief
                                                                         Operating Officer

*Kathryn Ferrero                                                         Senior Executive Vice President and Chief
                                                                         Marketing Officer

*Dominique Baede                                                         Senior Vice President

*Nicholas Huth                                                           Senior Vice President, Chief Compliance Officer
                                                                         and Associate General Counsel

*Anthony F. Recine                                                       Senior Vice President and Chief Auditor



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

     (a) The 2016 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 (File No. 333-59717) filed April 22, 2016.


     (b) The AXA Financial, Inc. -- Subsidiary Organization Chart: Q4-2017 is incorporated herein by reference to Exhibit 26(b) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 333-59717) filed April 24, 2018.

ITEM 27.    NUMBER OF CONTRACT OWNERS:


As of March 31, 2018 there were 3,589 owners of Qualified Contracts and 2,006 owners of Non-Qualified Contracts of the MONYMaster contracts offered by the Registrant under this Registration Statement.



ITEM 28.    INDEMNIFICATION

The By-Laws of MONY Life Insurance Company of America (the "Corporation") provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.


The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, Chubb Insurance Company, AXIS Insurance Company, ACE, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, and Argo RE Ltd. The annual limit on such policies is $155 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.    PRINCIPAL UNDERWRITERS

      (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors").

      (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 525 Washington Boulevard, Jersey City, New Jersey 07310.

      (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(I)  AXA ADVISORS, LLC


                                                                                   POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA ADVISORS LLC)
---------------------------------------------------------------------   ------------------------------------------------------------
*David Karr                                                             Director, Chairman of the Board and Chief
                                                                        Executive Officer

*Christine Nigro                                                        Director and Vice Chairman of the Board

*Ronald Herrmann                                                        Director

*Anders B. Malmstrom                                                    Director

*Frank Massa                                                            Director, President and Chief Operating Officer

*Brian Winikoff                                                         Director

*Mary Jean Bonadonna                                                    Vice President and Chief Compliance Officer

*Yun Zhang                                                              Vice President and Treasurer

*Gina Jones                                                             Vice President and Financial Crime Officer

*Kenneth Webb                                                           Vice President

*Page Pennell                                                           Vice President

*Philip Pescatore                                                       Chief Risk Officer

*Denise Tedeschi                                                        Assistant Vice President and Assistant Secretary

*James Mellin                                                           Chief Sales Officer

*Thomas Eng                                                             Chief Privacy Officer

*Nicholas J. Gismondi                                                   Vice President and Controller

*Kadeidre Screen                                                        Secretary


                                                                                   POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA ADVISORS LLC)
----------------------------------------------------------------------  ------------------------------------------------------------
*James O'Boyle                                                          Senior Vice President

*Gerald J. Carroll                                                      Vice President

*Claire A. Comerford                                                    Vice President

*Kathryn Ferrero                                                        Vice President

*Prabha ("Mary") Ng                                                     Chief Information Security Officer

*Robert Matricardi                                                      Assistant Vice President and Chief Financial
                                                                        Planning Officer

*Joshua Katz                                                            Vice President

*Christopher LaRussa                                                    Vice President

*Christian Cannon                                                       Assistant Vice President and Counsel

*David G. Rogers                                                        Vice President

*Samuel Schwartz                                                        Vice President

*Ruth Shorter                                                           Vice President

*Steven Sutter                                                          Vice President and Assistant Treasurer



(ii) AXA DISTRIBUTORS, LLC


                                                                                   POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                        (AXA DISTRIBUTORS, LLC)
----------------------------------------------------------------------  ------------------------------------------------------------
*Brian Winikoff                                                         Director, Chairman of the Board, Chief Executive
                                                                        Officer and Chief Retirement Savings Officer

*Ronald Herrmann                                                        Senior Vice President and Director

*Michael B. Healy                                                       Executive Vice President

*Harvey T. Fladeland                                                    Senior Vice President

*Kathryn Ferrero                                                        Senior Vice President

*Peter D. Golden                                                        Senior Vice President

*David Kahal                                                            Senior Vice President

*Kevin M. Kennedy                                                       Director and President

*Graham Day                                                             Senior Vice President

*Trey Reynolds                                                          Senior Vice President

*David Veale                                                            Senior Vice President

*Alfred D'Urso                                                          Vice President and Chief Compliance Officer

*Michael Schumacher                                                     Senior Vice President

*Mark Teitelbaum                                                        Senior Vice President

*Nicholas Gismondi                                                      Vice President and Chief Financial Officer

*Gina Jones                                                             Vice President and Financial Crime Officer

*Yun Zhang                                                              Vice President and Treasurer

*Francesca Divone                                                       Secretary

*Evan Hirsch                                                            Senior Vice President


                                                                                     POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA DISTRIBUTORS, LLC)
--------------------------------------------------------------------------  -------------------------------------------------------
*Gerald J. Carroll                                                          Vice President

*Mathew Drummond                                                            Vice President

*Karen Farley                                                               Vice President

*Richard Frink                                                              Vice President

*Michael J. Grass                                                           Vice President

*Laird Johnson                                                              Vice President

*Joshua Katz                                                                Vice President

*James Long                                                                 Vice President

*Page W. Long                                                               Vice President

*James S. O'Connor                                                          Vice President

*Matthew A. Schirripa                                                       Vice President

*Samuel Schwartz                                                            Vice President

*William Sorrentino                                                         Vice President

*Steven Sutter                                                              Vice President and Assistant Treasurer

*Jonathan Zales                                                             Vice President

*Stephen Scanlon                                                            Director and Senior Vice President

*Prabha ("Mary") Ng                                                         Senior Vice President and Chief Information
                                                                            Security Officer

*Edward Rosenblatt                                                          Vice President and General Counsel

*Denise Tedeschi                                                            Assistant Vice President and Assistant Secretary



The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.



ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its Operations Center at 5788 Widewaters Parkway, Syracuse, New York 13214, 1290 Avenue of the Americas, New York, New York 10104, 2801 Highway 280 South, Birmingham, Alabama, 35223, or at 525 Washington Boulevard, Jersey City, New Jersey 07310.


ITEM 31.    MANAGEMENT SERVICES

Not applicable.


ITEM 32.    UNDERTAKINGS

     (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or

(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                  REPRESENTATIONS RELATING TO SECTION 26 OF
                     THE INVESTMENT COMPANY ACT OF 1940

Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                 SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2018.



MONY America Variable Account A of
MONY Life Insurance Company of America

                                                               (Registrant)


By:  MONY Life Insurance Company of America
                                                                (Depositor)


By:                                                           /s/ Shane Daly
    -----------------------------------------------------------------------------------------
                                                                SHANE DALY
                                               VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL



                                 SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2018.



MONY Life Insurance Company of America

                        (Depositor)


By:                   /s/ Shane Daly
    ------------------------------------------------
                        SHANE DALY
       VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

                   *                    Chairman of the Board, Chief Executive Officer,
            Mark Pearson                  President and Director

PRINCIPAL FINANCIAL OFFICER:

                   *                    Senior Executive Vice President and Chief Financial
          Anders Malmstrom                Officer

PRINCIPAL ACCOUNTING OFFICER:

                   *                   Executive Vice President and Chief Accounting Officer
          Andrea M. Nitzan

*DIRECTORS:


Barbara Fallon-Walsh                   Charles G.T. Stonehill                Mark Pearson
Richard C. Vaughan                     Daniel G. Kaye                        Ramon de Oliveira
Bertram Scott                          Kristi A. Matus

*BY:        /S/ SHANE DALY
             Shane Daly
           ATTORNEY-IN-FACT
            April 24, 2018


                                EXHIBIT INDEX


               EXHIBIT NO.                             DESCRIPTION                             TAG VALUES
              ------------           -----------------------------------------------          ------------

                  9(a)                       Opinion and Consent of Counsel                     EX-99.9a

                  10(a)                   Consent of PricewaterhouseCoopers LLP                 EX-99.10a

                  10(b)                            Powers of Attorney                           EX-99.10b